Quarterly Holdings Report
for
Fidelity® Total Bond Fund
May 31, 2025
TBD-NPRT3-0725
1.800361.121
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	41,979,000	42,102,629
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	30,827,000	30,793,738
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	41,704,000	41,786,407
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5195% 7/20/2037 (b)(c)(d)	390,000	391,135
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (b)(c)(d)	175,000	176,812
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	19,593,000	19,563,062
TOTAL BAILIWICK OF JERSEY		134,813,783
BERMUDA - 0.1%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	28,078,000	28,082,268
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	4,704,746	4,761,674
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	8,236,073	8,310,976
TOTAL CANADA		13,072,650
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	13,287,000	13,288,010
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	23,628,000	23,630,221
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	39,309,000	39,319,693
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	26,700,000	26,778,231
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	18,308,000	18,317,227
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	35,274,000	35,286,522
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	285,000	281,465
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	320,000	315,758
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	22,201,456	22,207,495
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	13,014,000	13,021,496
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	150,000	151,467
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	16,637,000	16,641,409
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	23,510,000	23,536,754
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	27,448,000	27,460,654
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	15,712,000	15,718,128
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	30,407,000	30,498,251
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	28,887,000	28,908,463
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	28,623,000	28,665,047
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	177,000	173,764
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5061% 7/15/2039 (b)(c)(d)	250,000	253,228
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	23,570,000	23,595,644
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	33,368,000	33,445,814
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	540,000	540,249
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	153,000	153,689
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.5132% 3/20/2050 (b)(c)(d)(e)	330,000	0
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 6.75% 7/25/2038 (b)(c)(d)(g)	500,000	500,692
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	18,307,000	18,312,455
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	30,219,000	30,265,839
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1318% 4/25/2037 (b)(c)(d)	250,000	254,105
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	181,000	183,190
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6195% 10/20/2037 (b)(c)(d)	150,000	152,937
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	21,618,000	21,616,487
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	17,958,000	17,994,221
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	18,972,000	18,992,129
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	23,812,000	23,834,312
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	392,000	391,919
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	160,000	159,186
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	26,759,000	26,612,013
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	23,751,000	23,727,178
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	407,341	0
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	330,000	331,020
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6414% 7/17/2034 (b)(c)(d)	23,939,000	23,948,959
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	16,182,000	16,184,395
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	24,322,000	24,382,805
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	30,093,000	30,164,080
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	12,306,000	12,313,433
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	30,702,000	30,778,509
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	6,600,000	6,606,052
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	27,944,000	27,970,072
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	36,609,000	36,641,509
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	23,472,000	23,474,089
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (b)(c)(d)	168,000	168,558
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	41,926,000	41,998,785
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	27,878,000	27,942,733
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	538,000	543,204
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 7/20/2037 (b)(c)(d)(g)	200,000	200,279
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	3,082,960	2,978,103
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	16,712,000	16,723,882
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	21,493,000	21,541,101
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)	11,893,000	11,904,025
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	16,948,000	16,897,156
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	12,766,000	12,793,447
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)(g)	150,000	150,209
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	33,250,000	33,267,955
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	22,799,000	22,815,233
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	27,525,000	27,607,162
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	16,653,000	16,597,795
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	5,653,000	5,656,957
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	23,298,000	23,298,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)	11,974,000	11,974,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	28,658,000	28,730,075
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	16,401,000	16,418,401
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	14,906,000	14,934,769
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	23,008,000	23,020,562
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	19,791,000	19,816,986
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	29,129,000	29,186,122
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (b)(c)(d)	150,000	151,809
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	21,992,000	21,926,024
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	29,999,000	29,934,292
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 7/20/2036 (b)(c)(d)(g)	370,000	370,516
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (b)(c)(d)	180,000	181,202
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)	8,852,983	8,859,286
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	27,967,000	27,902,592
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	22,806,000	22,857,199
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7695% 4/20/2038 (b)(c)(d)	613,000	627,477
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	38,437,000	38,518,180
OCP CLO Ltd Series 2024-11A Class ER2, CME Term SOFR 3 month Index + 6.82%, 11.1026% 4/26/2036 (b)(c)(d)	428,000	428,578
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (b)(c)(d)	200,000	198,874
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	27,221,000	27,205,402
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	15,455,000	15,401,371
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	22,652,000	22,639,428
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	31,144,000	31,228,992
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	1,651,000	1,654,578
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0195% 4/20/2037 (b)(c)(d)	253,000	254,015
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	21,315,000	21,240,398
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	9,378,000	9,395,687
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	285,000	287,665
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	243,000	242,477
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	500,000	504,644
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	13,269,236	13,271,372
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	285,000	282,315
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	26,801,000	26,710,975
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.7073% 8/8/2032 (b)(c)(d)	800,000	792,953
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	21,089,000	21,104,606
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (b)(c)(d)	107,000	107,009
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	12,034,959	11,614,203
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	31,749,000	31,808,593
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	150,000	152,467
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	11,991,000	12,043,389
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	31,230,000	31,260,324
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	19,181,000	19,275,198
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	24,801,783	24,810,910
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 9.0221% 12/5/2036 (b)(c)(d)(e)(f)	986,953	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	7,229,960	7,193,963
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	13,907,542	13,459,005
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	1,639,000	1,288,365
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	23,148,000	23,242,606
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	18,502,000	18,556,470
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	7,846,000	7,846,314
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,811,977,487
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	10,511,254	10,543,860
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	18,984,000	19,040,155
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	18,066,000	18,015,632
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	25,309,000	25,323,654
TOTAL MULTI-NATIONAL		62,379,441
UNITED STATES - 3.6%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	16,844,568	16,960,649
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	15,423,759	15,530,048
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	14,360,502	14,384,764
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	7,073,178	6,861,062
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	1,043,092	975,330
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	11,673,405	10,982,749
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	29,653,007	27,261,231
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	5,500,000	5,522,702
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	1,031,410	1,032,543
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (d)	1,600,000	1,599,172
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	26,319,958	26,322,222
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	8,822,000	8,817,060
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	19,524,895	19,489,604
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(h)	724,992	7
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (d)	8,465,000	8,482,676
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	2,415,377	2,342,929
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	487,174	448,214
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (d)	5,357,878	5,385,829
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	6,950,000	6,917,344
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	2,220,000	2,222,340
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (d)	6,495,000	6,513,705
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	19,468,000	19,511,803
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	22,669,814	21,094,611
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(i)	6,783,990	6,772,366
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,703,000	1,717,235
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	2,600,000	2,613,464
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	6,000,000	5,996,479
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	3,100,000	3,119,299
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	15,600,000	15,606,830
Carmax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	17,440,000	17,510,554
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	22,500,000	22,463,935
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	2,652,303	2,578,288
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	8,661,771	8,207,065
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	7,616,545	6,321,780
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	1,419,567	1,384,256
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	6,455,000	6,454,453
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	28,708,000	28,707,713
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	3,712,850	3,674,191
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	2,705,000	2,796,611
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	285,000	287,125
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	17,385,988	17,110,573
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,342,083	6,172,711
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	9,350,850	8,959,825
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	4,800,000	4,823,429
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (d)	22,785,000	22,745,766
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (d)	32,095,000	32,003,687
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4061% 10/15/2037 (b)(c)(d)	500,000	506,704
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	994,000	965,969
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	881,103	882,475
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	5,174,000	5,232,472
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	6,153,152	6,162,299
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	24,041,000	24,099,444
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (d)	16,860,000	16,791,557
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	14,088,786	14,132,250
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	7,350,275	7,382,270
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	17,135,000	17,149,549
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	3,630,000	3,626,899
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,055,000	3,050,680
Firstkey Homes Trust Series 2020-SFR1 Class F2, 4.284% 8/17/2037 (d)	756,000	751,107
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	26,077,000	26,048,237
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	21,500,000	21,616,698
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	7,100,000	7,005,719
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	69,640,000	69,859,700
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	32,975,607	32,675,367
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	10,270,082	10,333,387
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	5,813,000	5,839,809
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	3,736,542	3,743,976
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	18,730,000	18,840,689
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (d)	12,650,000	12,666,856
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (d)	2,800,000	2,801,551
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	588,000	590,845
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	5,000,000	4,989,180
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	22,967,000	22,951,612
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	26,860,000	26,776,600
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	884,712	841,996
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	3,986,531	3,840,627
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	574,214	514,593
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	5,688,645	5,723,410
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	17,600,000	17,610,977
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	7,981,856	7,622,566
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	14,100,000	14,131,495
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	19,940,025	20,090,353
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	9,500,000	9,479,861
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	6,559,554	6,616,144
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	13,119,742	13,199,860
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (b)(c)(d)	150,000	153,869
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (d)	23,937,000	23,282,067
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (b)(c)	5,745	5,736
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	13,385,000	13,401,556
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,588,281	4,623,531
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	16,899,610	15,970,963
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	22,413,790	21,744,165
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	16,253,320	14,811,140
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	7,120,000	7,141,553
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	8,239,154	8,189,434
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	1,450,000	1,440,854
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	1,423,000	1,417,766
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	1,544,000	1,546,217
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	5,468,180	5,329,540
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	1,286,000	1,254,153
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	10,000,000	10,029,969
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	3,800,000	3,825,434
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	11,923,299	11,290,410
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,110,150	1,009,514
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	9,101,000	8,912,493
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	6,959,000	6,472,071
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	1,360,000	1,096,816
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	16,270,000	16,595,400
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.8287% 5/17/2039 (b)(c)(d)	2,884,000	2,884,001
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (d)	8,000,000	8,001,604
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	20,622,370	20,934,413
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	39,554,235	39,916,723
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	23,514,835	23,942,781
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	30,024,125	29,305,212
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	31,304,690	30,742,511
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	22,618,340	22,198,632
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	2,160,000	2,241,640
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (b)(c)	12,034	12,354
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	3,572,943	3,577,734
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	8,652,899	8,686,611
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	1,151,754	1,152,653
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	383,302	377,712
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	1,296,661	1,296,933
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (d)	16,830,000	16,786,543
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	924,000	907,870
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	315,000	305,814
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,931,000	1,911,834
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	2,399,000	2,383,310
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	476,000	488,692
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	2,162,453	2,163,592
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,980,000	2,017,845
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	5,201,000	5,387,576
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	10,275,000	10,283,943
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	4,950,000	4,942,493
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	5,691,295	5,725,140
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	15,500,000	15,541,903
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	30,900,000	30,929,315
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	10,137,785	10,351,552
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	6,547,000	6,569,219
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	9,295,000	9,280,363
TOTAL UNITED STATES		1,424,625,181
TOTAL ASSET-BACKED SECURITIES (Cost $3,492,977,292)		3,485,494,670

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (b)(c)(j)	2,007,048	1,710,386
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 12/13/2029 (b)(c)(j)	2,935,145	2,924,755
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/22/2031 (b)(c)(j)	346,612	343,090
		3,267,845
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (b)(c)(j)	5,307,738	5,283,854
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/30/2029 (b)(c)(j)	5,114,404	5,126,576
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (b)(c)(j)	2,992,125	2,941,259
		13,351,689
TOTAL CONSUMER DISCRETIONARY		16,619,534

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/8/2031 (b)(c)(j)	1,557,175	1,324,704
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (b)(c)(j)	4,329,150	4,329,150
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0297% 3/15/2030 (b)(c)(j)	1,945,386	1,920,252
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/12/2028 (b)(c)(j)	4,162,418	4,179,317
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3247% 3/21/2031 (b)(c)(j)	1,628,550	1,629,364
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(j)	83,159	83,159
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/31/2030 (b)(c)(j)	5,208,225	5,201,141
		5,284,300
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2555% 5/29/2028 (b)(c)(j)	2,193,866	1,850,614
TOTAL CANADA		37,137,235
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(c)(j)(k)	3,040,000	3,002,000
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (b)(c)(j)	2,238,527	2,217,082

TOTAL FINLAND		5,219,082
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(c)(j)	30,382,891	27,909,420
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(j)	468,801	417,378
TOTAL FRANCE		28,326,798
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (b)(c)(j)	3,693,849	3,699,723
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (b)(c)(j)	1,490,000	1,456,475
TOTAL GERMANY		5,156,198
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (b)(c)(j)	2,029,800	2,023,873
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5827% 1/9/2032 (b)(c)(j)	2,533,924	2,539,195
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (b)(c)(f)(j)(k)	3,386,224	217,294
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (b)(c)(e)(j)	18,305	18,122
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (b)(c)(e)(j)(l)	59,552	58,956
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (b)(c)(e)(j)	84,503	83,658

TOTAL INDIA		378,030
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/22/2032 (b)(c)(j)(k)	1,300,000	1,295,125
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2561% 10/31/2027 (b)(c)(j)	1,678,852	1,391,348
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1842% 9/29/2028 (b)(c)(j)	3,466,083	2,779,382
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (b)(c)(f)(j)(k)	1,442,974	44,011
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (b)(c)(j)	3,182,596	2,885,564
TOTAL LUXEMBOURG		7,100,305
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (b)(c)(j)	3,376,288	3,366,429
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/17/2032 (b)(c)(j)	14,780,611	14,540,427
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (b)(c)(j)	3,330,088	3,335,649
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (b)(c)(j)	1,629,447	1,631,484
		4,967,133
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(c)(j)	6,402,165	4,705,591
TOTAL NETHERLANDS		27,579,580
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4432% 10/15/2029 (b)(c)(j)	1,415,000	1,409,439
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 2/2/2032 (b)(c)(j)	6,532,000	6,454,465
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1932% 10/16/2028 (b)(c)(j)	1,930,000	1,411,313

TOTAL PUERTO RICO		9,275,217
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (b)(c)(j)	4,111,776	4,098,413
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (b)(c)(j)	1,459,701	1,459,701

TOTAL SWEDEN		5,558,114
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(c)(j)	4,385,700	4,080,894
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 12/12/2026 (b)(c)(j)	73,456	73,043
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5785% 12/2/2031 (b)(c)(j)	11,926,575	11,930,869
TOTAL COMMUNICATION SERVICES		12,003,912

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (b)(c)(j)	9,579,299	9,435,610
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9027% 3/29/2027 (b)(c)(j)	1,828,750	1,831,895
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (b)(c)(j)	3,074,737	3,083,377
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/30/2030 (b)(c)(j)	6,725,863	6,698,556
		21,049,438
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (b)(c)(j)	6,940,081	6,955,279
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 1/21/2030 (b)(c)(j)	1,435,000	1,431,412
Industrials - 0.0%
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 3/15/2032 (b)(c)(j)	6,210,000	6,202,238
TOTAL UNITED KINGDOM		47,642,279
UNITED STATES - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (b)(c)(j)	6,677,434	3,927,199
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6108% 3/25/2026 (b)(c)(j)	4,161,004	31,207
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5645% 12/24/2025 (b)(c)(j)	302,290	311,359
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (b)(j)	2,912,292	2,999,661
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (b)(c)(j)	174,974	167,100
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(c)(j)	592,602	448,896
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(j)(k)	2,812,720	2,586,831
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(c)(j)(k)	2,207,280	2,030,013
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (b)(c)(j)	4,829,500	4,823,463
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (b)(c)(j)(k)	7,825,000	7,864,125
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3285% 6/1/2028 (b)(c)(j)	2,443,113	2,494,003
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(c)(j)	4,750,846	4,700,059
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(c)(j)	16,591,957	16,409,943
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (b)(c)(j)	3,494,224	3,329,925
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/9/2027 (b)(c)(j)	1,042,750	996,421
		53,120,205
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9492% 2/10/2027 (b)(c)(j)	8,008,898	4,925,473
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9361% 9/1/2027 (b)(c)(j)	4,654,137	4,202,313
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (b)(c)(j)	4,085,000	3,676,500
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 8/30/2030 (b)(c)(j)	1,377,615	1,371,870
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/7/2028 (b)(c)(j)	2,877,962	2,841,987
		17,018,143
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 7/8/2031 (b)(c)(j)	1,852,159	1,829,007
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (b)(c)(j)	3,375,117	2,804,317
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (b)(c)(j)	16,375,790	16,361,543
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(c)(j)	1,192,117	1,175,726
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8242% 12/1/2028 (b)(c)(j)	7,377,507	7,363,712
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 9/18/2026 (b)(c)(j)	2,125,844	2,125,100
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/13/2030 (b)(c)(j)	1,085,000	981,925
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (b)(c)(j)	2,823,723	2,795,486
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (b)(c)(j)	4,691,135	4,562,129
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 1/31/2029 (b)(c)(j)	1,647,550	1,595,372
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (b)(c)(j)	5,971,000	5,873,314
		45,638,624
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3242% 1/30/2031 (b)(c)(j)	8,627,975	8,657,655
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/25/2031 (b)(c)(j)	898,174	898,785
		9,556,440
TOTAL COMMUNICATION SERVICES		127,162,419

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/3/2028 (b)(c)(j)	4,115,623	3,379,379
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (b)(c)(j)	4,661,604	4,631,304
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (b)(c)(j)	7,830,000	7,803,066
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 3/25/2032 (b)(c)(j)	2,190,000	2,190,000
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4528% 12/22/2028 (b)(c)(j)	1,947,045	1,776,678
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (b)(c)(j)	2,918,163	2,166,736
		21,947,163
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (b)(c)(j)	5,096,087	4,874,509
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 4/18/2030 (b)(c)(j)	3,666,481	3,648,148
		8,522,657
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(c)(j)	14,133,144	13,391,154
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (b)(c)(j)	4,348,842	4,341,710
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (b)(c)(j)	60,000,597	59,430,592
		77,163,456
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (b)(c)(j)	7,126,260	7,055,924
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3274% 1/17/2032 (b)(c)(j)	4,340,000	4,196,780
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0747% 8/1/2030 (b)(c)(j)	4,467,173	4,447,652
		15,700,356
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3231% 7/31/2028 (b)(c)(j)	9,283,275	9,224,326
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (b)(c)(j)	4,303,395	4,316,563
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(c)(j)	28,257,932	24,060,499
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(j)	3,423,193	3,145,059
		40,746,447
Hotels, Restaurants & Leisure - 0.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6815% 2/7/2029 (b)(c)(j)	5,321,667	5,155,365
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 6/22/2030 (b)(c)(j)	2,232,055	2,232,524
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 11/24/2028 (b)(c)(j)	3,095,652	3,085,994
Arcis Golf LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 1% 11/24/2028 (b)(c)(j)(l)	205,875	205,232
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2030 (b)(c)(j)	14,870,000	14,818,847
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2031 (b)(c)(j)	4,811,400	4,788,835
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3252% 10/18/2028 (b)(c)(j)	4,453,823	4,447,142
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3252% 8/8/2027 (b)(c)(j)	1,974,388	1,972,532
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (b)(c)(j)	6,517,677	6,516,308
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(j)	2,666,600	2,512,977
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(j)	2,299,925	2,179,432
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(c)(j)	7,377,046	7,164,956
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (b)(c)(j)	31,124,534	30,923,470
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 2/12/2029 (b)(c)(j)	1,732,500	1,731,426
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(c)(j)	5,765,000	5,713,115
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 12/1/2028 (b)(c)(j)	1,472,656	1,471,124
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/26/2030 (b)(c)(j)	4,377,038	4,377,038
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5925% 12/4/2031 (b)(c)(j)	1,980,100	1,989,386
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/17/2032 (b)(c)(j)(k)	1,615,000	1,618,697
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 1/17/2031 (b)(c)(j)	2,588,850	2,562,237
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/2/2028 (b)(c)(j)	9,243,754	9,189,862
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0747% 11/8/2030 (b)(c)(j)	2,008,852	2,014,838
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(c)(j)	6,496,419	6,017,308
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/26/2030 (b)(c)(j)	3,078,989	3,007,803
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7847% 11/5/2031 (b)(c)(j)	3,955,088	3,949,313
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 4/16/2029 (b)(c)(j)	3,334,904	3,323,232
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(c)(j)	3,048,912	2,963,177
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 4/1/2031 (b)(c)(j)	3,195,850	3,173,895
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/18/2031 (b)(c)(j)	2,238,899	2,233,660
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/18/2031 (b)(c)(j)	666,650	668,316
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (b)(c)(j)	6,899,550	6,896,445
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(c)(j)	16,316,752	15,672,241
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2027 (b)(c)(j)	500,000	402,915
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(c)(j)	2,203,308	2,131,700
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/3/2028 (b)(c)(j)	6,762,161	6,741,604
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (b)(c)(j)	2,213,644	2,102,962
		175,955,908
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/26/2031 (b)(c)(j)	955,200	955,802
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.76% 10/24/2031 (b)(c)(j)	5,675,775	5,695,640
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(c)(j)	4,756,455	4,182,970
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(c)(j)	9,679,094	9,586,853
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(c)(j)	1,218,539	1,211,434
		21,632,699
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/15/2030 (b)(c)(j)	1,659,764	1,617,854
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1887% 11/5/2027 (b)(c)(j)	1,421,882	1,415,953
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 7/24/2028 (b)(c)(j)	1,737,000	347,400
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (b)(c)(j)	6,064,050	6,083,758
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8227% 6/9/2031 (b)(c)(j)	2,855,650	2,848,054
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (b)(c)(j)	4,685,000	4,440,724
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(c)(j)	7,210,330	6,455,841
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(c)(e)(f)(j)(k)	513,380	123,211
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 10/20/2028 (b)(c)(j)	4,394,341	4,175,723
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (b)(c)(j)	3,240,487	2,981,248
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(c)(j)	11,090,981	9,900,698
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (b)(c)(j)	3,908,036	3,835,463
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (b)(c)(j)	3,391,894	3,357,602
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/21/2027 (b)(c)(j)	2,679,758	1,741,842
		47,707,517
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 2/19/2029 (b)(c)(j)	2,691,182	2,699,041
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 11/24/2028 (b)(c)(j)	445,802	444,686
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8298% 8/26/2031 (b)(c)(j)	5,285,000	5,245,363
		8,389,090
TOTAL CONSUMER DISCRETIONARY		419,383,147

Consumer Staples - 0.1%
Beverages - 0.1%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(c)(j)	2,730,000	2,741,084
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5576% 1/24/2029 (b)(c)(j)	3,996,092	2,831,511
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3076% 1/24/2030 (b)(c)(j)	1,085,625	379,969
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7076% 1/24/2029 (b)(c)(j)	3,169,230	3,119,726
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 3/31/2028 (b)(c)(j)	12,276,117	12,273,048
		21,345,338
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0925% 2/5/2029 (b)(c)(j)	1,895,078	1,900,213
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (b)(c)(j)	5,584,771	5,098,114
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 11/20/2027 (b)(c)(f)(j)(k)	3,757,762	112,733
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/1/2029 (b)(c)(j)	3,011,283	2,993,215
		10,104,275
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/23/2030 (b)(c)(j)	2,562,210	2,564,336
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 10/25/2027 (b)(c)(j)	4,466,142	4,476,370
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (b)(c)(j)	6,726,537	3,867,760
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(c)(j)	3,859,918	3,570,424
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(c)(j)	3,463,412	3,203,656
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (b)(c)(j)	3,324,917	3,322,988
		21,005,534
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 5/17/2028 (b)(c)(j)	3,705,600	2,603,184
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9327% 2/23/2029 (b)(c)(j)	544,146	519,354
		3,122,538
TOTAL CONSUMER STAPLES		55,577,685

Energy - 0.1%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/27/2029 (b)(c)(j)	5,702,100	5,474,016
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (b)(c)(j)	3,124,300	3,106,085
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (b)(c)(j)	1,806,334	1,805,882
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (b)(c)(j)	11,726,555	11,709,434
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(c)(j)	1,920,188	1,911,393
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 11/19/2029 (b)(c)(j)	3,245,709	3,156,452
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 4/1/2030 (b)(c)(j)	2,015,000	2,015,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (b)(c)(j)	2,797,988	2,804,115
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 9/29/2028 (b)(c)(j)	2,483,720	2,485,782
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/30/2031 (b)(c)(j)	1,221,740	1,226,016
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3327% 2/11/2030 (b)(c)(j)	2,225,000	2,218,503
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(j)(k)	907,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(j)(k)	2,102,309	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(c)(j)	29,580,500	16,006,305
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (b)(c)(j)	1,858,227	1,802,871
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 8/1/2029 (b)(c)(j)	1,415,736	1,420,167
		51,668,005
TOTAL ENERGY		57,142,021

Financials - 0.6%
Capital Markets - 0.1%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 6/13/2031 (b)(c)(j)	5,370,386	5,374,252
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(c)(j)	8,482,667	8,508,115
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/17/2031 (b)(c)(j)	3,104,400	3,097,601
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8268% 9/15/2031 (b)(c)(j)	5,143,375	5,112,052
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (b)(c)(j)	4,234,388	4,227,909
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (b)(c)(j)	4,504,181	4,492,921
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (b)(c)(j)	8,732,887	8,707,562
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (b)(c)(j)	2,730,000	2,716,350
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 12/1/2028 (b)(c)(j)	2,033,329	2,040,100
		44,276,862
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (b)(e)(j)(m)	564,772	562,682
Agellan Portfolio 9% 8/7/2025 (e)(j)	424,000	424,000
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/31/2031 (b)(c)(j)	15,027,338	15,036,805
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(c)(j)(k)	4,819,000	4,770,810
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (b)(c)(j)	2,239,388	2,245,456
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (b)(j)	173,715	156,343
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (b)(j)	1,056,764	443,841
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (b)(j)	329,660	296,694
Epic Creations Inc Tranche DD DIP TL 1LN, term loan 14.3216% 7/31/2025 (b)(e)(j)	28,533	28,533
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(j)(k)	357,500	0
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3287% 1/9/2026 (b)(c)(e)(j)	4,708,527	4,543,729
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (b)(c)(j)	1,946,535	1,955,061
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/17/2031 (b)(c)(j)	6,780,000	6,766,372
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6768% 11/5/2029 (b)(c)(j)	1,555,000	1,540,834
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (b)(c)(j)	8,622,265	8,625,541
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(c)(j)(k)	2,020,000	2,020,626
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 5/16/2031 (b)(c)(j)	1,798,805	1,805,550
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (b)(c)(j)	2,326,544	2,324,799
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/12/2032 (b)(c)(j)(k)	685,000	688,994
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6785% 10/3/2029 (b)(c)(e)(j)	774,090	764,801
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9285% 10/3/2029 (b)(c)(e)(j)	1,653,583	955,771
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (b)(c)(j)	2,817,798	2,816,052
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (b)(c)(j)	1,839,352	1,837,310
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (b)(c)(j)	1,965,075	1,969,241
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(c)(j)	16,135,000	15,978,652
		78,558,497
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (b)(c)(j)	27,752,070	27,549,758
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/21/2032 (b)(c)(j)(k)	5,800,000	5,803,248
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 5/23/2033 (b)(c)(j)(k)	2,600,000	2,613,000
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (b)(c)(j)	6,064,800	6,055,885
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 12/29/2031 (b)(c)(j)	2,602,210	2,591,905
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (b)(c)(j)	4,320,244	4,295,057
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 8/19/2028 (b)(c)(j)	6,065,955	6,043,207
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (b)(c)(j)	20,022,178	19,775,104
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(c)(j)	12,190,000	11,748,113
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (b)(c)(j)	8,894,000	8,410,433
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 7/31/2027 (b)(c)(j)	3,636,898	3,612,640
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (b)(c)(j)	15,099,446	15,093,859
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/15/2031 (b)(c)(j)	3,607,693	3,594,164
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (b)(c)(j)	4,136,371	4,124,293
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/29/2030 (b)(c)(j)	1,379,105	1,372,044
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 11/21/2029 (b)(c)(j)	6,823,053	6,798,558
		129,481,268
TOTAL FINANCIALS		252,316,627

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 11/8/2027 (b)(c)(j)	158,155	158,438
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/30/2029 (b)(c)(j)	3,438,667	3,425,428
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2031 (b)(c)(j)	7,898,454	7,922,465
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (b)(c)(j)	18,819,436	18,797,606
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (b)(c)(j)	2,159,150	2,160,510
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/29/2031 (b)(c)(j)	870,938	864,623
		33,329,070
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (b)(c)(j)	2,489,402	1,533,048
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(c)(j)	1,231,180	1,089,594
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5827% 2/11/2028 (b)(c)(j)	3,425,226	3,421,561
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (b)(c)(j)	3,552,150	3,551,475
Examworks Bidco Inc Tranche B 1LN, term loan 7.0768% 11/1/2028 (b)(j)	2,135,000	2,136,943
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (b)(c)(j)	1,769,482	1,691,625
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(c)(j)	7,851,588	7,683,486
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 10/23/2031 (b)(c)(j)	1,731,996	1,725,935
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.149% 10/23/2031 (b)(c)(j)(l)	223,004	222,223
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(c)(j)	1,787,695	1,792,611
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(c)(j)	445,405	446,630
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (b)(c)(j)	3,460,534	3,467,836
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(c)(j)	1,975,099	1,325,508
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(c)(j)(k)	2,840,000	2,818,700
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 2/21/2031 (b)(c)(j)	2,628,516	2,629,121
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (b)(c)(j)	6,248,480	6,247,043
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(c)(j)	2,389,780	2,367,221
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (b)(c)(j)	7,165,000	7,166,218
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9387% 10/1/2029 (b)(c)(j)	280,000	254,800
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/11/2031 (b)(c)(j)	1,579,086	1,579,086
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 5.8695% 10/11/2031 (b)(c)(j)(l)	71,957	71,956
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (b)(c)(j)	1,149,225	1,150,949
		54,373,569
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (b)(c)(j)	12,782,155	12,720,545
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (j)	1,300,000	1,301,222
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0742% 3/26/2032 (b)(c)(j)	1,940,000	1,924,635
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0742% 5/1/2031 (b)(c)(j)	7,702,395	7,659,107
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/28/2029 (b)(c)(j)	4,024,350	3,989,136
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 11/26/2031 (b)(c)(j)	4,992,488	4,977,660
		32,572,305
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(c)(j)	16,320,000	15,465,485
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1742% 8/1/2027 (b)(c)(j)	3,172,471	3,167,173
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 4/23/2031 (b)(c)(j)	4,751,125	4,635,340
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (b)(c)(j)	5,934,335	5,928,757
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 5/19/2031 (b)(c)(j)	4,085,137	3,972,796
		33,169,551
TOTAL HEALTH CARE		153,444,495

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (b)(c)(j)	1,647,832	1,649,002
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 1/27/2032 (b)(c)(j)	2,340,000	2,329,774
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0539% 2/26/2032 (b)(c)(j)	7,287,500	7,234,010
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 2/26/2032 (b)(c)(j)(k)(l)	687,500	682,454
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3003% 12/11/2031 (b)(c)(j)	3,438,462	3,425,567
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 12/11/2031 (b)(c)(j)(l)	286,538	285,464
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (b)(c)(j)	13,719,969	13,755,367
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (b)(c)(j)	2,368,057	2,373,479
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/19/2032 (b)(c)(j)	3,064,600	3,062,547
		34,797,664
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(c)(j)	3,027,834	3,025,502
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(c)(j)	1,151,691	1,150,805
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6768% 11/23/2029 (b)(c)(e)(j)	1,525,000	1,464,000
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 3/17/2030 (b)(c)(j)	1,044,095	1,019,558
		6,659,865
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (b)(c)(j)	5,008,769	3,677,288
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/3/2029 (b)(c)(j)	4,029,370	4,032,433
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/13/2029 (b)(c)(j)	303,583	304,417
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 11/3/2028 (b)(c)(j)	2,420,086	2,408,809
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/4/2031 (b)(c)(j)	1,905,425	1,894,716
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5716% 1/24/2029 (b)(c)(j)	3,057,331	3,050,635
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (b)(c)(j)	3,760,000	3,584,521
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(c)(j)	7,533,202	6,777,999
		25,730,818
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (b)(c)(j)	18,094,709	17,961,351
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (b)(c)(j)	15,084,452	15,098,631
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0329% 11/1/2031 (b)(c)(j)	2,698,621	2,700,861
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (b)(c)(j)(l)	311,379	311,637
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/15/2031 (b)(c)(j)	4,764,089	4,132,847
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 5/31/2028 (b)(c)(j)	2,831,553	2,831,553
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(c)(j)	15,267,238	12,690,892
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (b)(c)(j)	1,243,750	1,178,453
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9297% 5/3/2029 (b)(c)(j)	3,852,781	3,398,153
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/9/2031 (b)(c)(j)	1,189,983	1,188,995
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (b)(c)(j)	7,230,191	7,239,663
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/21/2028 (b)(c)(j)	3,603,258	3,612,771
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (b)(c)(j)	1,695,438	1,711,680
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8185% 3/3/2032 (b)(c)(j)	5,460,000	5,431,007
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5105% 5/6/2032 (b)(c)(j)	3,970,000	3,969,444
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(c)(j)	5,041,895	5,035,089
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (b)(c)(j)	984,888	917,708
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(c)(j)	20,103,621	18,765,524
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0326% 7/25/2030 (b)(c)(j)	4,771,570	4,776,675
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 3/19/2032 (b)(c)(j)	2,020,000	2,014,102
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 11/30/2028 (b)(c)(j)	1,854,468	1,855,637
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 11/30/2028 (b)(c)(j)	142,830	142,920
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.443% 12/10/2026 (b)(c)(j)	2,092,621	2,097,853
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/24/2031 (b)(c)(j)	1,385,000	1,388,463
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 11.4413% 10/19/2030 (b)(c)(j)	1,845,719	1,474,268
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4413% 4/19/2030 (b)(c)(j)	1,921,215	1,892,397
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 11/2/2029 (b)(c)(j)	5,449,366	5,439,176
		129,257,750
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/27/2031 (b)(c)(j)	2,184,607	2,174,077
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8285% 11/3/2031 (b)(c)(j)	2,797,988	2,797,121
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 2/16/2028 (b)(c)(j)	1,345,896	1,348,143
		6,319,341
Electrical Equipment - 0.0%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.693% 10/14/2027 (b)(c)(j)	1,797,237	1,788,251
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0731% 3/2/2027 (b)(c)(j)	5,339,309	5,332,475
		7,120,726
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(c)(j)	3,800,900	3,781,172
Machinery - 0.0%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4413% 7/30/2029 (b)(c)(j)	2,083,967	2,095,220
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/15/2030 (b)(c)(j)	4,190,487	4,193,127
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8242% 9/28/2028 (b)(c)(j)	2,341,288	2,314,105
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 10/10/2031 (b)(c)(j)	1,941,675	1,933,578
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (b)(c)(j)	1,190,000	1,191,785
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (b)(c)(j)	4,836,150	4,714,232
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3092% 12/3/2026 (b)(c)(e)(j)	1,037,872	921,008
		17,363,055
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (b)(c)(j)	5,716,100	5,650,365
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (b)(c)(j)(k)	1,990,000	1,997,045
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5068% 6/4/2029 (b)(c)(j)	2,173,050	2,142,258
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (b)(c)(j)	1,476,401	1,483,694
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (b)(c)(j)	3,526,763	3,532,935
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(c)(j)	1,420,000	1,418,821
		16,225,118
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 2/4/2028 (b)(c)(j)	4,455,362	4,459,282
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (b)(c)(j)	9,236,850	9,184,940
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0744% 10/30/2031 (b)(c)(j)	1,975,050	1,976,294
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(c)(j)	9,584,350	8,853,544
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (b)(c)(j)	3,101,395	3,105,923
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2797% 3/1/2031 (b)(c)(j)	1,761,710	1,763,912
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/16/2030 (b)(c)(j)	2,851,465	2,788,732
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (b)(c)(j)	1,415,598	1,209,983
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/30/2031 (b)(c)(j)	1,111,600	1,101,184
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 7/31/2031 (b)(c)(j)	6,537,238	6,541,748
		40,985,542
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(c)(j)	1,208,161	1,168,799
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(c)(j)	6,505,053	6,097,577
		7,266,376
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (b)(c)(j)	4,307,338	4,286,878
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5492% 1/2/2029 (b)(c)(j)	843,178	829,477
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0608% 8/10/2029 (b)(c)(j)	2,107,828	1,298,949
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2992% 1/2/2029 (b)(c)(j)	190,313	120,373
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0608% 8/10/2029 (b)(c)(j)	368,414	114,207
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (b)(c)(j)	3,571,225	3,558,583
		10,208,467
TOTAL INDUSTRIALS		305,715,894

Information Technology - 1.1%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0744% 10/24/2030 (b)(c)(j)	1,097,741	1,099,805
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(c)(j)	11,880,000	11,982,287
		13,082,092
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/2/2029 (b)(c)(j)	5,135,540	5,141,959
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (b)(c)(j)	600,000	595,500
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (b)(c)(j)	3,967,978	3,964,010
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.5% 3/31/2028 (b)(c)(j)(l)	116,071	113,460
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/30/2031 (b)(c)(j)	5,427,114	5,422,665
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/9/2029 (b)(c)(j)	2,415,331	2,414,147
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (b)(c)(j)	4,651,625	4,654,881
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (b)(c)(j)	2,060,000	2,060,000
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (b)(c)(j)	2,598,488	2,593,628
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 5/30/2030 (b)(c)(j)	1,808,547	1,804,025
		28,764,275
IT Services - 0.3%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 2/3/2031 (b)(c)(j)	2,464,171	2,464,516
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(c)(j)	290,000	233,813
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(c)(j)	9,723,273	9,109,540
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(j)	854,310	675,973
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 3/6/2028 (b)(c)(j)	2,095,000	2,088,883
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (b)(c)(j)	2,460,000	2,451,538
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (b)(c)(j)	9,660,000	9,653,141
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/17/2031 (b)(c)(j)	6,159,050	6,134,660
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (b)(c)(j)	16,340,111	14,128,314
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 6/21/2031 (b)(c)(j)	4,000,000	4,000,000
X Corp 1LN, term loan 9.5% 10/26/2029 (j)	15,980,000	15,897,543
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(c)(j)	9,463,151	9,367,194
		76,205,115
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3247% 8/17/2029 (b)(c)(j)	3,559,063	3,560,842
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/24/2031 (b)(c)(j)	5,791,832	5,809,960
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(c)(j)	1,457,616	1,445,314
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (b)(c)(j)	10,134,000	10,081,202
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/21/2031 (b)(c)(j)	7,452,550	7,430,416
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (b)(c)(j)	10,455,404	10,422,783
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/29/2028 (b)(c)(j)	3,213,699	3,217,716
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(c)(j)	25,158,585	24,800,831
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(c)(j)	3,918,409	3,379,628
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(c)(e)(j)	5,346,600	5,034,770
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (b)(c)(j)	5,461,269	5,465,146
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 5/30/2031 (b)(c)(j)	4,866,752	4,875,366
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(c)(e)(j)	3,560,716	3,560,716
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (b)(c)(j)	4,009,590	4,004,578
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/12/2029 (b)(c)(j)	7,674,537	7,663,025
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (b)(c)(j)	1,810,463	1,803,999
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (b)(c)(j)	5,725,000	5,720,420
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(c)(j)	2,465,000	2,402,143
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (b)(c)(j)	9,258,360	8,418,164
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (b)(c)(j)	11,101,451	10,648,734
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (b)(c)(j)	2,065,000	1,861,949
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (b)(c)(j)	9,576,875	9,277,598
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (b)(c)(j)	3,493,483	2,847,189
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(c)(j)	26,252,322	25,405,161
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(c)(j)	2,110,000	2,027,583
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3073% 5/8/2033 (b)(c)(j)	2,785,000	2,743,225
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5519% 10/26/2030 (b)(c)(j)	7,578,130	7,597,075
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (b)(c)(j)	1,815,450	1,812,146
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (b)(c)(j)	8,560,482	8,552,178
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1972% 5/15/2028 (b)(c)(j)	6,025,291	2,687,942
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6972% 5/15/2028 (b)(c)(j)	1,403,639	1,399,133
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (b)(c)(j)	1,510,000	1,508,580
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/24/2028 (b)(c)(j)	6,131,097	6,078,860
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1768% 10/2/2028 (b)(c)(j)	5,069,538	5,023,354
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (b)(c)(j)	7,890,879	7,262,054
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 11/22/2029 (b)(c)(j)	2,895,464	2,880,987
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 8/13/2029 (b)(c)(j)	1,336,301	1,335,632
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (b)(c)(j)	5,399,746	5,417,295
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3285% 2/10/2031 (b)(c)(j)	18,682,606	18,712,498
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (b)(c)(j)	4,304,429	4,304,429
		244,919,779
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(j)	12,770,000	12,578,450
TOTAL INFORMATION TECHNOLOGY		379,110,553

Materials - 0.4%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (b)(c)(j)	3,583,775	3,259,730
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/24/2027 (b)(c)(j)	1,759,500	1,711,114
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1768% 11/24/2028 (b)(c)(j)	935,000	869,942
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (b)(c)(j)	3,076,411	2,991,041
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(c)(j)	745,321	610,544
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(c)(j)(l)	176,059	176,059
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(c)(j)	277,513	277,513
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (b)(c)(j)	7,248,817	7,245,411
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4268% 9/30/2029 (b)(c)(j)	675,000	649,127
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9576% 8/29/2029 (b)(c)(j)	946,318	946,716
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 12/20/2029 (b)(c)(j)	1,005,971	1,007,651
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (b)(c)(j)	3,880,275	3,805,114
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/18/2028 (b)(c)(j)	7,352,463	7,211,516
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3425% 11/1/2030 (b)(c)(j)	2,890,873	2,848,955
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (b)(c)(j)	8,700,608	8,677,030
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(c)(j)	7,468,958	7,085,352
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(c)(j)	14,476,281	14,370,315
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(c)(j)	1,281,176	1,230,327
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/14/2030 (b)(c)(j)	1,277,250	1,130,366
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (b)(c)(j)	4,897,411	4,468,888
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(c)(j)	10,292,080	9,841,802
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (b)(c)(j)	1,973,385	1,850,660
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 1/31/2029 (b)(c)(j)	3,163,942	3,154,071
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(c)(j)	4,805,000	4,604,776
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 9/30/2031 (b)(c)(j)	1,813,175	1,818,271
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (b)(c)(j)(l)	187,280	187,806
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (b)(c)(j)	1,770,113	1,763,032
		93,793,129
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (b)(c)(j)	2,340,000	2,337,075
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (b)(c)(j)	8,585,000	8,542,076
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3247% 4/2/2029 (b)(c)(j)	1,631,281	1,630,269
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/24/2028 (b)(c)(j)	3,277,435	3,291,790
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/19/2029 (b)(c)(j)	1,394,730	1,379,151
		17,180,361
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 3/3/2028 (b)(c)(j)	5,525,101	5,495,155
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8215% 6/7/2031 (b)(c)(j)	8,570,320	8,583,689
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0925% 11/29/2030 (b)(c)(j)	4,460,846	4,467,448
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (b)(c)(j)	16,412,355	16,335,873
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(c)(j)	8,064,021	7,997,251
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.1944% 4/1/2032 (b)(c)(j)(l)	140,979	139,812
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2027 (b)(c)(j)	3,687,720	3,686,725
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/1/2031 (b)(c)(j)	2,749,903	2,708,655
Pregis TopCo LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 2/1/2029 (b)(c)(j)	1,080,742	1,081,077
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 4/19/2031 (b)(c)(j)	945,450	947,614
		51,443,299
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(c)(j)(k)	2,585,000	2,269,966
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/23/2031 (b)(c)(j)	2,563,028	2,566,231
TOTAL MATERIALS		167,252,986

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0785% 8/21/2030 (b)(c)(j)	2,390,520	2,384,543
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (b)(c)(j)	3,129,196	3,128,883
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (b)(c)(j)	4,964,462	4,968,036
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (b)(c)(j)	8,375,829	8,356,146
		16,453,065
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/30/2031 (b)(c)(j)	3,174,050	3,184,969
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/31/2030 (b)(c)(j)	2,115,000	2,112,631
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/26/2032 (b)(c)(j)	2,460,000	2,465,535
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/24/2032 (b)(c)(j)(k)	1,720,968	1,696,582
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/4/2032 (b)(c)(j)(k)	219,032	215,928
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(c)(j)	8,231,345	8,128,453
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (b)(c)(j)	1,376,550	1,376,330
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(c)(j)	8,729,179	8,655,505
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 3/27/2028 (b)(c)(j)	2,490,000	2,496,225
		30,332,158
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 6/23/2028 (b)(c)(j)	175,013	174,663
TOTAL UTILITIES		46,959,886

TOTAL UNITED STATES		1,966,450,256
TOTAL BANK LOAN OBLIGATIONS (Cost $2,210,722,873)		2,151,472,567

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	9,018,436
KeyBank NA/Cleveland OH 6.95% 2/1/2028	1,259,000	1,321,559
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	15,938,986

TOTAL BANK NOTES (Cost $25,774,154)		26,278,981

Collateralized Mortgage Obligations - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	9,640,824	8,316,774
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(i)	6,700,000	6,703,378
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	11,475,434	11,335,970
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	5,987,181	5,939,396
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	8,236,897	8,076,953
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	4,399,248	4,352,365
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	5,477,565	5,340,616
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	14,822,417	14,292,872
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	20,330,807	19,955,159
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	153,098	15
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(c)(d)	337,425	334,211
CSMC Trust Series 2021-RPL7 Class A1, 4.1993% 7/27/2061 (b)(d)	4,426,389	4,420,938
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	19,665	19,941
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	22,840	22,941
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	28,812	29,309
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	20,855	21,195
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	28,411	28,810
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	11,854	11,999
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	4,294	4,425
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	14,002	14,399
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2365% 2/25/2032 (b)(c)	2,940	2,945
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4444% 3/18/2032 (b)(c)	5,356	5,401
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 4/25/2032 (b)(c)	5,659	5,696
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 10/25/2032 (b)(c)	6,684	6,728
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1865% 1/25/2032 (b)(c)	2,767	2,769
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (b)(h)	6,830	179
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (b)(h)	111,917	12,917
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (b)(h)	6,034	622
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	15,424	13,301
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (b)(h)	141,351	10,450
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	433,762	446,729
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (b)(c)	2,883	2,994
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	373,631	366,877
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	55,827	56,996
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2436% 11/25/2036 (b)(h)	84,660	8,154
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (b)(h)	50,725	5,064
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	67,998	60,523
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	110,383	93,863
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	11,842	9,647
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (b)(h)	28,429	3,115
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (b)(c)	22,546	27,847
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	34,004	42,300
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	6,464	7,164
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	969,902	927,164
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,424,433	1,400,239
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	126,941	129,931
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	577,591	572,053
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	1,120	5
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	263,144	5,839
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	476,106	464,844
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	892,276	826,251
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,154,315	1,066,803
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	2,255	31
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (b)(h)	3,332	7
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	13,015	43
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (b)(h)	199,021	21,581
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	995,579	144,784
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	930,377	878,770
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	768,764	761,576
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	8,765,015	7,464,075
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	997,465	984,595
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	316,328	312,903
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	609,406	87,318
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	13,308,087	10,979,310
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	7,219,082	6,297,108
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,238,636	2,862,514
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	4,439,840	3,851,690
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,741,621	2,242,212
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,913,558	2,382,829
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	2,491,627	2,096,376
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,365,489	2,048,070
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	10,885,650	9,329,586
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	7,303,273	6,339,771
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	26,060,347	22,401,368
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,791,720	3,230,877
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,307,944	2,095,666
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	3,109,430	2,848,623
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	2,880,124	2,590,211
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,503,514	2,323,147
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	4,444,797	4,038,194
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	3,700,557	3,426,149
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,012,461	3,770,751
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,421,910	1,288,886
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	3,966,829	3,868,010
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	10,560,446	9,232,893
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	26,936,556	23,267,756
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	8,409,962	8,070,794
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,785,029	2,390,960
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	3,163,208	2,805,075
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,822,984	1,769,468
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,561,223	3,007,293
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	9,047,751	7,911,217
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (b)(c)	10,231,838	9,921,104
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (b)(c)	21,712,648	21,053,250
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(c)	7,244,590	7,099,683
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(c)	25,443,863	24,683,176
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	7,226,795	7,082,732
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	3,270,307	2,970,462
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	10,527,215	9,317,743
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	7,896,159	6,251,665
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(c)	8,275,624	8,330,947
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(c)	20,545,107	20,691,121
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(c)	3,468,035	3,491,432
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (b)(c)	4,289,325	4,290,136
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(c)	23,730,140	23,662,263
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (b)(c)	7,462,807	7,453,533
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	2,513	2,562
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	35,441	29,577
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	55,854	46,768
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (h)	528,930	21,042
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	4,392,841	4,000,478
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	2,232,338	1,996,269
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(c)	12,365,924	12,314,175
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 3/25/2055 (b)(c)	16,632,552	16,615,350
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(c)	6,029,526	6,010,876
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(c)	9,830,631	9,809,835
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(c)	9,957,538	9,926,933
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	12,476,553	12,439,035
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	5,350,152	5,335,650
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	3,014,379	2,842,175
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	7,551,044	7,088,905
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	5,873,582	5,772,819
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	3,393,546	3,081,781
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	28,470	4,050
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	26,034	3,827
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(h)	17,606	3,159
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(h)	10,735	1,640
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	16,337	2,763
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(h)	9,577	1,690
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	111,589	17,945
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	7,267	7,371
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	21,299	21,635
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,374,293	1,337,394
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,324,649	2,012,961
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,204,382	1,896,892
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,374,507	2,058,924
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	3,142,085	2,642,146
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	10,562	10,767
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	80,020	81,610
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	4,677	4,776
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	12,287	12,512
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	22,344	22,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	13,856	14,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	7,645	7,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	7,607	7,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	79,945	81,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2468% 1/15/2032 (b)(c)	2,189	2,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	3,083	3,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4468% 3/15/2032 (b)(c)	2,970	2,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 6/15/2031 (b)(c)	4,794	4,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	1,681	1,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	20,737	21,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	28,942	29,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	55,430	56,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	525,970	532,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	28,952	29,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	736,239	728,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	233,984	239,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	469,533	462,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	106	106
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	124,295	126,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (n)	6,552	6,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (b)(h)	38,619	3,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	133,064	108,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	19,514	16,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	72,087	59,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	80,130	66,776
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	125,216	129,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	598,116	611,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (b)(h)	179,449	15,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	38,306	39,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (b)(h)	119,672	13,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2037 (b)(c)	139,808	138,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	57,350	57,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	584,155	585,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	88,275	87,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	108,136	104,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	869,102	808,121
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (h)	310,533	20,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	74	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	552	3
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	375,179	13,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	260,457	257,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	207,880	206,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	545,917	542,028
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	79,524	79,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	16,925	16,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,355,986	1,292,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	2,031,773	1,972,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	919,663	830,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	978,228	956,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,678,269	2,139,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	2,365,042	2,154,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,503,746	1,340,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,651,300	1,365,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,512,857	4,630,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,760,959	1,507,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	3,827,612	3,620,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	6,269,424	5,527,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	6,036,485	5,219,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,877,877	1,555,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	6,393,106	5,590,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,474,874	2,076,440
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,443,703	2,027,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	6,276,023	5,380,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,358,803	2,016,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	13,904,068	11,913,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	6,552,924	5,636,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	5,479,394	4,700,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,753,339	2,427,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	18,363,465	15,939,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,823,635	1,562,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,788,328	3,246,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,728,193	1,522,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,174,510	2,719,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,240,309	2,732,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,174,523	2,719,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,311,261	1,156,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,661,190	5,026,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	2,316,601	2,002,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	7,569,304	7,004,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,740,249	1,572,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	7,194,171	6,533,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,405,557	1,241,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,579,093	2,275,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	4,048,403	3,754,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,465,254	2,306,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	5,768,297	5,396,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	3,405,893	3,209,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	4,823,508	4,539,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,618,664	2,616,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	6,867,201	6,755,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	6,052,883	5,979,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (b)(c)	9,430,952	9,488,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (b)(c)	5,295,855	5,265,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	17,415,158	17,339,817
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	5,118,876	5,074,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(c)	9,339,673	9,322,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	22,383,614	22,318,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 3/25/2055 (b)(c)	17,843,475	17,779,542
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	25,885	26,353
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	2,481	2,522
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	3,864	3,924
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	40,990	33,591
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7663% 5/20/2060 (b)(c)(o)	215,097	215,320
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (b)(c)(o)	50,068	50,117
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (b)(c)(o)	137,956	138,272
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 12/20/2060 (b)(c)(o)	124,922	125,370
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 2/20/2061 (b)(c)(o)	123,160	123,667
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9234% 2/20/2061 (b)(c)(o)	152,199	152,807
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (b)(c)(o)	135,707	136,182
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(o)	122,781	123,317
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(o)	124,257	124,732
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9634% 6/20/2061 (b)(c)(o)	130,523	131,062
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 10/20/2061 (b)(c)(o)	276,981	278,419
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 11/20/2061 (b)(c)(o)	175,178	176,227
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 1/20/2062 (b)(c)(o)	94,907	95,474
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 1/20/2062 (b)(c)(o)	186,215	187,308
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 3/20/2062 (b)(c)(o)	96,658	97,162
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (b)(c)(o)	11,372	11,373
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9534% 10/20/2062 (b)(c)(o)	76,481	76,821
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.7934% 3/20/2063 (b)(c)(o)	149,548	149,818
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 1/20/2064 (b)(c)(o)	78,148	78,575
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 12/20/2063 (b)(c)(o)	155,755	156,622
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 6/20/2064 (b)(c)(o)	568,677	570,666
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 9/20/2064 (b)(c)(o)	1,975,721	1,983,340
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	4,359	4,100
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8334% 12/20/2062 (b)(c)(o)	23,993	23,865
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,341,924	1,208,177
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (b)(c)(o)	545,479	542,778
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	192,411	190,851
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (b)(h)	38,856	2,521
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (b)(h)	38,981	3,387
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index + 39.5131%, 13.5411% 6/16/2037 (b)(c)	2,080	2,379
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (b)(h)	72,811	7,128
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	5,024,930	4,759,805
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,262,714	2,190,618
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	500,240	483,830
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9863% 3/20/2060 (b)(c)(o)	250,758	252,008
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	16,667	717
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (b)(h)	193,010	18,360
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	918,148	900,152
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,753,629	2,467,422
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,037,408	954,382
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,761,808	1,567,201
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,405,268	1,261,604
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	907,960	827,454
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,379,956	3,850,133
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,530,193	2,326,872
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 1/20/2049 (b)(c)	3,015,215	2,994,383
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 10/20/2049 (b)(c)	985,011	963,628
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.8889% 2/20/2049 (b)(c)	1,967,241	1,931,428
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	8,013,376	7,764,199
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	6,200,000	6,206,955
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	6,304,274	5,851,948
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	4,135,120	3,827,503
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	13,160,000	13,173,811
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	2,391,895	2,208,357
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	4,655,488	4,287,015
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	1,088,617	1,074,331
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	1,231,650	1,197,895
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	3,201,171	3,188,773
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	7,760,610	7,278,944
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	20,852,908	19,962,926
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	9,091,192	8,844,990
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	2,718,179	2,651,441
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	1,451,313	1,403,291
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	9,899,700	9,536,106
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	2,173,615	2,006,832
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (d)	227,743	226,937
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	2,040	1,881
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.0792% 9/25/2043 (b)(c)	861,534	830,662
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (d)	7,000,000	6,715,478
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	6,291,255	5,926,118
TOTAL UNITED STATES		938,783,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $940,917,654)		938,783,282

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	2,000,000	1,918,170
UNITED STATES - 5.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	19,850,000	19,933,136
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8787% 4/15/2042 (b)(c)(d)	1,556,000	1,547,175
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3677% 10/15/2034 (b)(c)(d)	2,069,000	2,070,138
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	11,081,323	10,550,000
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	2,422,000	2,243,110
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	1,322,000	1,178,442
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 9/15/2038 (b)(c)(d)	1,120,000	974,819
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	15,270,484	15,213,220
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	2,884,868	2,861,429
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)	2,059,584	2,039,631
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8227% 7/15/2049 (b)	845,000	808,457
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/2049 (d)	2,108,000	1,847,777
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7203% 7/15/2049 (b)(h)	14,603,082	81,073
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class C, 4.352% 2/15/2050 (b)	610,000	582,122
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)	1,426,000	1,078,038
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	902,933	893,581
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	1,738,000	900,027
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	1,092,000	487,416
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	2,287,862	2,260,305
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	2,308,000	2,128,790
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	735,000	598,860
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)	735,000	550,804
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	607,732	584,750
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,377,551
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,645,673	1,578,760
BANK Series 2020-BN25 Class C, 3.3494% 1/15/2063 (b)	1,375,000	1,179,385
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	430,000	317,437
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,264,740
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	543,859
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	441,000	312,740
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (b)	3,731,000	1,756,709
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	555,985
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,084,558
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	856,835
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (b)(h)	10,180,844	430,118
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,591,036
BANK Series 2021-BN38 Class C, 3.2179% 12/15/2064 (b)	260,000	210,965
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,427,537
BANK Series 2022-BNK40 Class A4, 3.3909% 3/15/2064 (b)	522,000	471,963
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,746,000	1,667,436
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	943,000	686,147
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)(e)	738,000	500,741
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	1,759,000	1,217,282
BANK Series 2022-BNK44 Class AS, 5.7439% 11/15/2055 (b)	1,097,000	1,116,492
BANK Series 2022-BNK44 Class C, 5.7439% 11/15/2055 (b)	2,063,000	1,987,221
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	4,700,000	4,698,234
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	1,465,000	1,498,794
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,267,349
BANK Series 2023-BNK46 Class B, 6.774% 8/15/2056 (b)	1,491,000	1,568,405
BANK5 Series 2024-5YR12 Class C, 6.3026% 12/15/2057 (b)	1,461,000	1,471,543
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	868,000	790,362
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(d)	637,000	567,984
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	416,101
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	333,000	267,588
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	739,230
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5874% 4/15/2053 (b)	817,000	688,460
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	1,476,000	937,792
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	435,690
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	2,455,000	2,145,968
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,924,916
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,127,074
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	733,437
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,409,256
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	1,050,000	990,873
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (d)	3,429,000	2,462,085
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	2,902,272
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1512% 12/15/2055 (b)	1,323,000	1,356,723
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,826,140
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,605,336
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2958% 9/15/2056 (b)	1,105,000	1,157,298
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2958% 9/15/2056 (b)	1,661,000	1,651,398
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.13% 11/15/2056 (b)	1,757,000	1,768,166
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	781,673
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	511,410
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,264,000	1,235,576
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	945,305
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (b)(d)	1,385,000	1,316,403
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	1,183,000	1,166,536
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	713,000	538,617
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,886,666
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.0873% 10/10/2051 (b)(d)	1,089,000	835,237
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	2,200,000	2,166,982
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	614,000	476,148
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	756,506
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	1,197,000	662,652
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)	719,000	17,537
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)	485,000	3,871
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (b)(h)	30,514,320	651,402
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (b)(d)	1,995,000	1,950,336
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	1,365,000	780,317
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	1,029,000	588,837
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	1,502,000	1,282,230
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	502,811
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	798,000	538,394
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,043,000	883,051
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2524% 9/15/2048 (b)(d)	546,000	283,907
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (b)(d)(e)	2,679,000	1,152,823
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	1,570,000	1,439,888
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	1,720,000	1,556,472
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)(e)	1,400,000	1,250,108
Benchmark Mortgage Trust Series 2021-B25 Class 300D, 2.9942% 4/15/2054 (b)(d)(e)	1,520,000	782,915
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	504,000	199,316
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,609,552
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,900,000	1,640,936
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	853,186
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)	1,701,000	1,121,079
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,047,563
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,055,501
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	1,259,000	861,805
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7499% 11/15/2055 (b)	1,270,000	1,324,218
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7499% 11/15/2055 (b)	767,000	754,811
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7499% 11/15/2055 (b)	1,456,000	1,389,396
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,112,035
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2445% 4/15/2056 (b)	1,058,000	1,087,413
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.2445% 4/15/2056 (b)	1,415,000	1,393,083
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,502,041
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5734% 7/15/2056 (b)	1,638,000	1,656,095
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9682% 11/15/2041 (b)(c)(d)	2,385,000	2,379,513
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0176% 8/15/2026 (b)(c)(d)	1,878,096	1,876,020
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	12,003,615	12,011,117
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)(e)	798,000	624,976
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)(e)	966,000	715,937
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,628,557
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	639,000	394,926
BMO Mortgage Trust Series 2023-C4 Class B, 5.3955% 2/15/2056 (b)	835,000	832,598
BMO Mortgage Trust Series 2023-C4 Class C, 5.8627% 2/15/2056 (b)	2,333,000	2,312,349
BMO Mortgage Trust Series 2023-C4 Class D, 5.8627% 2/15/2056 (b)(d)	520,000	465,182
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,397,080
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,154,810
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	2,200,000	2,304,857
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	1,000,000	978,127
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	7,770,000	8,005,503
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	262,000	264,012
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7075% 4/15/2058 (b)(h)	39,531,991	1,201,761
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	17,666,000	17,677,042
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	8,722,000	8,727,451
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)	6,167,000	6,170,854
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	1,704,000	1,719,460
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	2,332,000	2,365,826
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	45,757,000	45,742,701
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	17,226,000	17,215,235
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	1,624,000	1,701,637
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,264,000	1,271,427
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	738,000	679,349
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (b)(d)	1,882,000	1,945,974
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	5,861,000	5,274,963
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	5,065,000	4,438,591
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4345% 2/15/2039 (b)(c)(d)	3,502,800	3,477,071
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0167% 5/15/2034 (b)(c)(d)	6,108,582	6,085,675
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(d)	2,095,000	2,075,507
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	513,000	509,635
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	1,935,000	1,929,760
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	6,680,000	6,946,549
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	59,264,573	59,301,614
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0171% 3/15/2041 (b)(c)(d)	5,152,530	5,123,047
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2435% 6/15/2038 (b)(c)(d)	2,051,566	2,047,079
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 6/15/2038 (b)(c)(d)	2,618,816	2,603,875
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	16,810,102	16,810,102
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	32,357,950	32,398,398
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.017% 5/15/2041 (b)(c)(d)	2,736,528	2,727,421
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	10,114,868	10,020,041
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)	11,328,000	11,143,920
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)	7,490,000	7,358,925
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)	7,862,000	7,714,588
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9753% 4/15/2034 (b)(c)(d)	1,533,000	1,469,606
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.5303% 4/15/2034 (b)(c)(d)	709,000	650,496
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	37,565,000	37,400,909
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	4,838,000	4,810,786
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	6,475,000	6,430,484
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)	6,286,000	6,230,998
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)	21,856,000	21,705,740
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3896% 10/15/2036 (b)(c)(d)	1,428,000	1,412,827
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2458% 5/15/2038 (b)(c)(d)	1,400,000	1,395,187
BX Commercial Mortgage Trust Series 2021-VINO Class G, CME Term SOFR 1 month Index + 4.0668%, 8.3958% 5/15/2038 (b)(c)(d)	2,471,700	2,445,911
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	22,582,691	22,540,349
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	10,531,500	10,498,589
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8904% 2/15/2039 (b)(c)(d)	8,991,500	8,952,162
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2895% 2/15/2039 (b)(c)(d)	8,991,500	8,946,542
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	13,154,514	13,208,040
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	2,908,428	2,916,608
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)	1,575,219	1,579,649
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9175% 12/9/2040 (b)(c)(d)	1,967,592	1,973,126
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8682% 11/15/2041 (b)(c)(d)	1,801,000	1,794,927
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	8,403,793	8,403,793
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.067% 2/15/2039 (b)(c)(d)	1,869,195	1,870,551
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9171% 3/15/2034 (b)(c)(d)	1,930,000	1,921,768
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	51,375,000	51,380,975
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.0717% 4/15/2040 (b)(c)(d)	18,440,000	18,336,707
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0189% 4/15/2040 (b)(c)(d)	5,847,000	5,799,561
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	9,063,000	9,075,227
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6% 6/15/2035 (b)(c)(d)	1,734,000	1,734,000
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	3,131,000	2,893,722
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(d)	168,000	155,326
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	10,841,000	9,824,451
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8432% 9/15/2036 (b)(c)(d)	4,693,000	4,654,869
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2932% 9/15/2036 (b)(c)(d)	6,499,000	6,414,719
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2181% 7/15/2029 (b)(c)(d)	1,227,000	1,210,129
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2666% 7/15/2029 (b)(c)(d)	6,050,000	5,980,777
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	38,068,938	38,116,525
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	6,067,733	6,075,317
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)	5,037,141	5,043,438
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0174% 4/15/2041 (b)(c)(d)	4,327,980	4,313,591
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2689% 11/15/2041 (b)(c)(d)	961,684	962,285
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2675% 11/15/2041 (b)(c)(d)	4,615,161	4,590,649
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	82,441,000	81,822,693
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	9,826,000	9,727,740
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	13,843,000	13,600,748
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.27% 3/15/2030 (b)(c)(d)	4,768,000	4,648,947
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7385% 11/15/2038 (b)(c)(d)	1,388,768	1,372,276
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	5,800,000	5,796,375
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	947,000	935,163
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	270,457	267,075
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 2/15/2036 (b)(c)(d)	2,779,000	2,723,420
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 2/15/2036 (b)(c)(d)	1,144,302	1,121,416
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 1/15/2034 (b)(c)(d)	2,640,400	2,629,372
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 1/15/2034 (b)(c)(d)	142,800	141,717
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.3805% 9/15/2034 (b)(c)(d)	1,275,360	1,259,418
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	14,324,142	14,315,190
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.803%, 5.132% 10/15/2038 (b)(c)(d)	831,050	830,531
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	11,697,700	11,697,700
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	2,324,000	2,324,000
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	1,945,300	1,945,300
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 9.1147% 4/15/2037 (b)(c)(d)	2,916,200	2,929,682
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0287% 1/15/2039 (b)(c)(d)	2,075,000	2,062,032
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6787% 1/15/2039 (b)(c)(d)	2,072,000	2,048,690
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5287% 1/15/2039 (b)(c)(d)	651,000	644,194
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6277% 1/15/2039 (b)(c)(d)	783,000	772,924
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	36,451,698	36,497,219
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	3,449,810	3,453,044
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5168% 2/15/2039 (b)(c)(d)	3,305,871	3,304,175
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	10,124,843	10,131,171
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	13,441,674	13,450,075
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	26,766,000	26,665,628
BX Trust Series 2025-DIME Class E, 7.3287% 2/15/2035 (d)	2,846,000	2,823,927
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.28% 6/15/2040 (b)(c)(d)	641,000	641,000
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5194% 3/15/2042 (b)(c)(d)	2,906,000	2,884,205
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2684% 3/15/2042 (b)(c)(d)	3,043,000	2,977,915
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	336,000	240,529
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.658% 3/15/2035 (b)(d)	2,721,000	2,714,221
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (b)(d)	1,743,000	1,092,265
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(c)(d)	1,538,000	1,537,038
CAMB Commercial Mortgage Trust Series 2019-LIFE Class E, CME Term SOFR 1 month Index + 2.447%, 6.776% 12/15/2037 (b)(c)(d)	4,468,000	4,465,208
CAMB Commercial Mortgage Trust Series 2019-LIFE Class G, CME Term SOFR 1 month Index + 3.547%, 7.876% 12/15/2037 (b)(c)(d)	3,325,000	3,297,935
CD Mortgage Trust Series 2017-CD3 Class C, 4.5309% 2/10/2050 (b)	1,482,000	675,755
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	1,340,000	279,698
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.9422% 2/15/2039 (b)(c)(d)	3,948,000	3,513,774
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	36,435,022	35,079,060
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,606,698
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,163,680	3,065,995
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,360,612
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8231% 9/10/2058 (b)(h)	33,925,570	17,014
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,539,305	3,481,532
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9363% 7/10/2049 (b)(d)	1,707,000	1,363,660
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5476% 12/10/2049 (b)(h)	35,912,276	215,115
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	378,000	292,945
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(d)	496,000	430,131
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	2,374,000	1,986,256
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,806,000	1,215,575
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (b)(d)	1,225,000	1,250,347
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(d)	1,195,000	1,196,468
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	2,143,000	2,119,813
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,215,552	1,100,722
COMM Mortgage Trust Series 2012-LC4 Class C, 5.5066% 12/10/2044 (b)	38,396	35,804
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (b)(d)	156,712	150,444
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (d)	959,000	882,280
COMM Mortgage Trust Series 2014-CR15 Class D, 3.967% 2/10/2047 (b)(d)	298,000	271,705
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8431% 5/10/2047 (b)(d)	255,000	194,652
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6707% 11/10/2047 (b)(e)	511,509	493,402
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.7528% 3/10/2047 (b)(d)	577,621	405,369
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,526,000	2,440,596
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2871% 2/10/2048 (b)	3,558,000	3,218,531
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	177,000	174,297
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1051% 2/10/2048 (b)(e)	2,097,600	2,021,947
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	1,316,000	1,204,390
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	312,000	256,858
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5872% 9/10/2050 (b)	1,148,000	1,081,714
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	368,000	319,105
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.675% 9/15/2033 (b)(c)(d)	468,000	26,672
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6813% 9/15/2033 (b)(c)(d)(e)	544,000	9,128
Commercial Mortgage Trust Series 2016-CD2 Class C, 3.9747% 11/10/2049 (b)	619,000	363,542
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7247% 11/10/2049 (b)(e)	546,000	132,844
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,650,628
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	2,055,000	1,772,291
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2172% 8/15/2041 (b)(c)(d)	3,053,000	3,029,471
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	1,687,000	1,361,560
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	1,196,000	890,372
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7601% 6/15/2034 (c)(d)(e)	1,135,200	497,141
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9027% 5/9/2026 (b)(c)(d)	1,351,203	1,318,722
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2578% 6/15/2050 (b)	2,305,000	1,979,883
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7798% 4/15/2051 (b)	495,000	461,457
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,477,706
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	1,113,000	1,041,807
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	4,421,000	3,687,253
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	2,871,392	2,838,646
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6372% 10/15/2051 (b)	355,000	309,113
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	1,188,000	764,026
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	548,199
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	377,000	265,748
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3519% 8/10/2044 (b)(d)	668,615	640,199
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (b)(d)	2,017,000	2,017,138
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	449,000	340,915
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.476% 8/10/2049 (b)	382,000	330,481
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3287% 3/15/2034 (b)(c)(d)	2,848,000	2,852,150
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	5,523,000	5,639,508
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (b)(d)	621,000	628,896
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	5,078,000	5,072,733
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (b)(d)	810,000	771,990
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	57,379,211	57,235,763
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1105% 11/15/2038 (b)(c)(d)	3,025,478	3,008,460
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5595% 11/15/2038 (b)(c)(d)	1,967,710	1,955,411
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0584% 11/15/2038 (b)(c)(d)	4,948,240	4,893,659
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	1,911,000	1,926,064
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,614,000	1,629,539
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	341,000	344,236
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	14,705,742	14,705,742
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	17,459,048	17,459,049
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	5,239,001	5,239,001
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	10,584,360	10,584,360
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1435% 7/15/2038 (b)(c)(d)	5,275,026	5,275,025
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9787% 12/15/2039 (b)(c)(d)	2,997,000	2,994,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,044,522	1,041,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,700,000	8,556,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	2,872,142	2,830,005
GS Mortgage Securities Trust Series 2010-C1 Class X, 0.4253% 8/10/2043 (b)(d)(h)	377,933	22
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.148% 8/10/2044 (b)(d)	908,923	800,150
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.148% 8/10/2044 (b)(d)	623,936	466,596
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.148% 8/10/2044 (b)(d)(e)	773,957	232,904
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.5879% 11/10/2045 (b)(d)	917,587	880,883
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (b)(d)	896,000	748,160
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	1,063,938	1,061,395
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (b)(h)	14,199,705	903
GS Mortgage Securities Trust Series 2016-GS2 Class D, 2.753% 5/10/2049 (d)	703,000	649,100
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9485% 11/10/2049 (b)	464,000	409,356
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	1,155,000	650,737
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,701,262
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	835,000	662,328
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	1,000,000	807,801
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	1,176,000	868,874
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6973% 9/10/2052 (b)	3,532,000	3,022,772
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	408,000	286,344
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)	952,000	728,343
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	735,000	556,382
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4522% 5/12/2053 (b)(d)	336,000	247,560
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	18,953,000	18,834,544
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)	2,930,000	2,908,025
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	2,414,000	2,395,895
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	4,514,000	4,543,838
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	989,000	985,145
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7767% 11/25/2041 (b)(c)(d)	1,168,000	1,168,068
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	5,051,000	4,881,816
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	3,760,000	3,604,901
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	543,435	512,741
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	88,413	82,390
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (b)(d)	861,000	764,749
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (d)	1,866,000	1,828,224
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.179% 3/15/2042 (b)(c)(d)	1,417,000	1,409,026
Ip 2025-Ip Mtg Tr Series 2025-IP, 7.851% 6/10/2042 (b)(d)	1,260,000	1,260,000
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	55,246	54,776
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	194,000	188,787
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.671% 1/15/2048 (b)(d)	3,811,000	3,163,092
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.3398% 7/15/2048 (b)(h)	28,317,961	344
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.6544% 11/15/2048 (b)(e)	1,942,000	824,901
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3752% 12/15/2049 (b)(d)	1,251,000	925,254
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	3,040,167	2,977,184
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	327,415	323,083
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0373% 12/15/2049 (b)	603,000	510,027
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0373% 12/15/2049 (b)(d)	1,242,000	951,347
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2565% 6/15/2051 (b)(d)	406,000	309,024
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)	567,000	272,893
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	820,323
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)(e)	714,000	366,573
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.525% 2/15/2046 (b)(d)	933,000	613,115
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	368,000	48,702
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)	828,000	57,244
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (b)(d)(e)	106,000	322
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)(e)	1,251,110	1,132,674
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)(e)	1,124,000	930,438
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)(e)	1,233,000	686,975
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)	1,025,000	614,365
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1572% 4/15/2046 (b)(e)	1,638,000	383,751
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,851,000	3,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(d)(e)	945,000	2,377
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	1,519,000	3,800
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	743,000	130,331
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	8,593,000	8,143,454
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	2,322,000	1,771,029
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	4,241,000	2,704,730
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(h)	35,039,000	425,446
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	1,569,000	1,456,895
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	876,000	785,184
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	1,690,000	1,479,990
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)(e)	723,000	216,170
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	1,145,000	217,997
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.8445% 1/16/2037 (b)(d)	441,000	42,992
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	3,083,000	2,982,377
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.2% 8/15/2038 (b)(c)(d)	512,789	504,456
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.75% 8/15/2038 (b)(c)(d)	2,729,584	2,678,405
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.4% 8/15/2038 (b)(c)(d)	1,968,832	1,916,411
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3287% 3/15/2042 (b)(c)(d)	2,226,000	2,207,029
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0168% 6/15/2039 (b)(c)(d)	860,000	858,925
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7657% 6/15/2039 (b)(c)(d)	1,570,000	1,563,520
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	2,795,563	2,708,664
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	41,422,000	40,179,340
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	24,765,000	22,536,150
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	13,877,000	12,489,300
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	12,332,000	11,036,152
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)	451,123	448,021
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 3/15/2038 (b)(c)(d)	4,112,500	4,076,516
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	3,593,100	3,548,186
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	1,563,000	1,561,075
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	819,000	552,909
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (b)(d)(e)	707,000	448,301
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0444% 4/15/2038 (b)(c)(d)	1,937,600	1,936,389
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6444% 4/15/2038 (b)(c)(d)	5,853,600	5,849,942
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 5/15/2038 (b)(c)(d)	724,800	722,082
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	3,100,000	3,096,125
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1935% 7/15/2038 (b)(c)(d)	1,752,000	1,748,715
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.3935% 7/15/2038 (b)(c)(d)	1,281,000	1,275,770
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5879% 1/15/2039 (b)(c)(d)	304,000	301,720
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2862% 1/15/2027 (b)(c)(d)	907,200	905,620
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	867,000	879,985
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3446% 11/15/2045 (b)(d)(e)	1,469,000	1,189,905
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(d)	693,000	94,255
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.0426% 2/15/2046 (b)	39,382	37,621
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7048% 10/15/2046 (b)(d)	1,299,000	1,181,505
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7138% 5/15/2046 (b)	920,000	844,566
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8018% 5/15/2046 (b)(d)	2,660,000	2,417,201
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 0.9793% 10/15/2048 (b)(h)	13,524,782	7,693
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.033% 9/15/2049 (b)	266,000	231,896
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.254% 11/15/2049 (b)	603,000	524,706
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2632% 12/15/2049 (b)	415,000	385,157
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	947,000	827,890
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	179,934
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	648,345	641,862
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	499,000	344,310
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4803% 6/15/2044 (b)(d)(h)	2,404,526	8,584
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9414% 7/15/2049 (b)(d)	329,684	319,979
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9414% 7/15/2049 (b)(d)	332,000	308,791
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9414% 7/15/2049 (b)(d)	1,123,200	1,023,615
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (b)(d)(e)	418,000	311,818
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (b)(d)	734,000	402,582
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0115% 5/15/2048 (b)	467,000	447,560
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0115% 5/15/2048 (b)	1,173,000	1,062,354
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0115% 5/15/2048 (b)(d)	983,000	786,412
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8758% 11/15/2049 (b)	603,000	510,992
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	1,456,000	932,163
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,091,790
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,851,369
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	3,406,000	2,739,622
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,807,191
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,573,258
Morgan Stanley Capital I Trust Series 2018-MP Class E, 4.276% 7/11/2040 (b)(d)	1,711,000	1,161,878
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	462,000	351,842
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	756,000	574,039
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	2,957,031
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (b)(h)	25,723,170	1,131,359
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	1,462,928	1,516,495
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.865% 5/5/2029 (b)(d)(h)	65,612,368	2,030,467
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,713,000	1,600,668
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0803% 9/24/2057 (b)(d)	1,849,000	1,735,036
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	311,000	263,024
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,679,342
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6829% 5/15/2056 (b)	1,083,000	1,084,547
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (b)	1,126,000	1,190,666
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (b)	878,000	890,927
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	369,000	278,764
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	1,321,000	1,175,440
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	1,374,000	1,172,425
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	7,107,000	7,208,159
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.626% 12/15/2035 (b)(c)(d)	1,385,000	1,191,819
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	4,167,519	4,179,080
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	7,805,600	7,805,601
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.5646% 11/15/2040 (b)(c)(d)	1,050,400	1,050,400
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0125% 11/15/2040 (b)(c)(d)	3,298,400	3,298,400
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7582% 11/15/2040 (b)(c)(d)	1,400,800	1,399,048
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.7935% 7/15/2038 (b)(c)(d)(e)	986,000	489,066
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.4435% 7/15/2038 (b)(c)(d)(e)	280,000	103,258
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	6,499,000	5,363,625
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	3,907,000	3,891,762
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	589,863	599,987
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	3,425,500	3,575,248
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5172% 11/15/2034 (b)(c)(d)	2,529,000	2,522,098
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5157% 11/15/2034 (b)(c)(d)	2,107,000	2,095,003
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	2,364,000	1,844,778
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9287% 10/15/2041 (b)(c)(d)	3,314,000	3,311,927
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7787% 10/15/2041 (b)(c)(d)	1,166,000	1,155,061
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 7.029% 1/15/2039 (b)(c)(d)	2,039,000	1,982,992
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.679% 1/15/2039 (b)(c)(d)	800,000	777,603
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/2038 (b)(d)(e)	1,113,000	667,245
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)	7,618,000	7,466,262
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)	3,962,000	3,843,620
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)	3,306,668	3,304,601
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7093% 10/15/2038 (b)(c)(d)	1,487,000	1,465,129
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	28,188,430	28,153,195
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	14,313,152	14,268,424
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)	8,889,204	8,855,869
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	5,841,693	5,819,787
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.417% 11/15/2038 (b)(c)(d)	4,791,463	4,772,505
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.411% 11/15/2036 (b)(c)(d)	1,090,000	1,080,463
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.359% 11/15/2036 (b)(c)(d)	3,205,000	3,169,412
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0596% 10/15/2034 (b)(c)(d)	2,033,000	2,024,529
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.346% 11/15/2036 (b)(c)(d)	2,268,000	2,240,814
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.994% 11/15/2036 (b)(c)(d)	2,492,000	2,455,334
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.643% 11/15/2036 (b)(c)(d)	525,000	516,228
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	185,000	127,574
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5676% 2/15/2042 (b)(c)(d)	6,936,000	6,858,926
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	27,997,000	27,988,209
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	6,820,000	6,794,407
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	5,027,000	4,995,351
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	2,499,000	2,525,964
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	446,067	403,691
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	762,700	243,556
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (b)(h)	40,525,305	849,419
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6825% 2/15/2051 (b)	336,000	289,221
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,953,635
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.6935% 7/15/2039 (b)(c)(d)	1,019,000	955,238
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 7/15/2039 (b)(c)(d)	1,383,000	1,055,128
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4435% 7/15/2039 (b)(c)(d)(e)	315,000	213,468
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	25,554,000	21,179,661
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,600,000	1,276,785
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	35,000,000	675,633
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 0.9346% 11/15/2048 (b)(h)	15,646,464	5,432
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.6704% 12/15/2048 (b)	861,000	817,243
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049 (e)	446,000	330,332
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (d)	487,000	289,258
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.0334% 6/15/2049 (b)(h)	15,185,534	134,477
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.328% 12/15/2059 (b)	575,000	536,758
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3944% 11/15/2049 (b)	1,323,000	1,256,859
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (d)	1,337,000	1,167,709
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	368,839
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	2,676,000	2,044,969
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (b)(h)	40,235,856	776,065
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	2,887,000	2,755,675
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	2,010,856	1,944,938
Wells Fargo Commercial Mortgage Trust Series 2019-C53 Class B, 3.514% 10/15/2052	1,142,000	1,042,749
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,768,175	3,613,660
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	1,034,000	788,780
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,818,861
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	880,000	649,978
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	949,387
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	17,572,000	17,441,266
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0435% 2/15/2040 (b)(c)(d)	310,400	310,217
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 8.1935% 2/15/2040 (b)(c)(d)	220,800	220,670
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(d)	2,784,000	2,817,753
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3334% 11/15/2057 (b)	728,000	733,285
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	24,500,000	24,583,329
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	5,200,000	5,187,309
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	12,400,000	12,337,963
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	18,363,000	18,308,394
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)	439,833	142,946
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9829% 6/15/2044 (b)(d)	336,810	322,496
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9829% 6/15/2044 (b)(d)	335,432	312,958
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	372,000	118,406
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0652% 3/15/2045 (b)(d)	801,251	676,184
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0652% 3/15/2045 (b)(d)	1,774,872	1,206,755
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.955% 5/15/2045 (b)(d)	460,667	422,704
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.615% 9/15/2046 (b)(d)	84,080	79,909
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,361,107
WFCM Series 2022-C62 Class C, 4.3483% 4/15/2055 (b)	1,923,000	1,629,660
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)	1,365,000	909,316
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (b)(d)	348,000	31,438
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,960,000	98,000
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	528,000	492,360
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)(e)	1,378,000	1,198,447
TOTAL UNITED STATES		2,018,941,338
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,062,441,871)		2,020,859,508

Common Stocks - 0.1%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	137,267	2,993,793
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	10,054	142,847
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	65,301	690,232
Specialty Retail - 0.0%
Joann Inc (e)(p)	945,558	9
TOTAL CONSUMER DISCRETIONARY		690,241

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	112,202	4,955,962
EP Energy Corp (e)(p)	6,556	8,851
Expand Energy Corp	91,908	10,673,277
Expand Energy Corp (q)	619	71,884
Exxon Mobil Corp	22,714	2,323,642
Mesquite Energy Inc (e)(p)	113,725	9,948,674
New Fortress Energy Inc	155,112	386,229
		28,368,519
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	30,405	2,870,536
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	1,766	5,157
Limetree Bay Cayman Ltd (e)(p)	809	0
		2,875,693
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(p)	196,812	2,485,736
Cano Health LLC warrants (e)(p)	10,520	47,129
		2,532,865
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (e)(p)	83,132	1
Tnt Crane & Rigging LLC warrants 10/31/2025 (e)(p)	3,648	0
		1
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	21,525	128,935
Spirit Aviation Holdings Inc	18,884	113,115
		242,050
TOTAL INDUSTRIALS		242,051

Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	80,353	3,685,792
TOTAL UNITED STATES		38,538,008
TOTAL COMMON STOCKS (Cost $24,154,547)		41,531,801

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	7,420,293	7,121,796
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	2,571,000	2,350,132
ON Semiconductor Corp 0% 5/1/2027 (r)	2,122,000	2,289,214
Wolfspeed Inc 1.875% 12/1/2029	10,858,000	1,954,440
		6,593,786
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(r)	4,542,000	4,224,060
Core Scientific Inc 3% 9/1/2029 (d)	373,000	475,575
		4,699,635
TOTAL INFORMATION TECHNOLOGY		11,293,421

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	4,681,000	4,421,204
Redfin Corp 0.5% 4/1/2027	7,897,000	7,018,854
		11,440,058
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	2,159,000	2,239,963
TOTAL UNITED STATES		32,095,238
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $35,748,794)		32,095,238

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (e)	157,072	3,782,294
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	66,700	1,694,180
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	20,200	514,999
		2,209,179
TOTAL FINANCIALS		5,991,473

Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	20,725	513,358
TOTAL UNITED STATES		6,504,831
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,292,856)		6,504,831

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		2,170,000	1,951,373
Angola Republic 8.75% 4/14/2032 (d)		795,000	654,134
Angola Republic 9.375% 5/8/2048 (d)		1,610,000	1,180,935
Angola Republic 9.5% 11/12/2025 (d)		2,245,000	2,242,895
TOTAL ANGOLA			6,029,337
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (i)		19,281,404	15,099,749
Argentine Republic 1% 7/9/2029		1,754,099	1,443,624
Argentine Republic 3.5% 7/9/2041 (i)		3,950,000	2,454,466
Argentine Republic 4.125% 7/9/2035 (i)		14,503,323	9,757,111
Argentine Republic 5% 1/9/2038 (i)		6,812,281	4,851,025
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (r)		216,365	36,261
Provincia de Cordoba 6.99% 6/1/2027 (d)(i)		1,310,721	1,279,355
TOTAL ARGENTINA			34,921,591
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		1,030,000	873,893
Republic of Armenia 6.75% 3/12/2035 (d)		1,730,000	1,647,663
TOTAL ARMENIA			2,521,556
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (d)		1,035,000	1,000,844
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		790,000	717,170
Bahrain Kingdom 7.5% 2/12/2036 (d)		580,000	590,150
TOTAL BAHRAIN			1,307,320
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (d)		1,692,000	1,610,784
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		2,355,000	2,145,994
Republic of Benin 8.375% 1/23/2041 (d)		430,000	398,218
TOTAL BENIN			2,544,212
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		385,000	335,342
Bermuda 3.375% 8/20/2050 (d)		630,000	402,215
Bermuda 3.717% 1/25/2027 (d)		2,220,000	2,182,538
Bermuda 4.75% 2/15/2029 (d)		965,000	960,175
Bermuda 5% 7/15/2032 (d)		490,000	474,933
TOTAL BERMUDA			4,355,203
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		2,310,000	2,149,455
Federative Republic of Brazil 6% 10/20/2033		1,900,000	1,864,375
Federative Republic of Brazil 7.125% 1/20/2037		2,250,000	2,323,688
Federative Republic of Brazil 7.125% 5/13/2054		1,435,000	1,328,810
Federative Republic of Brazil 8.25% 1/20/2034		2,809,000	3,154,507
TOTAL BRAZIL			10,820,835
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,600,000	1,064,786
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,527,414
Canadian Government 3% 6/1/2034	CAD	700,000	503,382
TOTAL CANADA			3,095,582
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,279,683
Chilean Republic 2.75% 1/31/2027		790,000	766,300
Chilean Republic 3.1% 1/22/2061		3,325,000	1,945,125
Chilean Republic 3.5% 1/31/2034		520,000	460,720
Chilean Republic 4% 1/31/2052		455,000	340,101
Chilean Republic 4.34% 3/7/2042		915,000	774,090
Chilean Republic 5.33% 1/5/2054		1,440,000	1,321,920
TOTAL CHILE			9,887,939
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		2,720,000	2,329,680
Colombian Republic 3.125% 4/15/2031		1,455,000	1,190,772
Colombian Republic 3.25% 4/22/2032		1,245,000	976,703
Colombian Republic 4.125% 5/15/2051		600,000	336,000
Colombian Republic 5% 6/15/2045		5,260,000	3,492,640
Colombian Republic 5.2% 5/15/2049		1,660,000	1,092,280
Colombian Republic 6.125% 1/18/2041		105,000	84,629
Colombian Republic 7.375% 4/25/2030		935,000	962,957
Colombian Republic 7.375% 9/18/2037		630,000	596,534
Colombian Republic 7.5% 2/2/2034		630,000	624,960
Colombian Republic 8% 11/14/2035		8,500,000	8,508,500
Colombian Republic 8% 4/20/2033		1,040,000	1,066,260
Colombian Republic 8.5% 4/25/2035		1,050,000	1,083,495
Colombian Republic 8.75% 11/14/2053		11,670,000	11,384,085
TOTAL COLOMBIA			33,729,495
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		785,000	697,080
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		1,245,000	1,272,390
TOTAL COSTA RICA			1,969,470
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (d)		2,490,000	2,209,098
Ivory Coast Government International Bond 6.375% 3/3/2028 (d)		1,772,000	1,759,445
Ivory Coast Government International Bond 8.075% 4/1/2036 (d)		1,060,000	999,108
TOTAL COTE D'IVOIRE			4,967,651
DOMINICAN REPUBLIC - 0.0%
Dominican Republic Bond 4.5% 1/30/2030 (d)		1,125,000	1,057,500
Dominican Republic Bond 4.875% 9/23/2032 (d)		5,535,000	5,047,920
Dominican Republic Bond 5.95% 1/25/2027 (d)		1,881,000	1,891,346
Dominican Republic Bond 6% 7/19/2028 (d)		1,011,000	1,021,110
Dominican Republic Bond 6.5% 2/15/2048 (d)		635,000	589,914
Dominican Republic Bond 6.6% 6/1/2036 (d)		816,000	811,920
Dominican Republic Bond 6.85% 1/27/2045 (d)		1,143,000	1,104,481
Dominican Republic Bond 7.05% 2/3/2031 (d)		1,295,000	1,343,692
Dominican Republic Bond 7.15% 2/24/2055 (d)		1,395,000	1,369,890
Dominican Republic Bond 7.45% 4/30/2044 (d)		794,000	816,232
TOTAL DOMINICAN REPUBLIC			15,054,005
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (d)(i)		3,915,000	2,431,215
Republic of Ecuador 6.9% 7/31/2030 (d)(i)		4,136,055	3,206,477
TOTAL ECUADOR			5,637,692
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		45,000	39,334
Arab Republic of Egypt 7.5% 1/31/2027 (d)		2,427,000	2,447,787
Arab Republic of Egypt 7.5% 2/16/2061 (d)		3,225,000	2,205,062
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		1,765,000	1,730,733
Arab Republic of Egypt 7.625% 5/29/2032 (d)		1,110,000	996,572
Arab Republic of Egypt 7.903% 2/21/2048 (d)		1,891,000	1,368,895
Arab Republic of Egypt 8.5% 1/31/2047 (d)		1,586,000	1,212,925
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,420,000	1,102,275
TOTAL EGYPT			11,103,583
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		1,055,000	18,990
El Salvador Republic 7.1246% 1/20/2050 (d)		1,000,000	811,500
El Salvador Republic 7.625% 2/1/2041 (d)		230,000	206,540
El Salvador Republic 7.65% 6/15/2035 (d)		855,000	808,830
El Salvador Republic 9.25% 4/17/2030 (d)		1,055,000	1,102,541
El Salvador Republic 9.65% 11/21/2054 (d)		640,000	638,400
TOTAL EL SALVADOR			3,586,801
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		1,880,000	1,402,950
Gabonese Republic 7% 11/24/2031 (d)		1,245,000	926,068
TOTAL GABON			2,329,018
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		1,580,000	1,515,230
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (s)	EUR	3,760,000	4,487,666
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(r)		98,997	80,434
Ghana Republic 0% 7/3/2026 (d)(r)		87,000	84,173
Ghana Republic 5% 7/3/2029 (d)(i)		1,002,250	912,048
Ghana Republic 5% 7/3/2035 (d)(i)		1,136,500	838,169
TOTAL GHANA			1,914,824
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		305,000	300,196
Guatemala Government Bond 4.9% 6/1/2030 (d)		890,000	865,614
Guatemala Government Bond 6.125% 6/1/2050 (d)		1,335,000	1,185,480
Guatemala Government Bond 6.6% 6/13/2036 (d)		835,000	836,670
TOTAL GUATEMALA			3,187,960
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		880,000	720,408
Hungary Government 3.125% 9/21/2051 (d)		1,660,000	964,228
Hungary Government 5.25% 6/16/2029 (d)		1,305,000	1,309,894
Hungary Government 5.5% 6/16/2034 (d)		1,745,000	1,689,928
Hungary Government 6.125% 5/22/2028 (d)		610,000	626,927
Hungary Government 6.25% 9/22/2032 (d)		615,000	636,143
Hungary Government 6.75% 9/25/2052 (d)		430,000	429,677
TOTAL HUNGARY			6,377,205
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	845,250
Indonesia Government 3.5% 2/14/2050		1,165,000	821,325
Indonesia Government 3.85% 10/15/2030		855,000	824,135
Indonesia Government 4.1% 4/24/2028		1,955,000	1,943,270
Indonesia Government 4.2% 10/15/2050		44,910,000	35,478,900
Indonesia Government 4.35% 1/11/2048		1,225,000	1,003,275
Indonesia Government 5.125% 1/15/2045 (d)		4,090,000	3,826,604
Indonesia Government 5.25% 1/17/2042 (d)		660,000	636,239
Indonesia Government 5.95% 1/8/2046 (d)		985,000	1,007,606
Indonesia Government 6.75% 1/15/2044 (d)		690,000	760,380
Indonesia Government 7.75% 1/17/2038 (d)		2,648,000	3,172,304
Indonesia Government 8.5% 10/12/2035 (d)		4,030,000	5,029,440
TOTAL INDONESIA			55,348,728
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,708,992
Israel Government 5.75% 3/12/2054		955,000	846,818
TOTAL ISRAEL			2,555,810
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		745,000	768,281
Jamaican Government 7.875% 7/28/2045		430,000	492,028
TOTAL JAMAICA			1,260,309
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	555,000,000	3,676,048
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		640,000	551,360
Jordan Government 7.5% 1/13/2029 (d)		755,000	762,316
Jordan Government 7.75% 1/15/2028 (d)		825,000	846,145
TOTAL JORDAN			2,159,821
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		605,000	481,919
Republic of Kenya Government Bond 7.25% 2/28/2028 (d)		640,000	619,053
Republic of Kenya Government Bond 9.5% 3/5/2036 (d)		305,000	278,159
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		1,485,000	1,481,748
TOTAL KENYA			2,860,879
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(s)		1,814,000	313,821
Lebanon Republic 6.375% (f)(s)		1,956,000	338,388
TOTAL LEBANON			652,209
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,052,220
United Mexican States 3.25% 4/16/2030		2,460,000	2,243,520
United Mexican States 3.5% 2/12/2034		2,315,000	1,901,773
United Mexican States 3.75% 1/11/2028		2,265,000	2,214,321
United Mexican States 3.75% 4/19/2071		3,325,000	1,795,084
United Mexican States 3.771% 5/24/2061		800,000	447,999
United Mexican States 4.5% 4/22/2029		905,000	885,090
United Mexican States 4.875% 5/19/2033		895,000	826,756
United Mexican States 5.75% 10/12/2110		1,615,000	1,219,527
United Mexican States 6% 5/7/2036		2,400,000	2,298,000
United Mexican States 6.05% 1/11/2040		1,810,000	1,680,133
United Mexican States 6.338% 5/4/2053		1,260,000	1,106,280
United Mexican States 6.35% 2/9/2035		1,240,000	1,235,660
United Mexican States 6.875% 5/13/2037		910,000	920,920
United Mexican States 7.375% 5/13/2055		1,675,000	1,655,738
TOTAL MEXICO			21,483,021
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		1,405,000	1,366,363
Mongolia Government 7.875% 6/5/2029 (d)		245,000	248,981
TOTAL MONGOLIA			1,615,344
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		2,830,000	2,901,458
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		1,735,000	1,794,927
MULTI-NATIONAL - 0.0%
European Union 4% 4/4/2044 (s)	EUR	6,405,000	7,665,035
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		4,410,000	4,088,908
Republic of Nigeria 6.5% 11/28/2027 (d)		600,000	581,064
Republic of Nigeria 7.143% 2/23/2030 (d)		1,650,000	1,518,000
Republic of Nigeria 7.625% 11/21/2025 (d)		1,505,000	1,511,110
Republic of Nigeria 7.696% 2/23/2038 (d)		1,110,000	906,038
Republic of Nigeria 7.875% 2/16/2032 (d)		1,840,000	1,664,740
TOTAL NIGERIA			10,269,860
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		4,775,000	4,817,678
Oman Sultanate 6% 8/1/2029 (d)		1,185,000	1,221,071
Oman Sultanate 6.25% 1/25/2031 (d)		895,000	935,391
Oman Sultanate 6.5% 3/8/2047 (d)		325,000	317,389
Oman Sultanate 6.75% 1/17/2048 (d)		2,034,000	2,042,522
Oman Sultanate 7% 1/25/2051 (d)		185,000	190,435
TOTAL OMAN			9,524,486
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		2,270,000	2,211,548
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		1,525,000	1,414,941
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		2,260,000	1,924,367
TOTAL PAKISTAN			5,550,856
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	894,522
Panamanian Republic 3.87% 7/23/2060		2,230,000	1,198,101
Panamanian Republic 4.5% 4/16/2050		2,915,000	1,853,940
Panamanian Republic 6.4% 2/14/2035		1,005,000	947,966
Panamanian Republic 7.875% 3/1/2057		865,000	841,645
Panamanian Republic 8% 3/1/2038		915,000	947,483
TOTAL PANAMA			6,683,657
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,045,000	874,247
Republic of Paraguay 4.95% 4/28/2031 (d)		1,525,000	1,495,930
Republic of Paraguay 5.4% 3/30/2050 (d)		930,000	781,242
Republic of Paraguay 6% 2/9/2036 (d)		560,000	560,691
Republic of Paraguay 6.65% 3/4/2055 (d)		650,000	633,425
TOTAL PARAGUAY			4,345,535
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,795,888
Peruvian Republic 3% 1/15/2034		1,130,000	938,465
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,261,345
TOTAL PERU			3,995,698
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,047,781
Philippine Republic 2.95% 5/5/2045		430,000	287,562
Philippine Republic 5% 7/17/2033		920,000	920,460
Philippine Republic 5.5% 1/17/2048		805,000	771,906
Philippine Republic 5.6% 5/14/2049		1,075,000	1,035,354
Philippine Republic 5.609% 4/13/2033		825,000	856,748
Philippine Republic 5.95% 10/13/2047		1,320,000	1,334,850
TOTAL PHILIPPINES			6,254,661
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		780,000	773,830
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		500,000	522,562
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		1,805,000	1,742,385
Republic of Poland 5.5% 3/18/2054		1,110,000	1,004,134
Republic of Poland 5.5% 4/4/2053		585,000	531,911
Republic of Poland 5.75% 11/16/2032		1,500,000	1,563,825
TOTAL POLAND			6,138,647
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		2,090,000	1,744,105
State of Qatar 4.625% 6/2/2046 (d)		3,535,000	3,118,842
State of Qatar 4.817% 3/14/2049 (d)		3,480,000	3,090,240
State of Qatar 5.103% 4/23/2048 (d)		3,255,000	3,023,895
State of Qatar 9.75% 6/15/2030 (d)		722,000	896,183
TOTAL QATAR			11,873,265
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (d)		1,076,000	1,028,925
Romanian Republic 3.625% 3/27/2032 (d)		1,206,000	1,009,277
Romanian Republic 4% 2/14/2051 (d)		1,365,000	818,242
Romanian Republic 6.625% 2/17/2028 (d)		610,000	623,054
Romanian Republic 7.125% 1/17/2033 (d)		350,000	355,075
Romanian Republic 7.5% 2/10/2037 (d)		2,112,000	2,120,554
TOTAL ROMANIA			5,955,127
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,800,000	1,514,250
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		2,285,000	1,883,034
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		10,790,000	10,044,843
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		4,585,000	2,738,575
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		1,250,000	828,124
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		2,465,000	1,974,465
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		7,675,000	5,799,460
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		1,355,000	1,101,778
Kingdom of Saudi Arabia 5% 1/18/2053 (d)		1,010,000	839,875
Kingdom of Saudi Arabia 5.75% 1/16/2054 (d)		950,000	883,795
TOTAL SAUDI ARABIA			26,093,949
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		4,120,000	2,953,546
Republic of Senegal 6.75% 3/13/2048 (d)		735,000	459,375
TOTAL SENEGAL			3,412,921
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		2,015,000	1,675,473
Republic of Serbia 6% 6/12/2034 (d)		750,000	742,972
Republic of Serbia 6.5% 9/26/2033 (d)		1,650,000	1,702,800
TOTAL SERBIA			4,121,245
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	999,880
South African Republic 4.85% 9/30/2029		620,000	590,394
South African Republic 5% 10/12/2046		1,415,000	951,588
South African Republic 5.65% 9/27/2047		760,000	550,999
South African Republic 5.75% 9/30/2049		2,045,000	1,477,513
South African Republic 5.875% 4/20/2032		1,415,000	1,357,162
South African Republic 7.1% 11/19/2036 (d)		1,755,000	1,698,893
TOTAL SOUTH AFRICA			7,626,429
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(i)		822,214	713,542
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(i)		2,460,850	1,910,236
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(i)		1,125,971	878,257
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(i)		562,748	436,833
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(i)		310,852	210,194
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		592,955	552,189
TOTAL SRI LANKA			4,701,251
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		2,035,000	2,009,115
Turkish Republic 4.75% 1/26/2026		2,780,000	2,771,799
Turkish Republic 4.875% 10/9/2026		3,940,000	3,898,827
Turkish Republic 4.875% 4/16/2043		2,105,000	1,423,506
Turkish Republic 5.125% 2/17/2028		1,445,000	1,400,718
Turkish Republic 5.25% 3/13/2030		1,055,000	982,205
Turkish Republic 5.75% 5/11/2047		3,093,000	2,213,042
Turkish Republic 5.875% 6/26/2031		1,330,000	1,236,568
Turkish Republic 6% 1/14/2041		3,615,000	2,868,141
Turkish Republic 6% 3/25/2027		440,000	441,099
Turkish Republic 6.625% 2/17/2045		1,020,000	829,449
Turkish Republic 7.125% 7/17/2032		880,000	861,300
Turkish Republic 7.25% 5/29/2032		815,000	800,777
Turkish Republic 7.625% 5/15/2034		990,000	988,763
Turkish Republic 9.125% 7/13/2030		1,120,000	1,217,093
Turkish Republic 9.375% 1/19/2033		3,315,000	3,653,760
Turkish Republic 9.375% 3/14/2029		2,840,000	3,074,769
Turkish Republic 9.875% 1/15/2028		3,115,000	3,376,847
TOTAL TURKEY			34,047,778
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(i)		425,061	205,092
Ukraine Government 0% 2/1/2034 (d)(i)		1,588,395	591,677
Ukraine Government 0% 2/1/2035 (d)(i)		1,822,305	879,262
Ukraine Government 0% 2/1/2036 (d)(i)		1,118,587	538,600
Ukraine Government 0% 8/1/2041 (b)(d)		975,000	704,438
Ukraine Government 1.75% 2/1/2029 (d)(i)		2,180,999	1,330,410
Ukraine Government 1.75% 2/1/2034 (d)(i)		2,515,444	1,226,279
Ukraine Government 1.75% 2/1/2035 (d)(i)		1,408,878	676,261
Ukraine Government 1.75% 2/1/2036 (d)(i)		946,169	444,699
TOTAL UKRAINE			6,596,718
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		3,520,000	2,233,686
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		5,230,000	3,464,875
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		2,400,000	1,805,712
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		1,425,000	1,379,500
Emirate of Dubai 3.9% 9/9/2050 (s)		3,300,000	2,309,835
Emirate of Dubai 5.25% 1/30/2043 (s)		890,000	828,902
TOTAL UNITED ARAB EMIRATES			12,022,510
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,030,158
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,124,114
TOTAL URUGUAY			3,154,272
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		725,000	619,875
Republic of Uzbekistan 3.9% 10/19/2031 (d)		495,000	416,294
TOTAL UZBEKISTAN			1,036,169
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(s)		1,641,700	291,566
Venezuela Republic 12.75% (f)(s)		450,400	79,027
Venezuela Republic 9.25% (f)		10,096,000	1,918,240
TOTAL VENEZUELA			2,288,833
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		2,612,927	1,587,353
Republic of Zambia 5.75% 6/30/2033 (d)(i)		174,080	156,194
TOTAL ZAMBIA			1,743,547
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $486,948,237)			456,881,056

Non-Convertible Corporate Bonds - 27.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)		235,000	228,813
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		945,000	940,275
YPF SA 8.25% 1/17/2034 (d)		945,000	929,795

TOTAL ARGENTINA			1,870,070
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		4,591,000	4,023,810
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		9,644,000	9,043,583
Westpac Banking Corp 4.11% 7/24/2034 (b)		13,519,000	12,944,754
			26,012,147
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (s)	EUR	3,350,000	3,522,607
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(s)	GBP	4,350,000	5,337,459
TOTAL FINANCIALS			34,872,213

Materials - 0.0%
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)		950,000	872,133
Mineral Resources Ltd 8% 11/1/2027 (d)		3,912,000	3,908,270
Mineral Resources Ltd 8.125% 5/1/2027 (d)		3,787,000	3,789,897
Mineral Resources Ltd 8.5% 5/1/2030 (d)		3,100,000	3,070,546
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,880,000	1,918,146
			13,558,992
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,530,000	2,399,176
TOTAL AUSTRALIA			50,830,381
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		3,096,000	3,122,254
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (s)		950,000	986,575

TOTAL AZERBAIJAN			4,108,829
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		2,177,000	2,220,714
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		485,000	512,039

TOTAL BAHRAIN			2,732,753
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		3,013,000	2,823,696
BELGIUM - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)		1,800,000	1,773,000
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		9,257,000	8,345,393
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		18,170,000	18,218,006
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		34,229,000	33,590,500
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		36,395,000	36,356,178
			96,510,077
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (s)	EUR	4,400,000	5,031,591
TOTAL CONSUMER STAPLES			101,541,668

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (s)	EUR	3,600,000	4,129,285
Financials - 0.0%
Banks - 0.0%
KBC Group NV 3.5% 1/21/2032 (b)(s)	EUR	4,400,000	5,053,858
KBC Group NV 6.324% 9/21/2034 (b)(d)		2,445,000	2,582,413
			7,636,271
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (s)	EUR	4,000,000	4,564,014
TOTAL BELGIUM			119,644,238
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		1,210,000	1,298,916
NBM US Holdings Inc 6.625% 8/6/2029 (d)		2,015,000	2,018,778
			3,317,694
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		1,235,000	1,077,537
TOTAL CONSUMER STAPLES			4,395,231

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		1,337,739	1,247,776
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		3,669,348	3,819,865
			5,067,641
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		3,461,629	2,717,379
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		1,115,000	1,120,296
			3,837,675
TOTAL ENERGY			8,905,316

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		1,655,000	1,706,719
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (f)		1,271,516	25,430
Azul Secured Finance LLP 11.93% 8/28/2028 (f)		2,436,847	657,949
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.2808% 1/28/2030 pay-in-kind (b)(c)(d)(f)		696,102	859,686
			1,543,065
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		895,000	590,699
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		2,545,000	2,215,423
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		815,000	727,388
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		1,285,000	1,230,516
			4,764,026
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,630,000	1,541,165
CSN Resources SA 5.875% 4/8/2032 (d)		1,050,000	857,325
CSN Resources SA 8.875% 12/5/2030 (d)		1,185,000	1,157,875
ERO Copper Corp 6.5% 2/15/2030 (d)		5,821,000	5,726,409
Nexa Resources SA 6.6% 4/8/2037 (d)		865,000	857,962
Nexa Resources SA 6.75% 4/9/2034 (d)		885,000	902,258
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		8,269,702	8,011,275
Usiminas International Sarl 7.5% 1/27/2032 (d)		2,120,000	2,135,767
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,780,764
			22,970,800
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		1,185,000	1,221,586
Suzano Austria GmbH 3.75% 1/15/2031		930,000	841,255
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,610,220
			4,673,061
TOTAL MATERIALS			32,407,887

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		530,000	557,162
TOTAL BRAZIL			49,515,380
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		4,431,000	4,433,526
Golar LNG Ltd 7.75% 9/19/2029 (d)(s)		3,600,000	3,600,000

TOTAL CAMEROON			8,033,526
CANADA - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		1,162,000	1,171,096
Rogers Communications Inc 7.125% 4/15/2055 (b)		1,162,000	1,163,685
			2,334,781
Consumer Discretionary - 0.0%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (d)(g)		1,240,000	1,240,000
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		2,910,000	2,676,232
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		4,380,000	4,268,822
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		4,420,000	4,445,508
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,285,000	2,330,309
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		97,000	95,884
			13,816,755
TOTAL CONSUMER DISCRETIONARY			15,056,755

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		830,000	554,107
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		1,170,000	1,023,363
			1,577,470
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		2,370,000	2,151,386
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	20,845,297
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	6,904,272
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,393,534
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	8,925,192
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,084,138
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,020,645
Parkland Corp 4.5% 10/1/2029 (d)		1,115,000	1,052,914
Parkland Corp 4.625% 5/1/2030 (d)		5,315,000	4,993,886
Parkland Corp 6.625% 8/15/2032 (d)		1,735,000	1,738,850
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)(d)		2,650,000	2,642,504
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)(d)		349,000	352,267
			55,104,885
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(s)	EUR	11,300,000	12,735,536
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		1,590,000	1,566,659
TOTAL FINANCIALS			14,302,195

Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (d)		2,115,000	2,144,633
Bombardier Inc 7% 6/1/2032 (d)		595,000	608,515
Bombardier Inc 7.25% 7/1/2031 (d)		2,985,000	3,078,285
Bombardier Inc 7.875% 4/15/2027 (d)		1,940,000	1,948,916
Bombardier Inc 8.75% 11/15/2030 (d)		2,955,000	3,171,626
			10,951,975
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		3,855,000	3,975,970
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)		180,000	177,729
TOTAL INDUSTRIALS			15,105,674

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		2,900,000	2,699,040
Open Text Corp 3.875% 2/15/2028 (d)		2,780,000	2,662,982
Open Text Holdings Inc 4.125% 12/1/2031 (d)		3,045,000	2,758,918
Open Text Holdings Inc 4.125% 2/15/2030 (d)(t)		2,625,000	2,450,570
			10,571,510
Materials - 0.2%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		6,667,000	6,610,318
Methanex Corp 5.25% 12/15/2029		510,000	494,655
Methanex Corp 5.65% 12/1/2044		4,732,000	3,631,246
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		3,875,000	3,704,634
NOVA Chemicals Corp 7% 12/1/2031 (d)		2,000,000	2,091,660
NOVA Chemicals Corp 9% 2/15/2030 (d)		1,235,000	1,329,630
			17,862,143
Containers & Packaging - 0.1%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		4,645,000	4,618,693
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		2,830,000	2,829,480
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,780,000	1,764,186
			4,593,666
TOTAL MATERIALS			27,074,502

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,083,543
TOTAL CANADA			146,211,315
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		5,035,000	4,800,558
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		565,000	500,025
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,768,000	1,661,920
			2,161,945
TOTAL COMMUNICATION SERVICES			6,962,503

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		730,000	730,456
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,065,000	1,074,990
			1,805,446
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,325,000	2,326,659
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		2,510,000	2,154,609
Antofagasta PLC 5.625% 5/13/2032 (d)		665,000	667,494
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		290,000	264,624
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		1,100,000	1,003,838
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		3,820,000	2,505,920
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		790,000	755,833
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		900,000	901,990
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		865,000	828,047
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		930,000	950,344
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		865,000	859,594
			10,892,293
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		835,000	836,403
Inversiones CMPC SA 3% 4/6/2031 (d)		1,080,000	929,556
Inversiones CMPC SA 6.125% 2/26/2034 (d)		700,000	694,715
			2,460,674
TOTAL MATERIALS			13,352,967

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		664,703	659,758
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		674,250	692,033
			1,351,791
TOTAL CHILE			25,799,366
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		845,000	829,249
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		1,765,000	1,601,526
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		480,000	471,677
			2,902,452
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		1,190,000	1,126,930
Prosus NV 3.061% 7/13/2031 (d)		1,585,000	1,364,612
Prosus NV 3.68% 1/21/2030 (d)		1,370,000	1,265,113
Prosus NV 4.027% 8/3/2050 (d)		2,355,000	1,511,627
Prosus NV 4.193% 1/19/2032 (d)		720,000	654,412
			5,922,694
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (d)		1,020,000	1,014,495
TOTAL CONSUMER DISCRETIONARY			6,937,189

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		2,045,000	2,039,345
TOTAL CHINA			11,878,986
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		2,765,000	2,415,919
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		1,503,000	1,455,565
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		8,274,000	3,789,492
Ecopetrol SA 4.625% 11/2/2031		950,000	785,840
Ecopetrol SA 8.375% 1/19/2036		870,000	827,405
Ecopetrol SA 8.875% 1/13/2033		4,950,000	5,037,615
Geopark Ltd 5.5% 1/17/2027 (d)		1,720,000	1,631,850
Geopark Ltd 8.75% 1/31/2030 (d)		1,590,000	1,266,038
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		5,851,000	4,095,700
			17,433,940
TOTAL ENERGY			18,889,505

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		1,080,000	1,131,165
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		1,730,000	1,752,610
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		7,931,000	6,858,332
Termocandelaria Power SA 7.75% 9/17/2031 (d)		1,490,000	1,482,550
			8,340,882
TOTAL COLOMBIA			32,530,081
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)		4,337,000	4,222,620
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		1,395,000	1,481,030
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		1,680,000	1,670,794
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (s)	EUR	1,600,000	1,458,644
DENMARK - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (s)	EUR	2,900,000	3,288,179
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (s)	EUR	1,325,000	1,553,328
TOTAL CONSUMER STAPLES			4,841,507

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S 3.875% 1/9/2032 (b)(s)	EUR	8,780,000	10,272,316
Jyske Bank A/S 3.625% 4/29/2031 (b)(s)	EUR	2,335,000	2,683,571
Jyske Bank A/S 5.125% 5/1/2035 (b)(s)	EUR	2,128,000	2,543,465
			15,499,352
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (s)	EUR	6,225,000	7,101,962
TOTAL DENMARK			27,442,821
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		1,095,000	1,108,600
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)(t)		4,735,000	4,923,052
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		1,880,000	1,771,331
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (s)	EUR	800,000	922,594
Citycon Treasury BV 5.375% 7/8/2031 (s)	EUR	1,000,000	1,156,172
			2,078,766
TOTAL FINLAND			8,773,149
FRANCE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (d)		6,475,000	5,442,444
Altice France SA 5.125% 7/15/2029 (d)		13,538,000	11,423,544
Altice France SA 5.5% 1/15/2028 (d)		4,686,000	4,033,770
Altice France SA 5.5% 10/15/2029 (d)		1,335,000	1,134,204
Iliad Holding SASU 7% 4/15/2032 (d)		2,975,000	2,994,125
Iliad Holding SASU 8.5% 4/15/2031 (d)		3,605,000	3,797,197
			28,825,284
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(s)	EUR	1,300,000	1,479,696
RCI Banque SA 5.5% 10/9/2034 (b)(s)	EUR	1,900,000	2,266,146
			3,745,842
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		5,780,000	6,030,326
Viridien 10% 10/15/2030 (d)		2,700,000	2,547,912
			8,578,238
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		10,072,000	9,243,769
BNP Paribas SA 2.219% 6/9/2026 (b)(d)		27,762,000	27,747,790
BNP Paribas SA 3.945% 2/18/2037 (b)(s)	EUR	8,000,000	9,025,011
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		32,823,000	33,620,312
BPCE SA 4.25% 7/16/2035 (b)(s)	EUR	1,100,000	1,274,109
BPCE SA 5.716% 1/18/2030 (b)(d)		2,250,000	2,299,236
BPCE SA 7.003% 10/19/2034 (b)(d)		1,959,000	2,122,010
Societe Generale SA 1.488% 12/14/2026 (b)(d)		37,622,000	36,916,087
Societe Generale SA 5.5% 4/13/2029 (b)(d)		22,413,000	22,684,043
Societe Generale SA 6.691% 1/10/2034 (b)(d)		1,700,000	1,790,884
			146,723,251
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (s)	EUR	1,900,000	1,960,654
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (s)	EUR	3,100,000	3,816,517
Electricite de France SA 5.5% 1/25/2035 (s)	GBP	1,700,000	2,193,870
			6,010,387
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (s)	EUR	2,600,000	3,004,928
Engie SA 4.25% 9/6/2034 (s)	EUR	2,000,000	2,382,292
			5,387,220
TOTAL UTILITIES			11,397,607

TOTAL FRANCE			201,230,876
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		520,000	463,369
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (s)	EUR	1,500,000	1,737,150
Schaeffler AG 4.75% 8/14/2029 (s)	EUR	3,000,000	3,440,277
Schaeffler AG 5.375% 4/1/2031 (s)	EUR	1,200,000	1,382,978
ZF Europe Finance BV 4.75% 1/31/2029 (s)	EUR	4,600,000	4,983,827
ZF North America Capital Inc 6.75% 4/23/2030 (d)		2,900,000	2,754,214
ZF North America Capital Inc 6.875% 4/14/2028 (d)		1,040,000	1,030,712
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,760,000	1,612,337
ZF North America Capital Inc 7.125% 4/14/2030 (d)		1,040,000	1,002,657
			17,944,152
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (s)	EUR	2,075,000	2,383,860
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(s)	EUR	2,400,000	2,744,036
Commerzbank AG 4.875% 10/16/2034 (b)(s)	EUR	2,600,000	3,071,520
Commerzbank AG 8.625% 2/28/2033 (b)(s)	GBP	700,000	1,006,556
			6,822,112
Capital Markets - 0.3%
Deutsche Bank AG 4.1% 1/13/2026		5,495,000	5,473,595
Deutsche Bank AG 6.125% 12/12/2030 (b)(s)	GBP	6,100,000	8,437,390
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		60,841,000	54,801,667
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		10,000,000	10,138,335
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		1,700,000	1,774,129
			80,625,116
Financial Services - 0.1%
KfW 1.125% 6/15/2037 (s)	EUR	3,280,000	3,023,591
KfW 2.75% 1/17/2035 (s)	EUR	9,550,000	10,776,209
			13,799,800
TOTAL FINANCIALS			101,247,028

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (s)	EUR	2,550,000	3,049,693
Bayer US Finance II LLC 4.25% 12/15/2025 (d)		13,965,000	13,913,073
Bayer US Finance LLC 6.375% 11/21/2030 (d)		4,640,000	4,883,697
Bayer US Finance LLC 6.5% 11/21/2033 (d)		4,350,000	4,529,263
			26,375,726
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.125% 6/5/2032 (s)	EUR	4,825,000	5,479,204
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		6,660,000	6,596,944
TOTAL INDUSTRIALS			12,076,148

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	400,000	454,180
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (e)	EUR	300,000	340,635
Accentro Real Estate AG 5.625% 2/13/2026 (i)(s)	EUR	4,086,000	1,716,596
LEG Immobilien SE 3.875% 1/20/2035 (s)	EUR	1,600,000	1,777,642
Sirius Real Estate Ltd 4% 1/22/2032 (s)	EUR	2,500,000	2,800,071
			7,089,124
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (s)	EUR	4,400,000	5,007,069
Amprion GmbH 3.625% 5/21/2031 (s)	EUR	1,000,000	1,160,651
Amprion GmbH 3.875% 6/5/2036 (s)	EUR	2,700,000	3,072,613
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(s)	EUR	3,700,000	3,900,764
EnBW International Finance BV 3.5% 7/22/2031 (s)	EUR	2,200,000	2,554,225
EnBW International Finance BV 3.75% 11/20/2035 (s)	EUR	7,050,000	8,021,927
			23,717,249
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (d)		6,901,000	7,007,625
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (s)	EUR	4,700,000	5,379,970
TOTAL UTILITIES			36,104,844

TOTAL GERMANY			203,220,882
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		3,855,000	3,704,655
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,740,000	1,420,814
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		568,000	493,353
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		5,680,000	4,317,994
Tullow Oil PLC 10.25% 5/15/2026 (d)		7,748,000	6,702,794

TOTAL GHANA			16,639,610
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		3,465,000	3,503,930
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		2,520,000	2,305,800
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,335,000	2,968,150
Millicom International Cellular SA 5.125% 1/15/2028 (d)		549,000	537,334
Millicom International Cellular SA 7.375% 4/2/2032 (d)		2,850,000	2,880,994
			8,692,278
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		2,520,000	2,421,720
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		1,600,000	1,531,200
TOTAL GUATEMALA			12,645,198
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 0.88% 9/9/2033 (b)(s)	EUR	2,000,000	2,092,326
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(s)		11,200,000	10,345,518
			12,437,844
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		2,405,000	2,218,072
TOTAL HONG KONG			14,655,916
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		540,000	548,370
OTP Bank Nyrt 8.75% 5/15/2033 (b)(s)		650,000	689,813
			1,238,183
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (s)		520,000	529,831
TOTAL HUNGARY			1,768,014
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (d)		1,640,000	1,634,260
Shriram Finance Ltd 6.625% 4/22/2027 (d)		1,235,000	1,236,544
			2,870,804
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		1,460,000	1,357,623
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)		1,985,000	1,960,188
TOTAL INDIA			6,188,615
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		2,195,000	2,155,358
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,995,000	2,064,825
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (d)		288,000	291,600
Pertamina Persero PT 4.175% 1/21/2050 (d)		1,425,000	1,030,104
			5,541,887
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		580,000	577,755
Freeport Indonesia PT 5.315% 4/14/2032 (d)		2,305,000	2,272,154
Freeport Indonesia PT 6.2% 4/14/2052 (d)		670,000	641,240
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		3,310,000	3,327,626
			6,818,775
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		775,000	779,844
TOTAL INDONESIA			13,140,506
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(g)		4,995,000	5,019,974
Financials - 0.5%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,637,744
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	14,932,600
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	23,905,607
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		10,546,000	10,512,365
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,617,503
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		2,881,000	2,839,743
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		13,367,000	13,372,751
			130,818,313
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		3,120,000	3,101,436
GGAM Finance Ltd 6.875% 4/15/2029 (d)		765,000	779,297
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,905,000	1,923,311
GGAM Finance Ltd 8% 2/15/2027 (d)		4,725,000	4,861,959
GGAM Finance Ltd 8% 6/15/2028 (d)		5,914,000	6,212,758
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		2,705,000	2,805,188
			19,683,949
TOTAL FINANCIALS			150,502,262

Industrials - 0.2%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(d)		1,856,000	1,857,941
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		5,430,000	5,390,333
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		16,881,000	16,767,260
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		2,440,000	2,431,295
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		13,121,000	13,123,362
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		14,454,000	14,472,313
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		26,728,000	27,668,487
			79,853,050
TOTAL INDUSTRIALS			81,710,991

TOTAL IRELAND			237,233,227
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(s)		3,528,000	3,477,652
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(s)		2,565,000	2,434,170
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(s)		1,010,000	927,180
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(s)		800,000	814,611
Energean PLC 6.5% 4/30/2027 (d)		5,594,000	5,468,135
Leviathan Bond Ltd 6.125% 6/30/2025 (d)(s)		686,005	684,839
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(s)		510,000	503,616
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(s)		480,000	471,000
			14,781,203
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,295,000	2,244,163
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,307,710
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,755,000	2,779,641
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,535,000	1,656,148
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		2,930,000	2,959,146
			10,946,808
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(s)		925,000	819,439
TOTAL ISRAEL			26,547,450
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		5,666,000	5,567,485
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		4,469,000	4,026,444
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		65,914,000	66,064,191
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		2,500,000	2,662,402
UniCredit SpA 5.459% 6/30/2035 (b)(d)		3,269,000	3,197,450
			81,517,972
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (d)		2,800,000	2,803,698
Enel Finance International NV 7.5% 10/14/2032 (d)		992,000	1,116,304
Enel SpA 3.375% (b)(m)(s)	EUR	2,091,000	2,374,104
			6,294,106
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		3,019,000	3,022,008
TOTAL UTILITIES			9,316,114

TOTAL ITALY			90,834,086
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		785,000	775,431
JAPAN - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		2,970,000	3,062,254
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		1,415,000	1,188,161
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		520,000	513,159
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		460,000	385,940
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		1,507,000	1,318,625

TOTAL KAZAKHSTAN			3,405,885
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		1,535,000	1,569,962
POSCO 5.875% 1/17/2033 (d)		490,000	497,818

TOTAL KOREA (SOUTH)			2,067,780
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		1,085,000	1,017,524
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		10,779,000	8,238,850
Altice France Holding SA 6% 2/15/2028 (d)		4,500,000	1,638,791
			9,877,641
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)		2,503,000	2,461,422
TOTAL COMMUNICATION SERVICES			12,339,063

Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (s)	EUR	1,450,000	1,721,517
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	6,460,745
			8,182,262
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		3,510,000	3,565,641
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (s)	EUR	4,151,000	4,708,724
TOTAL INDUSTRIALS			8,274,365

Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)		3,043,000	2,941,290
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)		840,000	866,057
			3,807,347
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,955,000	1,712,650
Real Estate - 0.2%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (s)	EUR	1,300,000	1,524,741
Real Estate Management & Development - 0.2%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (s)	EUR	6,912,000	7,378,121
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (s)	EUR	4,975,000	5,281,976
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (s)	GBP	1,900,000	2,347,475
Logicor Financing Sarl 0.875% 1/14/2031 (s)	EUR	2,100,000	2,044,459
Logicor Financing Sarl 4.25% 7/18/2029 (s)	EUR	3,700,000	4,318,840
P3 Group Sarl 4% 4/19/2032 (s)	EUR	2,400,000	2,737,926
			24,108,797
TOTAL REAL ESTATE			25,633,538

TOTAL LUXEMBOURG			59,949,225
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		1,985,000	1,746,800
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		2,425,000	1,521,445
Petronas Capital Ltd 3.5% 4/21/2030 (d)		625,000	592,875
			2,114,320
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		2,601,000	2,556,263
TOTAL MALAYSIA			6,417,383
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		3,040,000	3,052,342
MEXICO - 1.2%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(s)		4,321,000	1,555,560
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		1,525,000	1,233,343
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		1,750,000	1,611,120
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		1,287,896	1,192,463
Petroleos Mexicanos 4.5% 1/23/2026		22,915,000	22,442,034
Petroleos Mexicanos 5.35% 2/12/2028		650,000	613,600
Petroleos Mexicanos 5.95% 1/28/2031		123,292,000	106,573,606
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	28,235,823
Petroleos Mexicanos 6.49% 1/23/2027		36,590,000	35,949,675
Petroleos Mexicanos 6.5% 3/13/2027		62,806,000	61,648,485
Petroleos Mexicanos 6.5% 6/2/2041		380,000	267,364
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	5,387,206
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	57,392,933
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	22,898,169
Petroleos Mexicanos 6.84% 1/23/2030		17,201,000	16,082,075
Petroleos Mexicanos 6.875% 10/16/2025		1,060,000	1,053,375
Petroleos Mexicanos 6.875% 8/4/2026		1,895,000	1,877,756
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	16,822,903
Petroleos Mexicanos 7.69% 1/23/2050		57,080,000	42,033,712
			420,471,179
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		1,605,000	1,609,013
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (d)		2,130,000	2,083,140
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		1,665,000	1,332,000
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		1,525,000	1,256,005
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		2,500,000	2,514,250
			5,102,255
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		1,545,000	1,077,638
TOTAL MATERIALS			6,179,893

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		1,850,000	1,859,250
Saavi Energia Sarl 8.875% 2/10/2035 (d)		2,735,000	2,784,230
			4,643,480
TOTAL MEXICO			439,386,728
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		1,405,000	1,239,168
OCP SA 5.125% 6/23/2051 (d)		880,000	644,325
OCP SA 6.1% 4/30/2030 (d)		1,045,000	1,044,791
OCP SA 6.75% 5/2/2034 (d)		935,000	945,285
OCP SA 6.875% 4/25/2044 (d)		1,515,000	1,415,813
OCP SA 7.5% 5/2/2054 (d)		710,000	691,994

TOTAL MOROCCO			5,981,376
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 3% 11/15/2028 (s)	EUR	1,410,000	1,644,689
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (s)	EUR	900,000	1,032,327
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		1,260,000	1,149,928
TOTAL COMMUNICATION SERVICES			2,182,255

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (s)	EUR	1,100,000	1,340,369
Sigma Holdco BV 7.875% 5/15/2026 (d)		1,636,000	1,626,142
			2,966,511
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (s)	EUR	3,400,000	3,966,579
Cooperatieve Rabobank UA 1.125% 5/7/2031 (s)	EUR	5,300,000	5,369,187
Cooperatieve Rabobank UA 4.375% 8/4/2025		16,524,000	16,502,548
ING Groep NV 3% 8/17/2031 (b)(s)	EUR	14,400,000	16,158,722
ING Groep NV 4.5% 5/23/2029 (b)(s)	EUR	2,300,000	2,736,209
			44,733,245
TOTAL NETHERLANDS			49,882,011
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,940,000	1,896,350
IHS Holding Ltd 6.25% 11/29/2028 (d)		730,000	704,906
IHS Holding Ltd 7.875% 5/29/2030 (d)		3,545,000	3,496,256
IHS Holding Ltd 8.25% 11/29/2031 (d)		2,575,000	2,559,705
			8,657,217
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		1,030,000	976,698
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		546,543	547,909
TOTAL NIGERIA			10,181,824
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		925,000	906,258
TGS ASA 8.5% 1/15/2030 (d)		2,350,000	2,391,125
			3,297,383
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (b)(s)	EUR	1,600,000	1,698,342
DNB Bank ASA 3% 11/29/2030 (b)(s)	EUR	2,175,000	2,471,696
			4,170,038
TOTAL NORWAY			7,467,421
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		6,610,000	6,479,866
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		3,155,000	2,892,425
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		8,720,000	8,677,950
TOTAL COMMUNICATION SERVICES			18,050,241

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		545,000	367,570
TOTAL PANAMA			18,417,811
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		959,000	954,205
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		1,395,000	1,337,024
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		1,760,000	1,728,760
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (d)		2,442,200	2,606,340
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (d)		1,420,000	1,409,776
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		1,360,000	1,369,832
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		5,597,000	5,433,568
			8,213,176
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		1,805,000	1,763,305
TOTAL PERU			15,648,605
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		1,740,000	1,758,512
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (s)	EUR	4,150,000	4,279,215
TOTAL POLAND			6,037,727
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (e)(f)(s)	EUR	1,300,000	309,978
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(s)	EUR	2,400,000	2,733,980
TOTAL PORTUGAL			3,043,958
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)		4,407,000	2,845,619
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)		4,046,000	2,933,257

TOTAL PUERTO RICO			5,778,876
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		1,280,000	1,135,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,965,000	2,847,141
QatarEnergy 2.25% 7/12/2031 (d)		4,935,000	4,300,803
QatarEnergy 3.125% 7/12/2041 (d)		3,545,000	2,567,799
QatarEnergy 3.3% 7/12/2051 (d)		5,580,000	3,657,690
			13,373,433
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		968,572	1,007,877
TOTAL QATAR			15,516,580
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(s)		990,000	148,500
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		5,032,700	4,425,631
SA Global Sukuk Ltd 1.602% 6/17/2026 (d)		2,520,000	2,438,842
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		5,210,000	4,582,196
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		2,170,000	1,338,890
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		1,580,000	926,275
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		3,740,000	3,573,383
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		4,395,000	3,724,806
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		640,000	491,302
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		615,000	550,616
			22,051,941
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (s)		785,000	788,458
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		1,860,000	1,859,144
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		1,390,000	1,361,853
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		4,065,000	4,120,325
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		850,000	863,281
			8,204,603
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		2,155,000	2,177,854
TOTAL SAUDI ARABIA			33,222,856
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		1,710,000	1,694,465
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		8,965,000	7,578,205
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		1,019,000	1,024,095
TOTAL COMMUNICATION SERVICES			8,602,300

Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		2,840,000	2,769,000
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	565,564
Sasol Financing USA LLC 6.5% 9/27/2028		535,000	504,773
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		295,000	290,070
			4,129,407
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		1,240,000	1,238,113
TOTAL MATERIALS			5,367,520

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (d)		2,630,000	2,626,713
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (d)		1,470,000	1,518,693
			4,145,406
TOTAL SOUTH AFRICA			18,115,226
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		4,800,000	4,906,155
CaixaBank SA 3.625% 9/19/2032 (b)(s)	EUR	5,000,000	5,731,638
CaixaBank SA 5.673% 3/15/2030 (b)(d)		2,450,000	2,516,264
			13,154,057
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		1,089,000	1,035,922
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (s)	EUR	2,300,000	2,730,611
TOTAL HEALTH CARE			3,766,533

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)		485,000	464,261
TOTAL SPAIN			17,384,851
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (s)	EUR	4,100,000	4,472,521
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (s)	EUR	2,000,000	2,026,778

TOTAL SWEDEN			6,499,299
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(d)		21,621,000	20,801,560
UBS Group AG 2.125% 11/15/2029 (b)(s)	GBP	3,900,000	4,784,346
UBS Group AG 3.869% 1/12/2029 (b)(d)		11,793,000	11,543,504
UBS Group AG 4.125% 6/9/2033 (b)(s)	EUR	3,230,000	3,807,052
UBS Group AG 4.125% 9/24/2025 (d)		12,029,000	12,001,286
UBS Group AG 4.194% 4/1/2031 (b)(d)		36,361,000	35,237,300
UBS Group AG 4.75% 3/17/2032 (b)(s)	EUR	9,810,000	11,978,039
UBS Group AG 5.428% 2/8/2030 (b)(d)		65,000,000	66,299,028
			166,452,115
Insurance - 0.1%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(s)		6,561,000	6,536,396
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (b)(s)		14,850,000	14,818,340
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		2,600,000	2,564,497
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(s)		4,950,000	4,293,630
			28,212,863
TOTAL FINANCIALS			194,664,978

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		6,465,000	5,804,957
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		3,182,000	3,114,760
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,969,000	1,939,665
			10,859,382
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		3,414,000	3,127,580
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		740,000	597,434
			3,725,014
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (s)	EUR	1,100,000	1,267,157
TOTAL MATERIALS			4,992,171

TOTAL SWITZERLAND			210,516,531
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		9,105,000	9,255,506
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		1,375,000	877,896
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		1,080,000	1,127,587
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (d)		1,370,000	1,370,000
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		700,000	720,125
TOTAL INDUSTRIALS			2,090,125

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (d)		1,161,000	1,153,744
TOTAL TURKEY			4,371,456
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		1,360,207	1,071,163
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (s)		792,803	761,091

TOTAL UKRAINE			1,832,254
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		1,370,000	1,215,532
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		1,312,127	1,150,735
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		5,030,000	4,208,853
			6,575,120
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		1,720,000	1,543,700
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		835,000	857,328
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,925,000	1,786,381
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		870,000	821,976
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		2,140,000	1,921,999
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		810,000	831,165
Sobha Sukuk Ltd 8.75% 7/17/2028 (s)		865,000	893,139
			8,655,688
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		2,070,000	1,950,458
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		1,480,000	1,350,500
			3,300,958
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(s)		1,310,000	1,314,380
Alpha Star Holding IX Ltd 7% 8/26/2028 (s)		420,000	423,504
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (s)		900,000	929,547
			2,667,431
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		1,960,000	1,468,785
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		880,000	871,904
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		985,000	959,232
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		1,720,000	1,622,717
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		520,000	525,008
			5,447,646
TOTAL UNITED ARAB EMIRATES			26,646,843
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		1,515,000	1,443,789
Virgin Media Finance PLC 5% 7/15/2030 (d)		805,000	729,991
			2,173,780
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		4,925,000	4,547,775
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		4,510,000	4,081,443
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		240,000	247,133
Vodafone Group PLC 4.875% 10/3/2078 (b)(s)	GBP	5,150,000	6,921,503
			11,250,079
TOTAL COMMUNICATION SERVICES			17,971,634

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,775,000	2,869,245
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		2,435,000	2,530,737
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)		3,335,000	3,489,984
			8,889,966
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (s)	GBP	1,850,000	1,973,230
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (s)	GBP	2,700,000	3,443,523
Whitbread Group PLC 2.375% 5/31/2027 (s)	GBP	1,850,000	2,357,262
			5,800,785
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (s)	GBP	3,350,000	3,684,849
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		3,660,000	3,669,849
TOTAL CONSUMER DISCRETIONARY			24,018,679

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	22,997,735
BAT International Finance PLC 4.125% 4/12/2032 (s)	EUR	8,900,000	10,368,369
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (s)	EUR	5,685,000	6,983,765
Imperial Brands Finance PLC 3.875% 2/12/2034 (s)	EUR	3,075,000	3,436,971
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)		1,212,000	1,210,612
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		12,116,000	12,431,082
Reynolds American Inc 4.45% 6/12/2025		5,827,000	5,826,563
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,707,655
Reynolds American Inc 5.85% 8/15/2045		22,737,000	21,431,552
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,842,589
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,546,441
			93,783,334
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		12,713,000	14,016,957
Financials - 0.8%
Banks - 0.7%
Barclays PLC 5.088% 6/20/2030 (b)		26,155,000	26,054,160
Barclays PLC 5.2% 5/12/2026		12,530,000	12,561,706
Barclays PLC 5.262% 1/29/2034 (b)(s)	EUR	4,190,000	5,236,165
Barclays PLC 5.69% 3/12/2030 (b)		28,747,000	29,472,784
Barclays PLC 5.829% 5/9/2027 (b)		27,350,000	27,599,611
Barclays PLC 6.224% 5/9/2034 (b)		20,610,000	21,516,913
Barclays PLC 6.49% 9/13/2029 (b)		36,156,000	37,945,491
Barclays PLC 8.407% 11/14/2032 (b)(s)	GBP	2,300,000	3,283,372
HSBC Holdings PLC 4.787% 3/10/2032 (b)(s)	EUR	3,930,000	4,786,701
HSBC Holdings PLC 4.856% 5/23/2033 (b)(s)	EUR	5,100,000	6,249,081
HSBC Holdings PLC 5.813% 5/22/2033 (b)(s)	GBP	2,925,000	3,957,093
HSBC Holdings PLC 6.8% 9/14/2031 (b)	GBP	1,160,000	1,656,998
HSBC Holdings PLC 8.201% 11/16/2034 (b)(s)	GBP	3,200,000	4,667,956
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(s)	EUR	1,960,000	2,328,135
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(s)	EUR	4,800,000	5,837,000
NatWest Group PLC 2.105% 11/28/2031 (b)(s)	GBP	5,300,000	6,841,893
NatWest Group PLC 3.073% 5/22/2028 (b)		17,464,000	16,937,068
NatWest Group PLC 4.8% 4/5/2026		15,141,000	15,174,635
NatWest Group PLC 7.416% 6/6/2033 (b)(s)	GBP	2,600,000	3,673,750
Standard Chartered PLC 3.864% 3/17/2033 (b)(s)	EUR	2,800,000	3,220,033
Virgin Money UK PLC 7.625% 8/23/2029 (b)(s)	GBP	5,000,000	7,222,433
			246,222,978
Consumer Finance - 0.1%
Motability Operations Group PLC 3.625% 1/22/2033 (s)	EUR	3,950,000	4,513,120
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(s)	EUR	1,500,000	1,717,836
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (s)	GBP	2,600,000	3,916,600
TOTAL FINANCIALS			256,370,534

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)		1,845,000	1,752,429
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (s)	EUR	4,150,000	4,312,799
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (s)	GBP	1,425,000	1,881,574
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (s)	GBP	3,850,000	5,166,377
TOTAL INDUSTRIALS			11,360,750

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)		935,000	930,344
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		1,205,000	172,748
TOTAL MATERIALS			1,103,092

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (s)	GBP	1,600,000	2,121,870
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (s)	EUR	1,580,000	1,759,083
TOTAL REAL ESTATE			3,880,953

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(s)	EUR	6,100,000	6,738,586
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (s)	EUR	3,275,000	3,706,629
			10,445,215
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (s)	EUR	3,325,000	3,784,224
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		4,935,000	4,879,606
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		2,720,000	2,755,469
			7,635,075
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (s)	GBP	1,450,000	1,707,887
Anglian Water Services Financing PLC 5.875% 6/20/2031 (s)	GBP	3,103,000	4,200,576
Anglian Water Services Financing PLC 6.25% 9/12/2044 (s)	GBP	1,425,000	1,799,266
Anglian Water Services Financing PLC 6.293% 7/30/2030 (s)	GBP	2,044,000	2,827,845
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	650,000	900,557
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (s)	EUR	4,325,000	4,928,624
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (s)	GBP	1,170,000	1,451,217
South West Water Finance PLC 5.75% 12/11/2032 (s)	GBP	650,000	879,748
Southern Water Services Finance Ltd 1.625% 3/30/2027 (s)	GBP	1,765,000	2,097,904
Southern Water Services Finance Ltd 2.375% 5/28/2028 (s)	GBP	930,000	1,090,798
SW Finance I PLC 7.375% 12/12/2041 (s)	GBP	1,334,000	1,726,414
United Utilities Water Finance PLC 3.5% 2/27/2033 (s)	EUR	2,550,000	2,860,568
Wessex Water Services Finance PLC 6.125% 9/19/2034 (s)	GBP	2,650,000	3,528,689
			30,000,093
TOTAL UTILITIES			51,864,607

TOTAL UNITED KINGDOM			476,122,969
UNITED STATES - 19.9%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033		46,000,000	37,832,782
AT&T Inc 3.65% 9/15/2059		6,496,000	4,268,394
AT&T Inc 4.3% 2/15/2030		10,373,000	10,263,698
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		895,000	864,330
Consolidated Communications Inc 5% 10/1/2028 (d)		1,215,000	1,227,236
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		927,000	925,108
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		208,000	218,562
Level 3 Financing Inc 10% 10/15/2032 (d)		490,000	492,500
Level 3 Financing Inc 10.5% 5/15/2030 (d)		7,534,000	8,240,313
Level 3 Financing Inc 11% 11/15/2029 (d)		2,119,796	2,404,730
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,573,000	1,305,590
Level 3 Financing Inc 3.75% 7/15/2029 (d)		905,000	742,706
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,865,000	1,571,263
Level 3 Financing Inc 4% 4/15/2031 (d)		580,000	479,950
Level 3 Financing Inc 4.25% 7/1/2028 (d)		495,000	440,549
Level 3 Financing Inc 4.5% 4/1/2030 (d)		4,455,000	3,918,039
Lumen Technologies Inc 4.125% 4/15/2030 (d)		705,000	684,731
Lumen Technologies Inc 4.5% 1/15/2029 (d)		515,000	455,775
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	18,759,949
Verizon Communications Inc 4.78% 2/15/2035		26,362,000	25,370,457
			120,466,662
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	900,000	1,013,997
Alphabet Inc 3.875% 5/6/2045	EUR	900,000	1,022,981
Alphabet Inc 4% 5/6/2054	EUR	800,000	903,169
Snap Inc 6.875% 3/1/2033 (d)		2,235,000	2,263,934
			5,204,081
Media - 1.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		3,285,000	2,508,905
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		4,575,000	3,949,291
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		7,195,000	6,589,949
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		7,080,000	6,443,817
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		8,375,000	7,448,913
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)(t)		1,185,000	1,111,116
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		825,000	763,719
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)(t)		3,061,000	3,018,714
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,638,488
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		4,000,000	2,640,268
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		24,687,000	22,771,450
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		13,200,000	10,207,040
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	14,147,658
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	40,092,994
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	30,047,136
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	17,023,491
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	21,555,946
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		11,285,000	11,806,020
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	38,893,361
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	2,986,537
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)		1,769,000	1,730,484
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		2,367,000	2,092,546
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		3,520,000	3,566,257
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(t)		3,180,000	3,330,535
Comcast Corp 3.9% 3/1/2038		3,341,000	2,828,624
Comcast Corp 4.65% 7/15/2042		7,870,000	6,825,554
Comcast Corp 6.45% 3/15/2037		1,399,000	1,506,756
CSC Holdings LLC 3.375% 2/15/2031 (d)		7,441,000	4,873,856
CSC Holdings LLC 4.125% 12/1/2030 (d)		3,005,000	2,062,194
CSC Holdings LLC 4.5% 11/15/2031 (d)		1,255,000	848,545
CSC Holdings LLC 4.625% 12/1/2030 (d)		9,138,000	4,203,480
CSC Holdings LLC 5.375% 2/1/2028 (d)		5,145,000	4,692,328
Discovery Communications LLC 3.625% 5/15/2030		22,575,000	19,964,308
Discovery Communications LLC 4.125% 5/15/2029		749,000	697,412
DISH DBS Corp 5.125% 6/1/2029		7,735,000	5,085,341
DISH DBS Corp 7.375% 7/1/2028		1,680,000	1,153,888
DISH Network Corp 11.75% 11/15/2027 (d)		3,054,000	3,150,845
EchoStar Corp 10.75% 11/30/2029		6,224,815	6,255,939
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		7,009,048	6,027,781
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		3,030,000	3,199,841
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	14,076,058
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,284,144
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,856,926
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	29,818,940
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	26,291,914
Univision Communications Inc 4.5% 5/1/2029 (d)(t)		2,915,000	2,587,541
Univision Communications Inc 6.625% 6/1/2027 (d)		4,393,000	4,393,076
Univision Communications Inc 7.375% 6/30/2030 (d)		2,515,000	2,351,198
Univision Communications Inc 8% 8/15/2028 (d)		2,718,000	2,719,740
Univision Communications Inc 8.5% 7/31/2031 (d)(t)		4,251,000	4,081,649
Warnermedia Holdings Inc 3.755% 3/15/2027		6,746,000	6,539,381
Warnermedia Holdings Inc 4.054% 3/15/2029		4,725,000	4,399,933
Warnermedia Holdings Inc 4.279% 3/15/2032		67,020,000	56,871,113
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	3,425,000	3,623,552
Warnermedia Holdings Inc 5.05% 3/15/2042		11,773,000	8,468,643
Warnermedia Holdings Inc 5.141% 3/15/2052		75,442,000	48,905,889
			564,011,024
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	30,009,399
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,542,239
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	40,499,223
T-Mobile USA Inc 4.375% 4/15/2040		5,147,000	4,463,140
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	28,752,803
			127,266,804
TOTAL COMMUNICATION SERVICES			816,948,571

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		2,319,000	2,302,187
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		1,840,000	1,874,058
Patrick Industries Inc 6.375% 11/1/2032 (d)		1,190,000	1,172,926
			5,349,171
Automobiles - 0.2%
Ford Motor Co 3.25% 2/12/2032		54,000,000	44,561,187
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)(t)		15,557,000	15,634,785
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		3,000,000	3,007,017
			63,202,989
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (d)		1,250,000	1,150,000
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		2,605,000	2,403,111
Kohl's Corp 4.25% 7/17/2025		1,382,000	1,371,656
Nordstrom Inc 4.25% 8/1/2031		2,260,000	1,955,862
Nordstrom Inc 4.375% 4/1/2030		1,185,000	1,069,154
Wayfair LLC 7.25% 10/31/2029 (d)(t)		6,356,000	6,190,313
Wayfair LLC 7.75% 9/15/2030 (d)		6,590,000	6,456,562
			20,596,658
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031 (t)		1,650,000	1,520,884
Service Corp International/US 5.125% 6/1/2029		1,040,000	1,027,251
Service Corp International/US 5.75% 10/15/2032		895,000	889,396
Sotheby's 7.375% 10/15/2027 (d)		4,238,000	4,173,190
StoneMor Inc 8.5% 5/15/2029 (d)		3,875,000	3,571,946
TKC Holdings Inc 10.5% 5/15/2029 (d)		4,751,000	4,884,085
TKC Holdings Inc 6.875% 5/15/2028 (d)		3,230,000	3,212,613
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(t)		7,399,000	7,381,400
			26,660,765
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 6% 10/15/2032 (d)		3,570,000	3,424,659
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		3,915,000	3,946,496
Caesars Entertainment Inc 7% 2/15/2030 (d)		2,606,000	2,674,095
Caesars Entertainment Inc 8.125% 7/1/2027 (d)		1,367,000	1,369,008
Carnival Corp 5.75% 3/15/2030 (d)		4,710,000	4,721,049
Carnival Corp 5.875% 6/15/2031 (d)		4,650,000	4,652,791
Carnival Corp 6% 5/1/2029 (d)		2,885,000	2,892,604
Carnival Corp 6.125% 2/15/2033 (d)		2,315,000	2,321,232
Carnival Corp 6.65% 1/15/2028		450,000	462,459
CEC Entertainment LLC 6.75% 5/1/2026 (d)		4,230,000	4,161,234
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		1,275,000	1,243,125
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		7,477,000	6,790,459
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		6,640,000	5,909,933
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		2,915,000	2,695,312
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,195,000	1,203,072
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		845,000	853,324
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(t)		1,755,000	1,782,085
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		4,085,000	4,079,811
Life Time Inc 6% 11/15/2031 (d)		4,595,000	4,605,265
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		3,100,000	2,335,246
McDonald's Corp 3.5% 5/21/2032 (s)	EUR	3,775,000	4,342,273
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,542,030
MGM Resorts International 6.5% 4/15/2032		2,100,000	2,095,909
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		2,350,000	2,439,047
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		2,350,000	2,391,449
NCL Corp Ltd 5.875% 3/15/2026 (d)		213,000	213,134
NCL Corp Ltd 6.75% 2/1/2032 (d)		2,300,000	2,302,783
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		2,445,000	2,420,677
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,930,000	1,931,750
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,320,000	2,293,055
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		4,335,000	4,350,561
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		1,060,000	1,074,310
Station Casinos LLC 4.5% 2/15/2028 (d)		2,371,000	2,299,521
Station Casinos LLC 6.625% 3/15/2032 (d)		2,085,000	2,087,858
Times Square Hotel Trust 8.528% 8/1/2026 (d)		271,536	272,220
Viking Cruises Ltd 9.125% 7/15/2031 (d)		665,000	713,993
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		950,000	938,786
VOC Escrow Ltd 5% 2/15/2028 (d)		1,305,000	1,287,228
Yum! Brands Inc 4.625% 1/31/2032		5,170,000	4,902,634
Yum! Brands Inc 5.375% 4/1/2032		760,000	751,201
			107,773,678
Household Durables - 0.0%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		1,345,000	1,267,837
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		1,655,000	1,623,831
LGI Homes Inc 4% 7/15/2029 (d)(t)		1,268,000	1,122,984
LGI Homes Inc 7% 11/15/2032 (d)		4,060,000	3,770,278
LGI Homes Inc 8.75% 12/15/2028 (d)		862,000	887,125
Newell Brands Inc 6.375% 5/15/2030 (t)		2,525,000	2,369,364
Newell Brands Inc 6.375% 9/15/2027		740,000	741,492
Newell Brands Inc 6.625% 5/15/2032		1,325,000	1,222,160
Newell Brands Inc 6.625% 9/15/2029		1,055,000	1,019,857
Newell Brands Inc 6.875% 4/1/2036 (i)		556,000	510,974
Newell Brands Inc 7% 4/1/2046 (i)		1,525,000	1,239,945
Newell Brands Inc 8.5% 6/1/2028 (d)		3,385,000	3,501,948
TopBuild Corp 4.125% 2/15/2032 (d)		1,870,000	1,695,890
			20,973,685
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,903,750
Carvana Co 10.25% 5/1/2030 (d)		220,000	235,950
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		1,174,080	1,238,106
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		5,079,006	5,891,220
Carvana Co 4.875% 9/1/2029 (d)		1,397,000	1,243,330
Carvana Co 5.5% 4/15/2027 (d)		1,512,000	1,442,994
Carvana Co 5.625% 10/1/2025 (d)		6,795,000	6,753,838
Carvana Co 5.875% 10/1/2028 (d)		800,000	756,000
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		1,861,036	1,912,179
Champions Financing Inc 8.75% 2/15/2029 (d)		2,488,000	2,317,356
LBM Acquisition LLC 6.25% 1/15/2029 (d)		1,875,000	1,505,867
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,346,577
Lowe's Cos Inc 4.45% 4/1/2062		33,905,000	25,537,377
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (t)		2,070,000	2,103,060
Staples Inc 10.75% 9/1/2029 (d)		4,676,000	4,233,097
Staples Inc 12.75% 1/15/2030 (d)		3,167,485	2,038,951
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(t)		1,450,000	1,508,437
			63,968,089
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (d)		2,480,000	2,170,350
TOTAL CONSUMER DISCRETIONARY			310,695,385

Consumer Staples - 0.6%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		2,340,000	2,343,173
Consumer Staples Distribution & Retail - 0.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		4,205,000	3,950,719
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		3,815,000	3,711,047
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		2,490,000	2,527,791
C&S Group Enterprises LLC 5% 12/15/2028 (d)		4,226,000	3,596,280
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		5,530,000	5,765,009
Kroger Co/The 5% 9/15/2034		19,550,000	19,041,140
Mars Inc 4.8% 3/1/2030 (d)		23,196,000	23,339,150
Mars Inc 5% 3/1/2032 (d)		17,414,000	17,472,560
Mars Inc 5.2% 3/1/2035 (d)		14,474,000	14,419,707
Mars Inc 5.65% 5/1/2045 (d)		14,075,000	13,808,030
Mars Inc 5.7% 5/1/2055 (d)		28,070,000	27,230,707
Performance Food Group Inc 6.125% 9/15/2032 (d)		3,565,000	3,593,684
US Foods Inc 4.75% 2/15/2029 (d)		3,290,000	3,217,306
US Foods Inc 5.75% 4/15/2033 (d)(t)		1,970,000	1,935,330
US Foods Inc 6.875% 9/15/2028 (d)		1,230,000	1,264,725
			144,873,185
Food Products - 0.0%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,895,000	1,988,738
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		1,255,000	1,312,884
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		5,800,000	5,469,653
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)(t)		850,000	784,084
Post Holdings Inc 4.625% 4/15/2030 (d)		2,555,000	2,418,004
Post Holdings Inc 5.5% 12/15/2029 (d)		3,595,000	3,550,362
Post Holdings Inc 6.25% 10/15/2034 (d)		1,255,000	1,239,663
Post Holdings Inc 6.25% 2/15/2032 (d)		2,480,000	2,521,451
Post Holdings Inc 6.375% 3/1/2033 (d)		2,140,000	2,124,359
			21,409,198
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,510,000	1,522,420
Tobacco - 0.2%
Altria Group Inc 3.875% 9/16/2046		28,850,000	20,662,124
Altria Group Inc 4.25% 8/9/2042		17,795,000	14,099,638
Altria Group Inc 4.5% 5/2/2043		11,887,000	9,665,043
Altria Group Inc 4.8% 2/14/2029		3,305,000	3,316,824
Altria Group Inc 5.95% 2/14/2049		14,275,000	13,886,948
			61,630,577
TOTAL CONSUMER STAPLES			231,778,553

Energy - 1.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,175,000	2,186,441
Halliburton Co 3.8% 11/15/2025		152,000	151,195
Halliburton Co 4.85% 11/15/2035		5,447,000	5,126,065
Nabors Industries Inc 7.375% 5/15/2027 (d)		2,675,000	2,568,131
Nabors Industries Inc 8.875% 8/15/2031 (d)		2,294,000	1,569,890
Nabors Industries Inc 9.125% 1/31/2030 (d)(t)		505,000	460,145
Nabors Industries Ltd 7.5% 1/15/2028 (d)		3,415,000	2,852,901
Transocean Aquila Ltd 8% 9/30/2028 (d)		892,846	891,444
Transocean Inc 8% 2/1/2027 (d)		5,483,000	5,360,310
Transocean Inc 8.25% 5/15/2029 (d)		1,985,000	1,790,007
Transocean Inc 8.5% 5/15/2031 (d)		2,490,000	2,140,118
Transocean Inc 8.75% 2/15/2030 (d)		1,444,000	1,463,862
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)		1,109,325	1,110,593
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		4,605,000	4,603,332
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)		2,100,000	2,133,003
Valaris Ltd 8.375% 4/30/2030 (d)		3,900,000	3,915,159
			38,322,596
Oil, Gas & Consumable Fuels - 1.8%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		3,355,000	3,438,100
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)		950,000	949,173
California Resources Corp 7.125% 2/1/2026 (d)		943,000	942,192
California Resources Corp 8.25% 6/15/2029 (d)		6,445,000	6,456,685
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		3,780,000	3,643,734
Cheniere Energy Partners LP 5.75% 8/15/2034		2,455,000	2,463,755
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		7,155,000	7,151,561
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		1,130,000	1,148,459
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		2,780,000	2,577,082
CNX Resources Corp 7.25% 3/1/2032 (d)		3,070,000	3,128,569
CNX Resources Corp 7.375% 1/15/2031 (d)(t)		2,150,000	2,201,394
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		3,692,000	3,835,969
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		9,954,000	10,245,724
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		2,975,000	2,988,971
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		5,356,000	5,382,772
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,206,000	3,254,142
Comstock Resources Inc 5.875% 1/15/2030 (d)		4,274,000	4,041,427
Comstock Resources Inc 6.75% 3/1/2029 (d)		3,305,000	3,257,494
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		4,195,000	4,441,259
CVR Energy Inc 5.75% 2/15/2028 (d)		5,017,000	4,776,261
CVR Energy Inc 8.5% 1/15/2029 (d)		3,008,000	2,935,936
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		8,754,000	8,846,905
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		6,325,000	6,351,578
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		3,060,000	3,169,144
DT Midstream Inc 4.125% 6/15/2029 (d)		2,270,000	2,162,108
DT Midstream Inc 4.375% 6/15/2031 (d)		950,000	887,189
DT Midstream Inc 5.8% 12/15/2034 (d)		2,282,000	2,263,444
Energy Transfer LP 3.75% 5/15/2030		18,703,000	17,695,811
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,651,507
Energy Transfer LP 5% 5/15/2050		36,762,000	29,716,961
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,676,302
Energy Transfer LP 5.4% 10/1/2047		33,221,000	28,643,253
Energy Transfer LP 5.8% 6/15/2038		7,006,000	6,859,690
Energy Transfer LP 6% 6/15/2048		6,263,000	5,815,342
Energy Transfer LP 6.125% 12/15/2045		1,400,000	1,333,630
Energy Transfer LP 6.25% 4/15/2049		4,516,000	4,299,900
Energy Transfer LP 7.375% 2/1/2031 (d)		1,695,000	1,775,203
Excelerate Energy LP 8% 5/15/2030 (d)		2,225,000	2,303,390
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		5,790,000	5,874,858
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,440,000	2,450,085
Global Partners LP / GLP Finance Corp 7% 8/1/2027		5,604,000	5,617,646
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(t)		1,010,000	1,049,927
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,235,000	1,268,871
Harvest Midstream I LP 7.5% 9/1/2028 (d)		3,815,000	3,873,747
Hess Corp 5.6% 2/15/2041		19,538,000	18,938,534
Hess Corp 5.8% 4/1/2047		15,757,000	15,188,385
Hess Corp 7.125% 3/15/2033		3,656,000	4,074,605
Hess Corp 7.3% 8/15/2031		8,054,000	9,007,619
Hess Corp 7.875% 10/1/2029		13,500,000	15,103,845
Hess Midstream Operations LP 4.25% 2/15/2030 (d)(t)		1,370,000	1,305,790
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		4,157,000	4,102,188
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(t)		850,000	840,404
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		2,320,000	2,342,838
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		910,000	929,008
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		1,490,000	1,541,979
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)		3,500,000	3,660,216
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	25,038,773
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,246,121
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,640,668
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,146,211
Kinetik Holdings LP 5.875% 6/15/2030 (d)(t)		2,300,000	2,286,332
Kinetik Holdings LP 6.625% 12/15/2028 (d)		4,545,000	4,635,231
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)(t)		2,983,000	2,876,224
MPLX LP 4.8% 2/15/2029		3,672,000	3,684,197
MPLX LP 4.95% 9/1/2032		22,661,000	22,044,810
MPLX LP 5.5% 2/15/2049		11,018,000	9,679,197
Murphy Oil Corp 6% 10/1/2032		800,000	745,886
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		1,205,000	1,091,523
New Fortress Energy Inc 6.5% 9/30/2026 (d)		455,000	272,418
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		3,040,000	3,052,382
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		950,000	957,573
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	15,984,788
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	17,204,027
Occidental Petroleum Corp 6.625% 9/1/2030		27,000,000	28,118,178
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	23,061,399
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,479,113
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,782,244
ONEOK Inc 4.75% 10/15/2031		17,361,000	16,946,611
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		505,000	468,888
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		6,380,000	5,546,151
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		3,480,000	3,327,171
Permian Resources Operating LLC 5.875% 7/1/2029 (d)		2,385,000	2,349,225
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		755,000	744,919
Permian Resources Operating LLC 7% 1/15/2032 (d)		185,000	189,772
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,651,873
Prairie Acquiror LP 9% 8/1/2029 (d)		645,000	655,699
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		220,000	207,765
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		2,130,000	2,057,076
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		3,180,000	3,275,231
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		990,000	947,981
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	30,542,651
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,900,000	2,778,188
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,860,000	2,853,347
Sunoco LP 6.25% 7/1/2033 (d)		3,075,000	3,074,974
Sunoco LP 7% 5/1/2029 (d)		1,175,000	1,212,674
Sunoco LP 7.25% 5/1/2032 (d)		1,445,000	1,502,446
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		3,515,000	3,493,143
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		8,992,000	8,616,010
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)		1,090,000	1,088,496
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		5,565,000	5,303,616
Talos Production Inc 9% 2/1/2029 (d)		885,000	878,969
Talos Production Inc 9.375% 2/1/2031 (d)(t)		1,240,000	1,219,160
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,682,401
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		1,605,000	1,638,458
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		2,315,000	2,417,897
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		2,365,000	2,490,454
Western Gas Partners LP 4.05% 2/1/2030 (i)		19,000,000	18,062,055
Western Gas Partners LP 4.65% 7/1/2026		5,039,000	5,024,921
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,675,476
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	30,724,784
Williams Cos Inc/The 4% 9/15/2025		1,911,000	1,906,826
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	22,836,142
Williams Cos Inc/The 5.3% 8/15/2052		5,344,000	4,727,460
			708,028,766
TOTAL ENERGY			746,351,362

Financials - 8.0%
Banks - 3.7%
Bank of America Corp 2.299% 7/21/2032 (b)		34,460,000	29,565,940
Bank of America Corp 2.496% 2/13/2031 (b)		10,000,000	9,018,986
Bank of America Corp 3.419% 12/20/2028 (b)		14,844,000	14,403,191
Bank of America Corp 3.705% 4/24/2028 (b)		20,736,000	20,384,919
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,339,958
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,699,635
Bank of America Corp 5.015% 7/22/2033 (b)		202,394,000	201,690,525
Bank of America Corp 5.468% 1/23/2035 (b)		31,000,000	31,324,222
Citigroup Inc 2.666% 1/29/2031 (b)		10,000,000	9,056,410
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,356,743
Citigroup Inc 4.4% 6/10/2025		13,145,000	13,141,942
Citigroup Inc 4.412% 3/31/2031 (b)		42,031,000	41,096,974
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,174,790
Citigroup Inc 4.6% 3/9/2026		8,567,000	8,558,855
Citigroup Inc 4.91% 5/24/2033 (b)		98,011,000	96,350,599
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,345,097
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		2,509,000	2,442,504
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		905,000	931,470
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		10,000,000	9,217,984
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		16,800,000	15,296,549
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(s)	EUR	2,350,000	2,721,342
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		40,200,000	39,930,233
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		60,900,000	60,177,440
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		89,633,000	87,372,161
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		89,141,000	88,341,681
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		24,460,000	24,814,873
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		35,000,000	35,709,589
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		45,000,000	45,278,100
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		29,053,000	29,559,084
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		41,000,000	42,159,822
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)		25,000,000	23,756,201
Synchrony Bank 5.4% 8/22/2025		21,633,000	21,657,323
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,851,488
Wells Fargo & Co 2.572% 2/11/2031 (b)		10,000,000	9,034,278
Wells Fargo & Co 3.526% 3/24/2028 (b)		33,177,000	32,539,889
Wells Fargo & Co 4.478% 4/4/2031 (b)		58,414,000	57,438,405
Wells Fargo & Co 4.897% 7/25/2033 (b)		54,000,000	53,073,190
Wells Fargo & Co 5.013% 4/4/2051 (b)		32,932,000	28,895,748
Wells Fargo & Co 5.15% 4/23/2031 (b)		33,112,000	33,508,387
Wells Fargo & Co 5.389% 4/24/2034 (b)		29,117,000	29,241,464
Wells Fargo & Co 5.499% 1/23/2035 (b)		10,279,000	10,337,325
Wells Fargo & Co 5.574% 7/25/2029 (b)		33,000,000	33,854,314
Wells Fargo & Co 5.605% 4/23/2036 (b)		29,243,000	29,584,601
Wells Fargo & Co 6.303% 10/23/2029 (b)		20,000,000	20,987,803
Western Alliance Bancorp 3% 6/15/2031 (b)		4,737,000	4,373,388
			1,418,595,422
Capital Markets - 2.1%
Ares Capital Corp 3.875% 1/15/2026		47,916,000	47,598,079
Athene Global Funding 5.339% 1/15/2027 (d)		46,561,000	46,979,974
Athene Global Funding 5.583% 1/9/2029 (d)		20,758,000	21,186,608
Blackstone Private Credit Fund 4.875% 4/14/2026 (s)	GBP	3,591,000	4,802,259
Blackstone Private Credit Fund 7.05% 9/29/2025		28,315,000	28,494,594
Coinbase Global Inc 3.625% 10/1/2031 (d)		1,350,000	1,174,933
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		34,782,000	29,930,652
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,135,798
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		64,036,000	56,555,493
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		128,004,000	125,664,456
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	68,198,867
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,503,405
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,140,000	1,124,181
Hightower Holding LLC 9.125% 1/31/2030 (d)		4,325,000	4,501,904
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		3,793,000	3,799,277
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		3,300,000	3,384,256
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		3,020,000	3,154,882
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		680,000	644,204
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		1,360,000	1,346,295
Moody's Corp 3.25% 1/15/2028		7,339,000	7,157,216
Morgan Stanley 2.699% 1/22/2031 (b)		10,000,000	9,122,495
Morgan Stanley 3.622% 4/1/2031 (b)		39,278,000	37,242,155
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	2,550,000	2,950,277
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	1,400,000	1,626,551
Morgan Stanley 4.431% 1/23/2030 (b)		14,132,000	14,014,670
Morgan Stanley 4.889% 7/20/2033 (b)		69,805,000	68,760,803
Morgan Stanley 5.192% 4/17/2031 (b)		22,172,000	22,495,792
Morgan Stanley 5.25% 4/21/2034 (b)		45,000,000	44,967,446
Morgan Stanley 5.449% 7/20/2029 (b)		16,205,000	16,575,305
Morgan Stanley 5.664% 4/17/2036 (b)		17,585,000	17,872,224
Morgan Stanley 5.831% 4/19/2035 (b)		32,000,000	32,994,595
Morgan Stanley 6.407% 11/1/2029 (b)		70,000,000	73,789,687
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		2,250,000	2,345,834
			817,095,167
Consumer Finance - 1.1%
Ally Financial Inc 5.543% 1/17/2031 (b)		5,005,000	4,995,446
Ally Financial Inc 5.737% 5/15/2029 (b)		6,167,000	6,227,402
Ally Financial Inc 5.75% 11/20/2025		20,763,000	20,798,418
Ally Financial Inc 6.646% 1/17/2040 (b)		4,596,000	4,413,670
Ally Financial Inc 6.7% 2/14/2033		5,050,000	5,136,146
Ally Financial Inc 7.1% 11/15/2027		32,320,000	33,895,442
Ally Financial Inc 8% 11/1/2031		42,441,000	47,489,386
Capital One Financial Corp 3.273% 3/1/2030 (b)		22,490,000	21,228,734
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	51,597,039
Capital One Financial Corp 3.8% 1/31/2028		24,176,000	23,701,057
Capital One Financial Corp 4.1% 2/9/2027		11,988,000	11,893,484
Capital One Financial Corp 4.5% 1/30/2026		15,184,000	15,162,925
Capital One Financial Corp 4.985% 7/24/2026 (b)		22,984,000	22,983,820
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,910,000	36,235,619
Capital One Financial Corp 5.817% 2/1/2034 (b)		6,428,000	6,511,980
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,572,000	3,733,317
Capital One Financial Corp 7.624% 10/30/2031 (b)		47,805,000	53,314,164
Encore Capital Group Inc 8.5% 5/15/2030 (d)		4,615,000	4,891,973
Encore Capital Group Inc 9.25% 4/1/2029 (d)		1,790,000	1,908,587
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,175,000	2,523,135
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	3,580,000	4,889,439
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.2949% 3/6/2026 (b)(c)		2,490,000	2,507,116
Navient Corp 4.875% 3/15/2028		505,000	492,657
Navient Corp 5% 3/15/2027		1,400,000	1,385,766
Navient Corp 5.5% 3/15/2029 (t)		1,700,000	1,635,453
Navient Corp 5.625% 8/1/2033		735,000	646,538
Navient Corp 7.875% 6/15/2032		2,710,000	2,733,171
OneMain Finance Corp 3.5% 1/15/2027		1,973,000	1,911,624
OneMain Finance Corp 3.875% 9/15/2028		5,655,000	5,302,517
OneMain Finance Corp 6.625% 5/15/2029		3,410,000	3,448,011
OneMain Finance Corp 6.75% 3/15/2032		1,015,000	1,008,864
OneMain Finance Corp 7.125% 11/15/2031		1,100,000	1,116,645
OneMain Finance Corp 7.125% 3/15/2026		5,110,000	5,179,184
OneMain Finance Corp 7.125% 9/15/2032 (g)		1,170,000	1,177,279
OneMain Finance Corp 9% 1/15/2029		5,000	5,240
PRA Group Inc 8.875% 1/31/2030 (d)		2,278,000	2,335,033
RFNA LP 7.875% 2/15/2030 (d)		1,700,000	1,704,249
SLM Corp 6.5% 1/31/2030		2,260,000	2,330,353
Synchrony Financial 3.95% 12/1/2027		24,512,000	23,837,313
			442,288,196
Financial Services - 0.7%
Azorra Finance Ltd 7.75% 4/15/2030 (d)		2,090,000	2,096,446
Block Inc 3.5% 6/1/2031		5,189,000	4,688,687
Block Inc 6.5% 5/15/2032		6,385,000	6,525,387
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		4,925,000	5,210,941
Clue Opco LLC 9.5% 10/15/2031 (d)(t)		1,567,000	1,613,334
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	23,773,429
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,608,081
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	10,850,567
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,197,950
Corebridge Financial Inc 4.4% 4/5/2052		7,930,000	6,154,204
Equitable Holdings Inc 4.572% 2/15/2029 (d)		4,941,000	4,870,459
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		1,315,000	1,281,853
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		6,355,000	5,190,711
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		5,891,000	5,605,777
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		4,697,000	4,652,992
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		2,780,000	2,519,947
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		395,000	382,747
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,328,007
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,380,603
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,031,922
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		32,955,000	31,773,718
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		33,235,000	28,568,155
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		9,085,000	8,167,197
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		11,235,000	11,347,822
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		2,082,000	2,107,117
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		14,204,000	14,387,800
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		2,415,000	2,471,924
NFE Financing LLC 12% 11/15/2029 (d)		10,845,797	4,653,159
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		2,380,000	2,392,780
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		2,645,000	2,657,432
Pine Street Trust II 5.568% 2/15/2049 (d)		19,200,000	17,209,753
Saks Global Enterprises LLC 11% 12/15/2029 (d)		4,145,000	1,989,600
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		3,320,000	3,387,385
UWM Holdings LLC 6.625% 2/1/2030 (d)		4,495,000	4,406,991
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		1,755,000	1,777,092
WEX Inc 6.5% 3/15/2033 (d)		3,745,000	3,704,018
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		6,285,000	6,541,089
			268,507,076
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		760,000	728,393
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,060,000	1,093,707
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,030,000	1,065,144
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,060,000	1,107,774
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)		4,700,000	4,567,656
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		500,000	504,002
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		3,269,000	3,314,779
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,760,000	1,809,078
AmWINS Group Inc 4.875% 6/30/2029 (d)		2,420,000	2,318,458
AmWINS Group Inc 6.375% 2/15/2029 (d)		2,070,000	2,099,001
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		4,105,000	4,061,529
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		42,017,000	38,710,710
HUB International Ltd 7.25% 6/15/2030 (d)		1,800,000	1,874,560
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		8,055,000	7,984,125
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,740,354
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)		21,378,000	13,675,711
Unum Group 3.875% 11/5/2025		13,752,000	13,669,253
Unum Group 4% 6/15/2029		15,636,000	15,184,637
Unum Group 4.046% 8/15/2041 (d)		1,112,000	866,751
Unum Group 5.75% 8/15/2042		15,440,000	14,660,905
Western-Southern Global Funding 4.9% 5/1/2030 (d)		9,668,000	9,695,085
			151,731,612
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (d)		455,000	455,324
Rithm Capital Corp 8% 4/1/2029 (d)		1,000,000	1,002,663
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		490,000	478,410
Starwood Property Trust Inc 6% 4/15/2030 (d)		2,020,000	2,014,158
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		700,000	708,400
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		2,405,000	2,439,134
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,245,000	1,294,271
			8,392,360
TOTAL FINANCIALS			3,106,609,833

Health Care - 1.3%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2033		13,756,000	13,882,251
Amgen Inc 5.6% 3/2/2043		13,068,000	12,682,004
Amgen Inc 5.75% 3/2/2063		11,839,000	11,192,655
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		3,360,000	2,544,931
			40,301,841
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)(t)		2,521,000	2,329,722
Avantor Funding Inc 3.875% 11/1/2029 (d)(t)		1,415,000	1,319,706
Avantor Funding Inc 4.625% 7/15/2028 (d)		1,177,000	1,147,125
Insulet Corp 6.5% 4/1/2033 (d)		1,000,000	1,028,256
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		9,150,000	9,310,709
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,647,000	1,710,775
			16,846,293
Health Care Providers & Services - 1.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		1,760,000	1,793,343
Centene Corp 2.45% 7/15/2028		29,620,000	27,279,757
Centene Corp 2.625% 8/1/2031		13,830,000	11,714,235
Centene Corp 3.375% 2/15/2030		24,530,000	22,356,635
Centene Corp 4.25% 12/15/2027		15,485,000	15,123,833
Centene Corp 4.625% 12/15/2029		24,065,000	23,174,619
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		10,525,000	9,008,927
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		11,975,000	10,784,037
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		4,760,000	3,677,142
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		4,057,000	3,390,881
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,072,739
CVS Health Corp 3% 8/15/2026		2,303,000	2,258,653
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,905,312
CVS Health Corp 4.78% 3/25/2038		18,481,000	16,424,589
CVS Health Corp 5% 1/30/2029		10,678,000	10,750,113
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,414,583
CVS Health Corp 6.75% 12/10/2054 (b)		3,767,000	3,666,767
CVS Health Corp 7% 3/10/2055 (b)		5,931,000	5,974,101
DaVita Inc 3.75% 2/15/2031 (d)(t)		1,165,000	1,031,859
DaVita Inc 4.625% 6/1/2030 (d)		7,070,000	6,606,497
DaVita Inc 6.75% 7/15/2033 (d)		3,490,000	3,526,042
DaVita Inc 6.875% 9/1/2032 (d)		3,605,000	3,662,110
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)(t)		2,602,000	2,591,427
HCA Inc 3.5% 9/1/2030		20,891,000	19,485,881
HCA Inc 3.625% 3/15/2032		3,086,000	2,799,977
HCA Inc 5.5% 6/1/2033		18,000,000	18,160,735
HCA Inc 5.625% 9/1/2028		16,701,000	17,072,049
HCA Inc 5.875% 2/1/2029		15,195,000	15,683,547
Humana Inc 3.7% 3/23/2029		9,378,000	9,008,426
LifePoint Health Inc 10% 6/1/2032 (d)		1,436,000	1,502,169
ModivCare Inc 5% 10/1/2029 (d)		950,000	47,500
Molina Healthcare Inc 6.25% 1/15/2033 (d)		6,945,000	6,933,803
Owens & Minor Inc 10% 4/15/2030 (d)		3,518,000	3,674,495
Owens & Minor Inc 4.5% 3/31/2029 (d)(t)		1,415,000	1,156,534
Owens & Minor Inc 6.625% 4/1/2030 (d)		1,355,000	1,147,508
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		2,355,000	2,279,738
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		2,335,000	2,372,334
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		4,591,339	4,614,296
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		256,981	248,106
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	31,418,399
Select Medical Corp 6.25% 12/1/2032 (d)(t)		4,555,000	4,514,235
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		1,650,000	1,646,816
Tenet Healthcare Corp 4.25% 6/1/2029		3,970,000	3,812,126
Tenet Healthcare Corp 4.375% 1/15/2030		4,410,000	4,215,016
Tenet Healthcare Corp 4.625% 6/15/2028		4,010,000	3,932,114
Tenet Healthcare Corp 6.125% 10/1/2028		4,615,000	4,621,706
Tenet Healthcare Corp 6.125% 6/15/2030		3,770,000	3,803,851
Tenet Healthcare Corp 6.25% 2/1/2027		528,000	528,375
Tenet Healthcare Corp 6.75% 5/15/2031 (t)		665,000	684,985
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	6,817,710
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		4,996,000	5,077,879
			383,448,511
Health Care Technology - 0.0%
IQVIA Inc 6.5% 5/15/2030 (d)		1,895,000	1,935,451
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,715,000	1,588,607
Charles River Laboratories International Inc 4% 3/15/2031 (d)		1,715,000	1,537,915
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		1,135,000	1,090,170
			4,216,692
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		8,899,000	8,810,161
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		475,000	447,687
Bausch Health Americas Inc 9.25% 4/1/2026 (d)		3,565,000	3,512,238
Bausch Health Cos Inc 11% 9/30/2028 (d)		2,005,000	1,923,727
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		2,850,000	2,326,313
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,130,000	641,389
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		4,279,000	4,396,891
Mylan Inc 4.55% 4/15/2028		13,507,000	13,213,665
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		4,135,000	3,884,110
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(t)		3,890,000	3,268,692
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		1,770,000	1,646,654
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(t)		1,015,000	875,389
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,216,173
			49,163,089
TOTAL HEALTH CARE			495,911,877

Industrials - 1.0%
Aerospace & Defense - 0.5%
ATI Inc 7.25% 8/15/2030 (t)		1,020,000	1,068,091
Axon Enterprise Inc 6.125% 3/15/2030 (d)		3,500,000	3,569,651
Axon Enterprise Inc 6.25% 3/15/2033 (d)		3,050,000	3,094,463
Boeing Co 3.55% 3/1/2038		2,570,000	1,986,523
Boeing Co 5.15% 5/1/2030		18,842,000	19,007,191
Boeing Co 5.705% 5/1/2040		13,710,000	13,230,097
Boeing Co 5.805% 5/1/2050		3,812,000	3,569,672
Boeing Co 5.93% 5/1/2060		13,710,000	12,692,775
Boeing Co 6.259% 5/1/2027		3,585,000	3,684,889
Boeing Co 6.298% 5/1/2029		8,683,000	9,132,694
Boeing Co 6.388% 5/1/2031		6,576,000	7,016,425
Boeing Co 6.528% 5/1/2034		7,038,000	7,512,163
Boeing Co 6.858% 5/1/2054		10,596,000	11,300,728
Boeing Co 7.008% 5/1/2064		10,000,000	10,682,257
BWX Technologies Inc 4.125% 6/30/2028 (d)		4,365,000	4,247,901
Goat Holdco LLC 6.75% 2/1/2032 (d)		3,305,000	3,292,259
OneSky Flight LLC 8.875% 12/15/2029 (d)		2,305,000	2,323,979
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)		1,515,000	1,672,961
TransDigm Inc 4.625% 1/15/2029 (t)		7,395,000	7,161,870
TransDigm Inc 5.5% 11/15/2027		10,180,000	10,172,037
TransDigm Inc 6% 1/15/2033 (d)		1,260,000	1,246,785
TransDigm Inc 6.375% 3/1/2029 (d)		5,205,000	5,289,826
TransDigm Inc 6.375% 5/31/2033 (d)		3,510,000	3,467,883
TransDigm Inc 6.625% 3/1/2032 (d)		1,660,000	1,695,698
TransDigm Inc 6.75% 8/15/2028 (d)		2,555,000	2,596,519
TransDigm Inc 7.125% 12/1/2031 (d)		415,000	429,297
			151,144,634
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(t)		9,462,000	9,323,713
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		3,125,000	3,236,563
			12,560,276
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)(t)		205,000	207,514
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		3,463,000	3,290,193
Builders FirstSource Inc 4.25% 2/1/2032 (d)		3,090,000	2,803,571
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,250,000	1,245,414
Builders FirstSource Inc 6.75% 5/15/2035 (d)		5,790,000	5,822,945
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,673,925
Carrier Global Corp 6.2% 3/15/2054		1,576,000	1,665,553
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		6,650,000	6,717,256
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,450,000	1,483,786
Masterbrand Inc 7% 7/15/2032 (d)		1,135,000	1,128,612
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,055,000	1,062,941
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)(t)		2,970,000	2,382,180
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		2,255,000	2,290,126
			32,774,016
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 4.125% 8/1/2029 (d)		2,555,000	2,436,666
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		2,420,000	2,290,786
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)		6,595,000	6,649,197
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		4,855,000	5,031,572
Artera Services LLC 8.5% 2/15/2031 (d)		13,010,000	11,055,933
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		7,987,000	7,163,751
Clean Harbors Inc 6.375% 2/1/2031 (d)		945,000	961,642
CoreCivic Inc 4.75% 10/15/2027		6,040,000	5,895,066
CoreCivic Inc 8.25% 4/15/2029		5,085,000	5,374,509
GEO Group Inc/The 10.25% 4/15/2031		3,665,000	4,017,378
GEO Group Inc/The 8.625% 4/15/2029		3,710,000	3,916,188
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,935,000	1,843,204
GFL Environmental Inc 6.75% 1/15/2031 (d)		405,000	420,106
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		4,615,000	4,366,944
OT Midco Inc 10% 2/15/2030 (d)(t)		5,490,000	4,573,834
Reworld Holding Corp 4.875% 12/1/2029 (d)		3,383,000	3,203,138
Waste Pro USA Inc 7% 2/1/2033 (d)		2,100,000	2,153,191
Williams Scotsman Inc 6.625% 4/15/2030 (d)		1,635,000	1,675,769
Williams Scotsman Inc 6.625% 6/15/2029 (d)		2,255,000	2,299,563
			75,328,437
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (d)		2,400,000	2,435,982
Pike Corp 5.5% 9/1/2028 (d)		2,358,000	2,338,698
Pike Corp 8.625% 1/31/2031 (d)		3,795,000	4,087,519
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		5,434,000	5,517,412
			14,379,611
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		1,985,000	1,863,322
WESCO Distribution Inc 6.375% 3/15/2033 (d)		3,585,000	3,651,549
			5,514,871
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		2,345,000	2,362,663
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		5,030,000	5,108,473
XPO Inc 6.25% 6/1/2028 (d)		90,000	90,899
XPO Inc 7.125% 2/1/2032 (d)		3,680,000	3,819,630
XPO Inc 7.125% 6/1/2031 (d)		940,000	973,246
			12,354,911
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		1,900,000	1,840,570
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (d)		220,000	219,724
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		2,130,000	2,208,917
			4,269,211
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (d)		256,000	267,213
Enpro Inc 6.125% 6/1/2033 (d)		2,680,000	2,699,932
Mueller Water Products Inc 4% 6/15/2029 (d)		1,465,000	1,389,900
			4,357,045
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(t)		950,000	959,496
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)(t)		1,870,000	1,937,535
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		2,110,000	2,106,395
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (d)		99,250	98,874
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		3,595,000	3,556,051
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (b)(d)		548,649	425,203
			9,083,554
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,783,000	2,838,894
CACI International Inc 6.375% 6/15/2033 (d)(g)(u)		4,135,000	4,215,384
Paychex Inc 5.1% 4/15/2030		2,986,000	3,024,714
Paychex Inc 5.35% 4/15/2032		4,153,000	4,214,657
Paychex Inc 5.6% 4/15/2035		3,253,000	3,307,724
TriNet Group Inc 3.5% 3/1/2029 (d)		5,175,000	4,782,743
			22,384,116
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		24,376,000	24,344,784
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)		1,005,000	1,027,365
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)		2,535,000	2,663,966
Foundation Building Materials Inc 6% 3/1/2029 (d)		1,565,000	1,333,009
Herc Holdings Escrow Inc 7% 6/15/2030 (d)(g)		4,630,000	4,769,945
Herc Holdings Escrow Inc 7.25% 6/15/2033 (d)(g)		3,325,000	3,422,063
QXO Building Products Inc 6.75% 4/30/2032 (d)		7,785,000	7,982,349
United Rentals North America Inc 6.125% 3/15/2034 (d)		4,170,000	4,226,750
			49,770,231
TOTAL INDUSTRIALS			393,920,913

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (d)		1,717,000	1,644,081
CommScope LLC 9.5% 12/15/2031 (d)		6,855,000	7,125,210
Viasat Inc 6.5% 7/15/2028 (d)(t)		1,455,000	1,335,451
Viasat Inc 7.5% 5/30/2031 (d)		1,915,000	1,527,851
			11,632,593
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)		3,545,000	3,434,976
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,515,860
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,735,000	1,767,852
Lightning Power LLC 7.25% 8/15/2032 (d)		2,020,000	2,117,881
Sensata Technologies Inc 3.75% 2/15/2031 (d)		950,000	843,541
Sensata Technologies Inc 6.625% 7/15/2032 (d)		2,355,000	2,376,065
TTM Technologies Inc 4% 3/1/2029 (d)		2,350,000	2,233,635
			21,289,810
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)		4,330,000	4,120,586
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		2,500,000	2,554,555
ASGN Inc 4.625% 5/15/2028 (d)		1,705,000	1,644,820
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)		3,250,000	3,270,095
CoreWeave Inc 9.25% 6/1/2030 (d)		4,045,000	4,040,462
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		3,065,000	2,861,019
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		3,305,000	3,285,439
			21,776,976
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (d)		6,532,000	6,136,308
Broadcom Inc 2.45% 2/15/2031 (d)		63,710,000	56,328,138
Broadcom Inc 2.6% 2/15/2033 (d)		92,472,000	78,063,044
Broadcom Inc 3.5% 2/15/2041 (d)		44,880,000	34,787,630
Entegris Inc 3.625% 5/1/2029 (d)		1,775,000	1,655,242
Entegris Inc 4.75% 4/15/2029 (d)		6,760,000	6,563,752
Entegris Inc 5.95% 6/15/2030 (d)		6,600,000	6,603,623
ON Semiconductor Corp 3.875% 9/1/2028 (d)		2,785,000	2,659,922
Wolfspeed Inc 7.9583% 6/23/2030 (d)(e)(i)(l)		3,946,098	3,798,119
			196,595,778
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (d)		554,000	553,377
Cloud Software Group Inc 8.25% 6/30/2032 (d)(t)		4,914,000	5,166,933
Cloud Software Group Inc 9% 9/30/2029 (d)		12,063,000	12,347,434
Elastic NV 4.125% 7/15/2029 (d)		1,230,000	1,153,333
Fair Isaac Corp 6% 5/15/2033 (d)		4,640,000	4,631,240
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,000,000	1,127,124
Gen Digital Inc 6.25% 4/1/2033 (d)		2,890,000	2,922,088
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)		1,681,000	1,706,684
Oracle Corp 1.65% 3/25/2026		24,761,000	24,157,028
Oracle Corp 2.3% 3/25/2028		39,119,000	36,953,158
Rackspace Finance LLC 3.5% 5/15/2028 (d)		3,657,300	1,316,628
UKG Inc 6.875% 2/1/2031 (d)(t)		2,260,000	2,328,693
			94,363,720
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		2,065,000	2,068,924
Seagate HDD Cayman 5.75% 12/1/2034		2,400,000	2,356,335
Seagate HDD Cayman 8.25% 12/15/2029		850,000	906,046
Seagate HDD Cayman 8.5% 7/15/2031		1,045,000	1,115,763
Western Digital Corp 2.85% 2/1/2029		3,915,000	3,577,909
Western Digital Corp 3.1% 2/1/2032		1,630,000	1,407,131
Western Digital Corp 4.75% 2/15/2026		518,000	516,282
			11,948,390
TOTAL INFORMATION TECHNOLOGY			357,607,267

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		970,000	1,014,624
Celanese US Holdings LLC 6.5% 4/15/2030		1,885,000	1,899,505
Celanese US Holdings LLC 6.629% 7/15/2032 (b)		15,000,000	15,351,076
Celanese US Holdings LLC 6.75% 4/15/2033		3,750,000	3,649,800
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		13,022,000	13,482,523
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		13,200,000	13,603,656
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		7,713,000	8,051,639
Chemours Co/The 4.625% 11/15/2029 (d)		2,165,000	1,771,001
Chemours Co/The 5.375% 5/15/2027		7,018,000	6,869,986
Chemours Co/The 5.75% 11/15/2028 (d)		4,150,000	3,715,934
Chemours Co/The 8% 1/15/2033 (d)		2,445,000	2,131,662
GPD Cos Inc 10.125% 4/1/2026 (d)(t)		2,355,000	2,264,466
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		5,724,443	5,073,288
Mativ Holdings Inc 8% 10/1/2029 (d)		2,357,000	2,010,825
Methanex US Operations Inc 6.25% 3/15/2032 (d)		3,420,000	3,309,605
Olin Corp 5% 2/1/2030		6,975,000	6,601,820
Olin Corp 6.625% 4/1/2033 (d)		4,135,000	3,957,882
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(t)		3,959,000	3,675,020
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		2,115,000	2,115,000
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		5,805,000	6,086,345
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)		870,000	844,523
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)		2,370,000	2,325,219
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		2,325,000	2,313,226
Tronox Inc 4.625% 3/15/2029 (d)(t)		6,910,000	5,777,155
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		6,245,000	5,502,565
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		770,000	777,730
			124,176,075
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		10,410,000	10,578,194
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(t)		3,470,000	3,521,169
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		2,365,000	2,330,655
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		2,540,000	2,608,316
			19,038,334
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		4,020,000	3,566,294
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		2,965,000	2,972,303
Ball Corp 6% 6/15/2029		630,000	642,351
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		1,175,000	1,185,066
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		3,355,000	3,390,490
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		2,470,000	2,504,704
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		2,825,000	2,888,933
Crown Americas LLC 5.875% 6/1/2033 (d)		3,370,000	3,347,057
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		1,200,000	1,178,168
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		1,190,000	1,096,820
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		2,070,000	2,073,058
Sealed Air Corp 5% 4/15/2029 (d)		1,835,000	1,801,677
Sealed Air Corp 6.5% 7/15/2032 (d)		1,220,000	1,249,476
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)		2,020,000	2,110,765
			30,007,162
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		8,535,000	8,860,644
Alumina Pty Ltd 6.375% 9/15/2032 (d)		4,680,000	4,628,663
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		1,240,000	1,152,914
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		2,450,000	2,113,242
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		1,240,000	1,064,939
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)(t)		1,160,000	1,043,113
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,041,229
Commercial Metals Co 4.125% 1/15/2030		2,295,000	2,161,348
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)		205,000	188,349
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)(t)		967,000	939,801
Novelis Corp 3.25% 11/15/2026 (d)		645,000	632,667
Novelis Corp 3.875% 8/15/2031 (d)		955,000	849,027
Novelis Corp 6.875% 1/30/2030 (d)		4,595,000	4,738,520
Vibrantz Technologies Inc 9% 2/15/2030 (d)		2,655,000	1,871,775
			31,286,231
TOTAL MATERIALS			204,507,802

Real Estate - 1.9%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,700,877
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,430,755
Safehold GL Holdings LLC 2.8% 6/15/2031		4,450,000	3,909,595
Safehold GL Holdings LLC 2.85% 1/15/2032		2,770,000	2,355,543
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,637,353
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,608,799
Store Capital LLC 2.75% 11/18/2030		7,730,000	6,727,421
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,790,521
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		5,025,000	4,577,824
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		9,043,000	9,593,529
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		8,361,000	7,883,076
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		199,000	196,793
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		470,000	455,847
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,258,823
VICI Properties LP 4.75% 4/1/2028		5,485,000	5,482,735
VICI Properties LP 4.95% 2/15/2030		33,145,000	32,884,584
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,195,501
VICI Properties LP 5.75% 4/1/2034		74,000	74,252
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,675,656
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,349,484
WP Carey Inc 4.25% 7/23/2032	EUR	800,000	935,638
			150,724,606
Health Care REITs - 0.7%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		2,860,000	2,732,961
Diversified Healthcare Trust 9.75% 6/15/2025		69,000	68,996
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,433,958
Healthcare Realty Holdings LP 3.5% 8/1/2026		5,039,000	4,953,681
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,024,726
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,241,811
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		4,295,000	2,817,468
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,150,000	2,387,646
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (t)		11,869,000	10,345,020
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		3,840,000	3,936,169
Omega Healthcare Investors Inc 3.25% 4/15/2033		27,700,000	23,417,566
Omega Healthcare Investors Inc 3.375% 2/1/2031		10,332,000	9,321,793
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	37,299,053
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,401,394
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,794,563
Omega Healthcare Investors Inc 5.25% 1/15/2026		18,623,000	18,643,028
Ventas Realty LP 3% 1/15/2030		28,128,000	26,060,916
Ventas Realty LP 4% 3/1/2028		6,996,000	6,884,583
Ventas Realty LP 4.125% 1/15/2026		3,540,000	3,522,349
Ventas Realty LP 4.75% 11/15/2030		39,136,000	38,915,225
			251,202,906
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(g)(u)		2,335,000	2,374,727
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,258,709
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	13,650,213
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,483,888
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,714,386
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,898,374
COPT Defense Properties LP 2.25% 3/15/2026		6,484,000	6,348,043
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,321,327
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	19,651,002
			77,067,233
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,484,492
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(t)		1,529,600	1,397,316
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		568,000	441,146
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,350,000	1,107,012
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	13,771,084
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	14,512,510
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	23,895,224
CBRE Services Inc 2.5% 4/1/2031		21,262,000	18,549,014
Essex Portfolio LP 5.5% 4/1/2034		1,506,000	1,513,087
Forestar Group Inc 6.5% 3/15/2033 (d)		4,230,000	4,194,449
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,425,000	1,339,628
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		895,000	812,746
Kennedy-Wilson Inc 4.75% 2/1/2030 (t)		2,735,000	2,427,313
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,062,948
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,532,024
			108,039,993
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,376,588
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	9,838,518
American Homes 4 Rent LP 5.5% 2/1/2034		4,006,000	3,997,843
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	15,791,216
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,185,728
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,765,512
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	13,843,010
Sun Communities Operating LP 4.2% 4/15/2032		473,000	442,287
			54,240,702
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	18,759,790
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	17,996,486
Brixmor Operating Partnership LP 4.125% 6/15/2026		15,162,000	15,076,740
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,445,080
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,250,018
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,922,946
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,882,114
Simon Property Group LP 2.45% 9/13/2029		6,352,000	5,842,260
			70,175,434
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	3,600,000	4,130,536
American Tower Corp 5.45% 2/15/2034		1,200,000	1,211,700
American Tower Corp 5.55% 7/15/2033		1,450,000	1,475,803
Iron Mountain Inc 6.25% 1/15/2033 (d)		3,130,000	3,159,397
			9,977,436
TOTAL REAL ESTATE			730,061,746

Utilities - 0.9%
Electric Utilities - 0.6%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		475,000	417,228
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		4,015,000	3,623,527
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		660,000	644,913
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,594,788
DPL Inc 4.35% 4/15/2029		315,000	303,172
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,657,430
Duke Energy Corp 3.85% 6/15/2034	EUR	4,500,000	5,097,323
Duke Energy Corp 4.5% 8/15/2032		8,000,000	7,691,298
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		5,172,000	4,518,483
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		16,845,000	14,364,590
Edison International 6.25% 3/15/2030		1,162,000	1,176,942
Edison International 7.875% 6/15/2054 (b)		1,965,000	1,890,572
Edison International 8.125% 6/15/2053 (b)		1,993,000	1,968,937
Entergy Corp 2.8% 6/15/2030		11,033,000	10,032,548
Exelon Corp 3.35% 3/15/2032		16,412,000	14,901,081
Exelon Corp 4.05% 4/15/2030		6,798,000	6,624,503
Exelon Corp 4.7% 4/15/2050		3,027,000	2,467,459
Exelon Corp 5.3% 3/15/2033		10,000,000	10,113,229
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,512,646
NRG Energy Inc 3.375% 2/15/2029 (d)		3,215,000	3,003,471
NRG Energy Inc 3.625% 2/15/2031 (d)		1,230,000	1,115,375
NRG Energy Inc 5.25% 6/15/2029 (d)		2,945,000	2,910,325
NRG Energy Inc 5.75% 7/15/2029 (d)		2,420,000	2,393,932
NRG Energy Inc 6% 2/1/2033 (d)		4,490,000	4,449,352
NRG Energy Inc 6.25% 11/1/2034 (d)(t)		3,135,000	3,136,062
PacifiCorp 7.375% 9/15/2055 (b)		3,434,000	3,493,853
PG&E Corp 5% 7/1/2028		677,000	660,554
PG&E Corp 5.25% 7/1/2030		11,466,000	11,125,018
PG&E Corp 7.375% 3/15/2055 (b)		3,337,000	3,267,641
Southern Co/The 1.875% 9/15/2081 (b)	EUR	7,100,000	7,690,959
Vistra Operations Co LLC 5% 7/31/2027 (d)		3,400,000	3,390,090
Vistra Operations Co LLC 5.5% 9/1/2026 (d)		1,330,000	1,331,213
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		3,020,000	3,017,999
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		2,520,000	2,621,662
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		3,425,000	3,631,658
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(t)		4,270,000	4,290,953
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		2,820,000	2,944,912
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		2,820,000	2,958,166
			183,033,864
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		23,060,000	19,718,333
AES Corp/The 3.95% 7/15/2030 (d)		28,974,000	27,040,060
AES Corp/The 6.95% 7/15/2055 (b)		3,651,000	3,463,932
Alpha Generation LLC 6.75% 10/15/2032 (d)		1,280,000	1,305,051
Calpine Corp 4.625% 2/1/2029 (d)		1,503,000	1,464,819
Calpine Corp 5.125% 3/15/2028 (d)		1,755,000	1,739,745
Sunnova Energy Corp 5.875% 9/1/2026 (d)		6,761,000	2,011,398
			56,743,338
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	29,514,266
NiSource Inc 5.25% 2/15/2043		8,116,000	7,420,319
NiSource Inc 5.8% 2/1/2042		4,036,000	3,879,489
NiSource Inc 5.95% 6/15/2041		5,760,000	5,694,011
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,028,282
Puget Energy Inc 4.224% 3/15/2032		21,626,000	19,927,319
Sempra 6% 10/15/2039		9,562,000	9,492,202
			95,955,888
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (d)		3,485,000	3,503,847
TOTAL UTILITIES			339,236,937

TOTAL UNITED STATES			7,733,630,246
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		520,000	525,119
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		1,800,000	1,792,800
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		855,000	849,015

TOTAL UZBEKISTAN			3,166,934
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		172,000	24,481
Petroleos de Venezuela SA 5.375% (f)(s)		621,100	72,874
Petroleos de Venezuela SA 6% (d)(f)		4,107,669	486,060
Petroleos de Venezuela SA 6% (d)(f)		3,540,167	419,952

TOTAL VENEZUELA			1,003,367
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		1,700,778	1,647,968
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		2,322,000	2,293,439
First Quantum Minerals Ltd 8% 3/1/2033 (d)		2,085,000	2,069,038
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		725,000	734,969
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		6,175,000	6,483,751

TOTAL ZAMBIA			11,581,197
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,905,149,049)			10,547,844,770

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	21,855	449,994
DigitalBridge Group Inc Series I, 7.15%	26,000	538,200
		988,194
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc 6.25% (b)	40,700	834,350
Franklin BSP Realty Trust Inc 7.5%	34,000	685,780
MFA Financial Inc 7.5%	24,975	531,943
		2,052,073
TOTAL FINANCIALS		3,040,267

Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	12,600	316,260
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	30,100	692,300
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	289	4,552
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	12,600	295,092
TOTAL REAL ESTATE		1,308,204

TOTAL UNITED STATES		4,348,471
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,957,839)		4,348,471

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(s)		2,363,000	2,371,396
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(m)		3,005,000	3,053,782
TOTAL BRAZIL			5,425,178
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(m)		1,070,000	1,062,935
Banco de Credito e Inversiones SA 8.75% (b)(d)(m)		1,075,000	1,146,663
Banco del Estado de Chile 7.95% (b)(d)(m)		935,000	974,953

TOTAL CHILE			3,184,551
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(s)	EUR	6,840,000	6,938,065
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(s)	EUR	2,550,000	3,019,321
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(s)	EUR	9,000,000	10,105,047
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown Finance Sarl 7.875% (b)(m)		13,000,000	12,854,002
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(m)(s)	EUR	6,200,000	6,617,918
Grand City Properties SA 1.5% (b)(m)(s)	EUR	10,500,000	11,591,049
			31,062,969
TOTAL GERMANY			41,168,016
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(s)		2,030,000	2,001,051
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(m)		645,000	647,197
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (b)(m)(s)	EUR	3,600,000	4,206,743
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(m)		835,000	812,583
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(m)		2,633,000	2,668,760
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(m)		740,000	733,696
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		1,500,000	1,450,942
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		885,000	954,196
			5,807,594
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(m)		4,435,000	4,426,379
TOTAL MEXICO			10,233,973
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(m)		715,000	35,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(s)		1,225,000	1,197,428
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(s)	EUR	600,000	668,017
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(f)(m)(s)	EUR	5,240,000	4,097,301

TOTAL SWEDEN			4,765,318
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(m)(s)		15,540,000	932,400
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (b)(m)(s)		2,800,000	2,863,950
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC 3% (b)(m)(s)	EUR	9,250,000	10,505,926
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (b)(m)	GBP	645,000	883,020
Barclays PLC 8.875% (b)(m)(s)	GBP	1,600,000	2,295,301
HSBC Holdings PLC 7.05% (b)(m)		2,345,000	2,345,212
			5,523,533
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(m)(s)	GBP	2,040,000	2,219,357
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(m)(s)	GBP	3,300,000	4,403,998
TOTAL UNITED KINGDOM			22,652,814
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(m)		4,455,000	4,471,664
Energy Transfer LP Series G, 7.125% (b)(m)		1,395,000	1,405,588
Mesquite Energy Inc 7.25% (f)(m)		7,883,000	78,830
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(m)		10,303,000	10,275,221
			16,231,303
Financials - 0.0%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(d)(m)		3,530,000	3,585,001
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (b)(m)		3,804,000	3,330,951
Ally Financial Inc 4.7% (b)(m)		3,166,000	2,998,035
			6,328,986
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(m)		1,217,497	1,236,045
TOTAL FINANCIALS			11,150,032

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(m)		4,242,000	4,123,936
Aircastle Ltd 5.25% (b)(d)(m)		4,937,000	4,956,066
			9,080,002
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(m)		795,000	717,832
TOTAL UNITED STATES			37,179,169
TOTAL PREFERRED SECURITIES (Cost $175,260,428)			147,263,507

U.S. Government Agency - Mortgage Securities - 26.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.7%
Fannie Mae 2% 11/1/2051	20,185,971	15,814,362
Fannie Mae 2.5% 1/1/2052	3,841,458	3,154,171
Fannie Mae 2.5% 4/1/2052	11,964,078	9,920,756
Fannie Mae 2.5% 4/1/2052	5,536,048	4,574,987
Fannie Mae 2.5% 5/1/2052	12,468,951	10,261,472
Fannie Mae 2.5% 6/1/2052	23,269,406	19,295,268
Fannie Mae 3% 6/1/2052	9,361,972	8,112,935
Fannie Mae 3.5% 12/1/2036	2,990,313	2,853,293
Fannie Mae 3.5% 5/1/2036	2,298,101	2,223,332
Fannie Mae 3.5% 7/1/2047	178,187	161,725
Fannie Mae 4% 2/1/2050	330,779	306,740
Fannie Mae 5.5% 2/1/2055	16,281,121	16,251,794
Fannie Mae 6.5% 7/1/2054	117,183	121,662
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	9,785	10,059
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	2,582	2,652
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	1,354	1,378
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	3,610	3,692
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	11,315	11,672
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	2,347	2,413
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (b)(c)	4,004	4,113
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.65%, 7.379% 5/1/2035 (b)(c)	17,574	18,020
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	5,402	5,544
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (b)(c)	7,320	7,536
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.109% 6/1/2042 (b)(c)	13,778	14,306
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (b)(c)	19,154	19,850
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (b)(c)	4,196	4,313
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	32,728	33,977
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	8,718	9,001
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	68,676	71,483
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	3,402	3,534
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (b)(c)	519,178	540,434
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	6,693	6,941
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	23,021	23,982
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	6,361	6,622
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.631% 7/1/2041 (b)(c)	7,576	7,876
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	13,191	13,624
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	2,013	2,073
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	13,779	14,299
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	27,735	28,159
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	5,294	5,415
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	14,216	14,537
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (b)(c)	7,927	8,093
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.296% 7/1/2034 (b)(c)	13,046	13,318
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	9,833,956	8,673,504
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	9,275,859	8,155,177
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,282,116	1,882,825
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	32,613,500	24,122,683
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,964,855	1,457,609
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	8,219,782	7,249,810
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,793,873	6,874,160
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	4,281,098	3,775,909
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	157,444	138,865
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	107,719	95,008
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,860,060	1,537,185
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (x)	16,079,113	13,145,130
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	8,304,636	7,324,651
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	109,227	96,338
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,406,060	2,812,428
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,462,191	1,289,646
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	233,845	206,250
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	229,184	202,139
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,934,947	1,595,042
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	26,345,932	19,486,856
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	301,226	265,680
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	299,305	263,986
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	96,618	85,096
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,972,123	1,624,503
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	3,270,234	2,416,796
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	352,964	261,071
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,965,804	1,731,373
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	310,837	273,768
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	12,520,804	9,253,229
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	162,552	143,167
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	492,246	363,784
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	328,137	288,492
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	323,015	284,494
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	871,356	643,957
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	719,452	538,665
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	230,922	203,022
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	330,867	290,892
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	135,798	100,358
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	342,371	300,686
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	11,523,779	8,516,399
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,426,206	3,271,091
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,060,470	783,717
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	9,930,262	7,773,491
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	110,456	86,466
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	17,477,546	13,801,726
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	7,611,528	5,977,396
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	458,712	359,227
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	4,179,525	3,802,999
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	948,794	810,275
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,662,105	10,667,481
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,077	15,253
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,228,936	4,096,523
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,943,948	3,930,418
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	16,509,122	13,036,978
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,363,396	9,794,076
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,078,682	4,020,073
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	132,822	103,600
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	27,560	21,461
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	35,540,569	30,312,392
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	12,131,256	10,230,236
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,617,057	5,583,396
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	5,301,515	4,472,645
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	3,076,827	2,422,027
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,007,350	15,045,426
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	12,078,744	9,538,383
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,552,257	2,770,746
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,834,559	1,437,255
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,043,995	814,312
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	746,108	581,961
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	299,393	234,835
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	79,414	62,117
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	74,705	58,270
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	7,907,614	7,195,230
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	23,655,168	20,110,108
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,297,271	1,109,346
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,220	12,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	829,161	650,629
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	100,274	78,558
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,316,517	9,726,148
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,494,586	6,678,832
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,917,140	4,672,667
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,323,302	2,632,664
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,657,329	2,098,448
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	119,708	93,372
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	26,361	20,561
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	3,899,315	3,797,612
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,998,232	3,363,765
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,065,986	2,400,079
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,706,752	1,338,726
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	191,416	149,842
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	58,447	45,844
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	13,675	10,726
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	18,019,201	14,150,628
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,672,430	6,008,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,592	14,088
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,869,969	9,981,786
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	76,348,670	59,766,373
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,895,974	1,482,999
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	97,430	76,422
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,429,990	1,918,922
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,371,036	1,876,813
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,374,739	1,866,386
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,173,862	1,707,152
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,678,134	4,817,579
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,126,498	961,868
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	87,204,106	68,209,596
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	26,152,658	20,472,518
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	12,798,492	10,010,766
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,883,291	5,437,771
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	356,986	279,451
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	32,742	25,610
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	27,981,154	23,704,431
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	28,512,453	24,241,829
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	49,680,601	38,859,338
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	7,165,963	6,069,372
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	828,443	706,744
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,886,956	1,481,842
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	960,118	750,279
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	87,291	68,004
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,295,880	3,005,139
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	6,236,013	5,274,822
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,224,223	3,591,206
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	4,047,357	3,416,394
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (v)(w)	48,072,194	37,721,449
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,553,399	2,798,287
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,304,316	1,821,840
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,691,100	2,896,344
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,374,849	1,081,399
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	696,723	550,190
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	502,091	393,355
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	234,918	184,043
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	67,616	52,973
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	57,418	44,983
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,647,508	5,149,323
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	16,557,079	14,145,686
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	6,169,833	5,215,080
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	800,860	676,358
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	139,181	109,213
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,619,190	1,264,479
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	835,328	652,336
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	104,026	81,238
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,558,124	1,218,739
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	905,120	706,838
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,663,815	1,592,167
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	289,321	275,532
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	23,071	21,962
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	10,359,357	9,619,615
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	23,593,128	19,622,685
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,127,308	3,399,197
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	14,119,068	11,619,455
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,989,567	4,902,981
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,767,282	2,265,261
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,121,599	923,734
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,870,579	1,792,449
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,634,231	1,564,568
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	28,901	27,546
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,090,394	991,048
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	4,010,981	3,526,965
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	31,756,595	26,372,642
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	20,174,359	16,514,466
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,738,039	2,253,302
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,592,109	2,134,017
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,541,974	1,270,913
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,069,158	1,024,027
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	85,752	81,577
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,814	11,241
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	7,011	6,734
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,697,419	4,342,902
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,373,867	2,981,297
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	3,187,527	2,785,428
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	798,310	700,103
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	4,030,501	3,359,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,505,321	18,422,561
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	13,952,263	11,538,862
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,460,252	7,785,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,335,019	6,036,441
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,973,503	2,844,205
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	86,874	82,621
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	83,186	79,223
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	20,288	19,338
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	9,516,332	7,831,579
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,530,941	7,055,296
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,571,329	6,256,942
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	164,906	134,990
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	40,881	33,733
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	2,526,999	2,362,345
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	1,467,468	1,371,851
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	915,271	876,629
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	846,008	789,033
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,323,972	2,044,114
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	92,628	76,287
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	273,845	223,909
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,339,507	2,181,951
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,262,334	2,109,976
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	718,514	636,477
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,251,487	1,107,135
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	865,421	718,429
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,527,064	5,389,882
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,891,068	6,521,174
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,646,411	1,576,166
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,160,431	1,899,590
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	67,737	55,618
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	24,720,287	20,606,507
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,883,554	1,559,511
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,891,958	1,816,990
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	6,451,156	6,016,699
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	523,208	463,411
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,405,456	1,240,048
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,122,894	989,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,111,631	980,755
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	575,568	503,568
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	229,008	200,479
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	104,430	86,757
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,215,110	14,188,898
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,882,488	13,914,747
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,292,856	13,510,230
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	11,155,352	9,239,693
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,717,103	6,324,354
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,971,020	3,272,962
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	96,813	79,794
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	7,968,422	6,619,961
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	16,767,742	13,904,011
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	3,044,432	2,690,253
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	4,229,508	3,718,511
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,487,414	1,304,509
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,144,239	1,007,583
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	29,916,042	25,199,386
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	14,368,576	11,932,555
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,999,316	6,633,128
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	2,576,317	2,473,090
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	6,841,091	6,015,832
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	17,124,168	14,097,889
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,840,579	11,394,594
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,398,832	11,030,915
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,265,362	1,035,809
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	370,133	302,986
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	93,926	90,611
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	255,242	243,548
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	1,717,258	1,607,283
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,018,124	918,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	87,535	78,717
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	66,395	60,269
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,961	21,545
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,109	20,091
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,317	20,078
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,888	17,907
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,899	12,517
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	10,992,450	9,453,743
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,793,188	2,400,020
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	425,782	365,849
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	112,374	96,556
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	1,114,108	1,073,416
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	20,076	18,082
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,048,210	924,085
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	12,560,006	10,923,551
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	64,710	56,137
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	13,795,711	11,866,764
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,068,514	3,495,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,523,772	1,307,381
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	180,377	174,050
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	231,982	224,065
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,160,303	1,127,387
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	1,179,124	1,105,823
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	197,304	185,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	584,186	527,414
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	482,113	434,864
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,332	16,531
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,345,686	1,186,335
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,294,868	1,141,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,133,751	1,836,405
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	12,244,364	10,547,636
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,583,580	6,532,707
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,134,007	4,416,159
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,713,543	1,473,684
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,461,073	1,253,587
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	141,956	122,861
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	102,362	88,594
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,034,005	2,940,144
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	3,023,054	2,876,992
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	859,642	818,913
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	283,905	270,898
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,529	7,679
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,377	6,652
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,958	5,377
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	19,891,451	17,119,507
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,527,242	3,889,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,300,412	2,843,066
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,605,152	2,240,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,569,713	1,346,799
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	446,860	383,402
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,999,596	1,949,033
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	2,474,239	2,385,583
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	793,973	772,130
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	1,632,350	1,522,711
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	920,217	858,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	172,421	155,283
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	162,431	146,212
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	145,391	130,530
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	92,462	83,668
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,610	11,302
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,552	5,016
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,257	4,748
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,796,234	5,019,301
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	23,390,291	20,097,881
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	10,824,075	9,270,039
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,442,412	6,392,495
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (w)	4,964,047	4,263,758
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,515,673	3,020,808
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,039,091	1,747,290
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	94,244	80,949
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	33,461	28,751
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	1,723,973	1,662,199
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	857,502	829,899
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	323,119	312,170
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,287,812	2,134,148
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	2,205,714	2,057,565
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	267,174	241,011
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	12,112	10,907
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	478,272	421,637
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	93,184	82,033
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,666,755	11,809,224
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,056,955	5,204,380
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,398	10,258
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,923,003	4,344,656
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	44,375,541	38,455,135
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,802,937	10,220,859
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,853,542	5,030,513
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	111,373	108,461
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	208,511	199,153
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	866,168	778,738
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	175,396	158,058
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	49,954	44,969
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,075	24,169
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	14,454	13,076
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,565	12,152
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	89,198	79,143
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	432,497	381,553
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,498,666	1,297,783
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,106	36,046
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,901	9,774
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,822	6,978
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,925,324	5,960,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	2,237,977	2,160,833
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,330,119	2,267,586
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	160,857	145,454
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	83,744	73,383
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,744,742	8,429,411
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	320,774	273,968
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	10,838	9,328
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	8,601,508	7,417,642
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,311,935	2,232,928
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	128,554	117,440
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	6,921	6,179
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	202,216	181,387
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,884	9,762
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	203,799	179,666
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	62,554	55,147
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	29,583,924	25,581,485
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	16,355,516	14,117,206
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,544,401	3,921,064
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	641,616	551,904
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	306,831	296,428
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	253,844	245,098
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,906,722	4,754,898
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	181,720	169,173
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	405,056	365,470
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	85,391	76,662
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,152	27,902
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,195	11,829
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	143,180	132,731
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	2,963	2,745
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	350,013	323,787
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	34,732	31,556
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,409,768	3,998,243
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	205,027	185,701
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	107,334	97,217
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	72,033	65,244
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,581	63,929
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,418,487	3,108,016
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	12,272,654	11,344,117
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	759,821	680,603
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	585,183	522,527
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	19,054	17,767
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,120,475	1,036,953
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	342,422	316,774
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	99,338	91,904
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	17,571	16,223
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,036,976	942,149
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	696,926	633,412
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,210,748	2,922,154
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	64,123,462	58,399,886
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	572,937	555,304
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	61,158	56,472
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	41,761	38,426
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	4,043,467	3,674,971
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	2,810,741	2,719,844
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,206	15,117
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,732	1,610
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,052,888	1,903,289
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	86,737	80,398
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	33,198	30,664
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	68,659	62,509
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,314,637	3,060,815
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,201,630	1,089,492
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	748,260	678,432
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,163,612	1,953,588
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,896,400	1,829,738
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	46,365	42,891
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	45,409	41,128
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,434,682	1,282,862
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	220,434	203,557
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	20,788,994	18,589,078
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,118,763	5,463,620
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,723,441	1,531,370
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	511,184	471,509
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,109	9,338
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,895,089	1,721,790
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	37,886,821	33,699,999
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	184,333	163,963
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	238,973	220,258
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,760,950	4,321,116
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,709,804	1,555,052
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	336,037	298,902
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	145,474	129,398
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,377	13,304
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	659,769	608,383
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	12,024	11,119
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,813,961	1,611,802
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	66,442	61,065
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	15,934	14,472
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,881,823	3,523,206
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	652,963	592,640
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	122,098	110,818
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	95,040	86,260
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	89,356	81,101
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	68,279	61,971
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	29,474	26,751
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	8,336,323	7,714,349
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	17,332,180	15,476,402
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	11,043,274	9,940,231
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	2,866,584	2,769,402
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,015	942
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	427,872	396,414
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	148,764	138,114
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	425,163	394,136
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	87,109	80,538
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,437,245	3,126,144
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,747,730	1,589,545
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,280,450	1,162,157
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	89,984	81,671
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	20,544	18,338
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	33,613	29,867
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	261,620	241,952
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	230,753	213,676
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	25,020	23,153
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,476	19,028
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,844,627	8,052,403
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,071,771	1,885,553
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,868,034	4,345,286
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	813,052	775,772
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	85,070	81,027
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	82,043	78,148
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	31,672	30,190
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	25,365	24,191
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,968	23,843
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	21,393	20,384
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,441	14,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,596	10,098
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,983	6,634
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,975	3,843
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	719,612	686,299
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	12,184	11,548
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,908	4,808
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,385,515	1,317,558
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	50,844	48,146
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,537	9,049
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,580,646	3,364,067
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	10,685,738	9,922,527
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	826,532	771,438
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	212,759	203,310
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	66,219	62,947
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	51,760	49,418
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	47,782	45,767
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	25,047	23,936
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,053,573	1,003,312
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	696,680	663,317
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	40,511	38,472
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,853	12,246
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,083	3,951
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	50,488	47,992
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	30,976	29,354
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,084,844	1,032,036
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	4,434,045	4,186,109
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,696,480	3,475,206
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	34,288	32,096
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	704,299	661,038
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	29,316,517	27,204,312
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	376,218	345,379
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,637,863	1,563,055
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	230,746	220,660
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	98,383	94,179
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,497	83,339
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	82,363	78,335
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	77,657	74,017
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,230	71,810
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,961	71,634
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	67,761	64,625
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	63,248	60,114
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	59,410	56,655
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,495	51,837
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	50,796	48,466
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,539	37,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,718	34,890
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,176	31,763
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,853	31,310
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	27,755	26,297
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,829	24,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,606	21,746
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,744	9,299
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,700	8,266
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,935	1,840
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	629,109	599,272
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	342,792	326,447
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	294,713	280,352
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	14,149	13,413
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	21,366	20,433
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	18,970	18,053
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	12,257,109	11,408,478
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,135,293	1,059,617
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	128,896	120,345
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	199,098	189,736
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	164,866	157,367
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	25,597	24,410
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	23,341	22,268
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	14,586	13,880
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,761	11,288
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,410	9,952
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,043	9,580
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,662	9,225
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,037	8,667
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,711	8,331
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,724	8,315
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,712	7,289
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,038	5,745
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,419	5,178
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,434	4,237
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,603	2,491
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,847	1,764
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	232,525	221,141
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	123,864	117,774
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	101,030	96,258
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	27,743	26,386
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	18,942	18,039
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	99,168	93,447
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	960,493	902,397
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	67,596	63,233
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	329,416	307,947
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	671,658	626,886
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	674,103	643,307
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	101,848	97,112
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	31,286	30,046
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	31,444	29,989
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	17,974	17,104
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,172	10,683
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	534,812	508,335
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	50,441	47,844
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	23,864	22,850
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,905	8,486
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,474	8,047
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	80,493	76,161
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	12,824	11,989
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	549,946	513,288
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	22,465	21,698
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	88,579	84,370
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	42,012	40,069
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	38,313	36,392
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	32,140	30,529
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	22,949	21,798
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,848	20,825
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,943	18,149
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,839	16,060
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,120	14,439
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,723	7,364
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,362	5,119
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	340,364	323,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	43,752	41,665
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	39,050	37,159
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,984	27,445
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	27,011	25,653
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,858	22,673
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,668	19,641
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	106,271	99,963
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	486,188	457,084
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	290,927	276,732
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	213,458	203,068
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	100,994	96,086
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	56,091	53,269
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	42,224	40,015
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	41,689	39,572
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	14,304	13,588
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,498	12,803
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,075	5,814
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	67,146	63,530
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	26,801,414	25,266,379
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	138,761	129,717
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,822,009	1,704,402
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	429,319	401,339
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	420,153	392,771
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	1,544,987	1,425,755
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	6,637,033	6,153,143
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	126,180	117,769
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	78,100	73,206
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,965,348	1,838,488
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	765,127	714,783
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	4,297,131	3,992,901
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	40,285	37,045
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	130,164	124,183
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	6,513,968	6,016,658
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	6,309,814	5,828,090
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,164,078	2,064,291
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	4,634	4,449
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,242	9,718
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	19,052	17,858
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	646,913	607,582
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,030,845	964,306
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	137,805	128,619
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	39,697	38,123
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,697	7,377
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,723	2,605
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	232,911	218,023
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	141,012	131,998
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	27,971	26,165
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	882,972	810,870
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	189,094	180,950
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	50,330	47,933
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	18,924	18,025
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	44,635	42,467
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	20,222	19,182
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,089	16,231
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,655	11,156
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,793	4,568
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	755,209	708,821
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	875,603	817,511
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	96,262	89,905
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,419,629	1,324,556
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	36,219	35,835
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,875	3,831
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,836	2,805
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	62,451	61,793
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	5,061	5,002
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,791	4,737
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,425	2,397
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,059	1,050
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	839,060	804,404
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	53,239	52,730
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	41,018	40,633
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	12,034	11,914
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	861	855
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	18,275	18,108
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	20,076	19,732
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	24,444	24,042
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	230,639	221,113
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	201,717	193,386
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	18,877	18,657
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	13,389	13,236
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,866	4,812
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	13,723	13,601
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	726,337	714,809
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	41,728	41,055
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	31,249	30,713
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	13,792	13,564
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	100,848	99,153
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	54,078	53,151
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,901	5,826
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,062	3,986
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	10,492	10,314
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,013	5,871
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	166,043	159,185
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	112,591	107,940
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,253	5,968
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	10,644,505	10,077,615
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	52,036	51,538
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	1,006	996
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	18,851	18,635
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	752	744
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	483	478
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,924	1,899
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,612	1,593
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,194	8,121
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	200,229	197,101
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	92,062	90,439
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	39,336	38,703
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,875	8,711
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,692	8,550
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,698	8,544
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,520	6,410
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	16,054	15,541
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,423	2,349
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,123,840	8,758,398
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,909,637	2,768,319
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	5,650	5,588
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,910	2,878
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,095,388	1,077,002
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	71,672	70,284
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,624	5,524
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,590	1,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,401,472	4,276,070
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,950,924	1,918,145
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,415,473	1,390,856
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	69,613	66,847
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	83,440	79,941
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	27,753	26,589
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	32,921	32,609
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	29,086	28,743
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	15,906	15,720
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	94,810	93,859
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	21,793	21,569
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,512	1,499
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,477,506	4,405,840
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,380,388	1,357,550
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	108,870	104,544
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	26,737	25,674
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	21,323	20,509
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	236,805	226,876
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	41,151	40,739
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	27,534	27,250
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	25,731	25,494
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,263	22,036
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	21,055	20,829
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	18,327	18,149
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,314	12,179
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	8,350	8,272
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	798,979	790,818
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	491,688	486,799
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	136,980	135,655
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	86,989	85,558
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	7,423	7,308
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	880	867
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	20,131	19,737
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,973	6,835
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,297	4,230
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,388	3,324
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	110,106	105,641
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	73,250	70,339
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,724	58,311
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	26,099	25,062
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	289,347	277,124
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	134,880	129,435
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	124,184	119,093
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	39,253	38,845
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	35,483	35,095
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	30,933	30,637
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	28,037	27,751
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	27,752	27,484
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,295	23,061
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,182	18,991
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,167	17,970
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,278	17,121
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,609	16,440
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,432	15,261
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,515	14,358
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,857	12,732
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,237	12,106
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,730	10,616
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,897	9,807
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,070	6,993
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,442	4,402
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,693	3,662
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	836	828
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	28,265	27,999
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,885,059	3,818,077
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,310	3,259
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	9,045	8,895
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	100,823	96,816
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	39,850	38,328
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	18,242	17,545
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	15,913	15,280
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	205,807	197,049
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	108,442	103,828
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	74,849	71,781
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	28,034	27,798
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	13,409	13,273
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	39,453	39,050
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	27,961	27,671
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	26,605	26,345
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	11,599	11,479
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	8,561	8,475
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,476	4,427
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,345	2,310
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	961,864	944,926
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	375	372
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	83,818	81,430
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	62,011	59,721
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	151,293	145,139
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,568	29,315
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,907	18,185
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	47,488	44,899
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	28,418	28,158
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	15,179	15,024
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,871	4,826
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,652	4,616
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,374	2,355
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	267,192	263,044
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	42,191	41,543
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,337	10,176
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,921	6,812
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,494	2,455
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,864	1,834
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,697	1,669
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,861	7,713
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	77,413	74,555
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	90,465	86,756
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	54,247	53,704
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,176	46,741
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	46,765	46,344
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	44,867	44,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	44,740	44,296
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,853	37,504
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,634	36,286
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,059	35,697
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,043	33,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,633	31,333
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,564	31,247
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,313	30,012
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,230	28,965
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,403	27,154
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,959	25,741
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,131	22,908
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,982	20,770
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,110	18,927
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,489	18,320
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,915	17,740
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,568	14,435
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,791	13,661
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,206	12,106
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,878	11,766
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,515	10,421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,306	10,209
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,544	6,485
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,568	5,513
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,044	4,998
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	613	608
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,742	2,699
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,718	2,672
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,524	2,485
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,533	10,339
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,829	6,726
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,105	4,033
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	10,299,794	9,855,064
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	38,360,684	36,536,500
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	61,343	60,739
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	59,095	58,551
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	57,130	56,614
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	56,067	55,495
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,291	44,857
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	39,256	38,881
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,661	36,317
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,931	35,606
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,614	34,258
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,995	32,682
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,457	30,155
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,017	27,761
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,557	27,295
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,507	23,277
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,479	23,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,076	16,914
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,057	16,882
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,122	15,957
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,901	15,771
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,450	13,324
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,422	12,295
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,786	11,671
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,041	9,938
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,477	7,408
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,466	6,408
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	82,846	82,011
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	76,828	75,984
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	3,815	3,773
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	357,392	351,390
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	14,502	14,284
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,665	3,596
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	469,983	462,031
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	39,299	37,701
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,663	10,222
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	26,058	26,128
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,639,063	8,462,565
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,158,137	5,052,756
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	14,135	14,210
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,069,477	1,075,277
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,063,523	4,928,428
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,500,852	4,421,557
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,440,565	2,390,704
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,534,099	1,502,277
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	611,950	594,667
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	151,645	147,741
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	8,678,564	8,438,882
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,669,098	1,634,476
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	345,907	337,111
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,553,594	1,562,026
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	988,831	994,393
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	19,976,157	19,759,999
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	484,422	486,776
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,784	5,817
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	120,016	119,917
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	23,772	23,708
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,511	3,529
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	5,747,456	5,673,140
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	32,654	32,815
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,206	11,260
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,336	4,358
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,003	2,013
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	168,791	169,785
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	133,368	133,258
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	9,864,702	9,917,922
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	759,683	763,783
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,742	1,751
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	95,449	95,370
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	107,738	108,299
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	82,906	83,337
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	58,194	58,497
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,395	5,423
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	30,892	31,046
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	28,368	28,511
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	202,860	202,440
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	95,027	94,949
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	4,448	4,471
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	292,676	292,436
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	78,769	78,606
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,503	10,494
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	641,447	633,554
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	388,234	383,457
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	301,548	297,837
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (b)	393,770	395,114
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	1,383	1,396
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	908,117	921,153
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	351,324	356,367
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	11,643,082	11,631,933
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	8,476,016	8,497,035
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	8,352,888	8,290,073
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,776	1,818
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,367	1,399
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,484,824	1,506,139
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	15,236,267	15,116,928
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,971,705	1,965,504
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	804,533	813,568
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	804	819
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	301,876	305,266
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	72,956	73,775
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	53,942	54,548
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	13,810,107	13,714,885
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	360,254	365,988
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	298,741	302,096
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	8,691,666	8,680,627
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	17,445,597	17,428,891
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,945,299	6,938,648
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,518,122	4,525,091
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	8,307,655	8,247,777
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	12,143,809	12,132,180
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,623,572	8,604,535
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	212,757	215,844
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	15,427,098	15,450,893
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	8,646,490	8,638,210
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	21,837,511	21,673,290
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	267	270
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	3,024	3,072
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)	203	206
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(c)	2,899	2,947
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	2,366	2,406
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (b)(c)	1,309	1,329
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	1,520	1,547
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	2,650	2,725
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	5,447	5,686
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	1,009	1,052
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	109,776	115,017
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	7,349	7,713
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	102,476	107,507
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	8,185	8,590
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	88,549	92,097
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	40,120	41,753
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	6,220	6,502
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,637	5,891
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,971	4,154
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,103	1,149
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	992	1,031
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	645	674
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	629	658
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	482	503
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	101,390	106,089
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	16,160	16,935
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	7,579,644	7,763,911
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	116,090	120,674
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	33,841	35,255
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	13,609	14,152
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,574	2,693
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,343	1,405
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	793	828
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	440	460
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	16,374	17,165
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	33,259,009	33,901,268
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (v)	16,775,093	17,052,693
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,836,599	3,926,273
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,436,284	1,471,650
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	544,088	557,995
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	39,704	41,638
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	131,883	136,856
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	19,317	20,250
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	15,981,703	16,321,537
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	11,886,464	12,217,222
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	51,977	53,986
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	36,784	38,597
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,954	3,101
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	5,650,275	5,718,775
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	8,578,935	8,785,485
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	21,277,032	21,534,980
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,595	1,653
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,132	2,226
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	6,256	6,544
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	127,995	134,190
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	21,619,858	21,881,963
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	12,514,379	12,792,216
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	5,265	5,475
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,490	4,693
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,575	2,683
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	228	237
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	126	130
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	63,445	66,263
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	8,994,577	9,182,323
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	6,568,570	6,697,467
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	22,987,778	23,266,465
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	8,051	8,391
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,912	6,167
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	856	892
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	649	676
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	609	634
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	231	234
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	17,209	18,061
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	30,805,953	31,559,212
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	234,682	246,158
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	19,093,324	19,432,198
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,459,259	16,843,966
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	13,086,040	13,244,686
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,375	4,559
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	3,040	3,166
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,889	3,012
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,529	2,640
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	398	415
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	131	136
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	242,911	252,142
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	25,922,759	26,228,927
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	5,655	5,783
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	7,181	7,474
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,575	4,772
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,061	2,156
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,110	1,160
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	907	944
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	124	128
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	9,291	9,738
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	4,812,459	4,906,895
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	21,475,432	21,729,074
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,054,121	6,206,977
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	715	752
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	387	408
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,731	8,159
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	32,777,456	33,697,497
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	16,555	17,464
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	9,642,865	9,992,636
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	15,100	15,690
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	155,375	161,861
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,128	1,192
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	91,901	95,485
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	498	525
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,406	2,541
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,554,925	2,625,842
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	96	101
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	720	763
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,181	1,233
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	10,051,599	10,438,968
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	7,434,325	7,642,421
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	43,131	44,816
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,156	8,471
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	17,722	18,491
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	549	579
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	12,991,907	13,508,830
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,296,225	9,556,437
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	4,262	4,498
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	975	1,029
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	131,320	136,743
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	103,221	107,439
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	24,426	25,444
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	172,180	178,955
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	411	433
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	161	169
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	7,765,021	8,051,530
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (b)	138,933	143,498
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	884	889
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	40	42
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	119	124
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,286	1,344
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	207	218
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	10	10
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	10	10
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	692	696
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	95	99
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	91	91
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	36	37
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	532	554
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	185	193
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	146	153
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	189	199
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	345	366
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	295	308
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	29	29
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	79	79
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	100	104
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	63	65
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	150	156
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	111	115
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	89	93
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	1,132	1,181
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	432	435
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,346	1,404
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	483	507
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	220	232
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	57	57
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	519	541
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	301	314
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	217	226
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,216	1,268
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	538	561
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	36	37
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	805	840
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	272	283
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,644	1,741
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	41	41
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	7,036	7,391
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	411	433
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	205	215
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	137	144
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	316	316
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	71	74
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	200	209
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	536	567
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	365	386
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	57	60
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	24	24
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	4,384	4,573
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	101	106
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	10,254	10,695
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	587	616
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	274	289
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	106	111
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,913	1,995
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,257	1,311
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	5,750	6,073
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,689	2,805
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,212	1,268
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,021	1,080
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	113	113
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,996	2,082
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	37	39
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	909	948
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	160	167
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	351	368
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	138	144
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	836	879
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	792	837
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	197	207
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	155	163
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,900	3,107
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	18	18
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	16	16
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,090	1,096
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	841	877
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	221	231
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	565	589
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	220	229
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	80	83
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	682	712
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	79	83
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	10,244	10,824
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,589	2,734
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,234	1,242
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	152	158
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	597	623
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	456	475
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	347	362
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	93	97
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,653	1,724
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	2,747	2,872
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	248	259
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	209	218
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	116	122
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,108	2,230
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	754	763
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	824	843
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	784	800
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	403	410
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	297	304
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	280	286
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	256	262
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	77	79
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	70	71
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	67	67
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	277	284
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	52	54
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,959	2,051
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	265	276
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	493	505
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	367	374
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	253	256
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	224	228
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	150	153
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	44	44
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	251	256
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	137	142
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	651	684
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	254	261
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	195	199
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	60	61
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	489	500
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	189	197
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	936	990
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	315	319
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	255	259
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	131	135
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	852	887
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	586	618
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	329	329
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,121	1,142
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	198	204
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	355	361
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	247	253
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	890	907
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	75	76
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	142	145
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	94	97
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	284	286
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	381	387
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	536	552
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	184	187
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	156	158
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	158	163
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	127	130
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	110	113
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	673	701
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	244	252
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	10,794	11,064
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	233	245
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	140	142
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	584	598
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	172	174
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	766	797
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	395	410
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	48	51
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,767	6,123
Freddie Mac Gold Pool 1.5% 1/1/2036	5,576,632	4,918,563
Freddie Mac Gold Pool 1.5% 1/1/2051	32,328,782	23,912,091
Freddie Mac Gold Pool 1.5% 11/1/2035	6,277,741	5,536,938
Freddie Mac Gold Pool 1.5% 11/1/2035	388,121	342,321
Freddie Mac Gold Pool 1.5% 11/1/2050	316,931	236,994
Freddie Mac Gold Pool 1.5% 12/1/2035	8,140,621	7,179,990
Freddie Mac Gold Pool 1.5% 12/1/2040	1,131,125	933,960
Freddie Mac Gold Pool 1.5% 12/1/2050	225,842	168,879
Freddie Mac Gold Pool 1.5% 12/1/2050	71,356	53,426
Freddie Mac Gold Pool 1.5% 2/1/2036	7,730,268	6,818,061
Freddie Mac Gold Pool 1.5% 2/1/2036	285,689	251,977
Freddie Mac Gold Pool 1.5% 2/1/2041	3,504,339	2,888,441
Freddie Mac Gold Pool 1.5% 2/1/2051	32,836,112	24,287,339
Freddie Mac Gold Pool 1.5% 3/1/2036	180,454	159,160
Freddie Mac Gold Pool 1.5% 3/1/2041	1,979,181	1,629,995
Freddie Mac Gold Pool 1.5% 3/1/2051	84,910	63,574
Freddie Mac Gold Pool 1.5% 4/1/2036	310,119	273,136
Freddie Mac Gold Pool 1.5% 4/1/2041	7,438,145	6,128,119
Freddie Mac Gold Pool 1.5% 4/1/2041	2,827,095	2,326,506
Freddie Mac Gold Pool 1.5% 4/1/2051	18,455,704	13,639,287
Freddie Mac Gold Pool 1.5% 4/1/2051	3,519,417	2,600,949
Freddie Mac Gold Pool 1.5% 5/1/2036	319,781	281,645
Freddie Mac Gold Pool 1.5% 6/1/2036	322,979	284,463
Freddie Mac Gold Pool 1.5% 6/1/2051	202,180	151,375
Freddie Mac Gold Pool 1.5% 6/1/2051	55,556	41,057
Freddie Mac Gold Pool 1.5% 7/1/2035	1,753,379	1,553,048
Freddie Mac Gold Pool 1.5% 7/1/2036	262,779	231,031
Freddie Mac Gold Pool 1.5% 8/1/2035	5,223,161	4,626,391
Freddie Mac Gold Pool 1.5% 8/1/2036	197,028	173,224
Freddie Mac Gold Pool 2% 1/1/2051	1,533,398	1,202,752
Freddie Mac Gold Pool 2% 1/1/2051	231,226	181,005
Freddie Mac Gold Pool 2% 1/1/2052	2,773,994	2,161,103
Freddie Mac Gold Pool 2% 1/1/2052	1,240,789	967,810
Freddie Mac Gold Pool 2% 10/1/2041	18,423	15,546
Freddie Mac Gold Pool 2% 10/1/2050	3,010,532	2,358,551
Freddie Mac Gold Pool 2% 10/1/2050	104,007	81,483
Freddie Mac Gold Pool 2% 10/1/2050	13,681	10,761
Freddie Mac Gold Pool 2% 10/1/2051	16,455,805	12,938,308
Freddie Mac Gold Pool 2% 10/1/2051	2,693,827	2,127,270
Freddie Mac Gold Pool 2% 10/1/2051	2,265,955	1,793,636
Freddie Mac Gold Pool 2% 10/1/2051	821,996	649,116
Freddie Mac Gold Pool 2% 10/1/2051	129,475	101,516
Freddie Mac Gold Pool 2% 10/1/2051	118,785	92,763
Freddie Mac Gold Pool 2% 11/1/2041	4,766,165	4,017,052
Freddie Mac Gold Pool 2% 11/1/2041	4,047,163	3,413,283
Freddie Mac Gold Pool 2% 11/1/2050	34,919,012	27,356,717
Freddie Mac Gold Pool 2% 11/1/2050	248,371	194,582
Freddie Mac Gold Pool 2% 11/1/2050	158,864	124,459
Freddie Mac Gold Pool 2% 11/1/2050	18,775	14,732
Freddie Mac Gold Pool 2% 11/1/2051	23,913,504	18,801,892
Freddie Mac Gold Pool 2% 11/1/2051	10,698,007	8,407,920
Freddie Mac Gold Pool 2% 11/1/2051	9,462,724	7,380,885
Freddie Mac Gold Pool 2% 11/1/2051	3,261,793	2,555,397
Freddie Mac Gold Pool 2% 11/1/2051	3,004,261	2,372,414
Freddie Mac Gold Pool 2% 11/1/2051	2,738,244	2,135,819
Freddie Mac Gold Pool 2% 11/1/2051	1,727,748	1,347,636
Freddie Mac Gold Pool 2% 11/1/2051	1,190,218	939,895
Freddie Mac Gold Pool 2% 11/1/2051	927,729	723,624
Freddie Mac Gold Pool 2% 11/1/2051	724,652	572,246
Freddie Mac Gold Pool 2% 11/1/2051	31,342	24,447
Freddie Mac Gold Pool 2% 12/1/2035	991,747	900,232
Freddie Mac Gold Pool 2% 12/1/2051	11,242,732	8,878,198
Freddie Mac Gold Pool 2% 12/1/2051	2,043,472	1,613,696
Freddie Mac Gold Pool 2% 12/1/2051	959,458	757,668
Freddie Mac Gold Pool 2% 12/1/2051	928,770	729,951
Freddie Mac Gold Pool 2% 12/1/2051	917,195	720,281
Freddie Mac Gold Pool 2% 12/1/2051	368,340	288,570
Freddie Mac Gold Pool 2% 12/1/2051	138,738	108,215
Freddie Mac Gold Pool 2% 12/1/2051	47,381	36,913
Freddie Mac Gold Pool 2% 2/1/2041	2,556,387	2,170,576
Freddie Mac Gold Pool 2% 2/1/2042	1,215,604	1,022,404
Freddie Mac Gold Pool 2% 2/1/2051	17,783,326	13,920,936
Freddie Mac Gold Pool 2% 2/1/2051	16,497,490	13,099,969
Freddie Mac Gold Pool 2% 2/1/2051	447,331	350,174
Freddie Mac Gold Pool 2% 2/1/2051	127,264	99,703
Freddie Mac Gold Pool 2% 2/1/2052	30,011,647	23,568,395
Freddie Mac Gold Pool 2% 2/1/2052	13,279,018	10,436,422
Freddie Mac Gold Pool 2% 3/1/2041	2,681,838	2,290,500
Freddie Mac Gold Pool 2% 3/1/2051	29,699,759	23,249,218
Freddie Mac Gold Pool 2% 3/1/2051	7,611,073	5,972,282
Freddie Mac Gold Pool 2% 3/1/2051	1,537,169	1,202,348
Freddie Mac Gold Pool 2% 4/1/2041	17,105	14,504
Freddie Mac Gold Pool 2% 4/1/2042	16,195,295	13,760,750
Freddie Mac Gold Pool 2% 4/1/2051	5,804,865	4,540,468
Freddie Mac Gold Pool 2% 4/1/2051	1,805,808	1,412,473
Freddie Mac Gold Pool 2% 4/1/2052	3,691,346	2,914,994
Freddie Mac Gold Pool 2% 5/1/2041	2,372,421	2,009,275
Freddie Mac Gold Pool 2% 5/1/2051	29,816,654	23,322,088
Freddie Mac Gold Pool 2% 5/1/2051	12,803,848	10,146,996
Freddie Mac Gold Pool 2% 5/1/2051	2,696,661	2,110,969
Freddie Mac Gold Pool 2% 5/1/2051	1,520,282	1,201,017
Freddie Mac Gold Pool 2% 5/1/2051	1,350,782	1,059,514
Freddie Mac Gold Pool 2% 5/1/2051	569,053	446,349
Freddie Mac Gold Pool 2% 5/1/2051	25,764	20,152
Freddie Mac Gold Pool 2% 6/1/2041	3,955,418	3,349,606
Freddie Mac Gold Pool 2% 6/1/2050	122,487,610	96,190,538
Freddie Mac Gold Pool 2% 6/1/2050	10,968,882	8,672,226
Freddie Mac Gold Pool 2% 6/1/2051	89,914	70,329
Freddie Mac Gold Pool 2% 6/1/2052	2,181,961	1,703,966
Freddie Mac Gold Pool 2% 7/1/2041	15,475,193	13,169,787
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2050	300,625	235,895
Freddie Mac Gold Pool 2% 7/1/2050	112,558	88,393
Freddie Mac Gold Pool 2% 7/1/2051	866,205	684,028
Freddie Mac Gold Pool 2% 8/1/2051	2,374,966	1,860,627
Freddie Mac Gold Pool 2% 8/1/2051	824,424	643,820
Freddie Mac Gold Pool 2% 8/1/2051	56,216	43,901
Freddie Mac Gold Pool 2% 8/1/2051	39,738	31,033
Freddie Mac Gold Pool 2% 8/1/2052	3,252,386	2,536,847
Freddie Mac Gold Pool 2% 8/1/2052	57,473	44,775
Freddie Mac Gold Pool 2% 9/1/2050	67,538,356	52,996,221
Freddie Mac Gold Pool 2% 9/1/2050	560,185	438,867
Freddie Mac Gold Pool 2% 9/1/2050	75,178	58,991
Freddie Mac Gold Pool 2% 9/1/2051	4,223,073	3,342,808
Freddie Mac Gold Pool 2% 9/1/2051	27,885	21,706
Freddie Mac Gold Pool 2.5% 1/1/2033	38,135	36,356
Freddie Mac Gold Pool 2.5% 1/1/2041	5,269,275	4,634,235
Freddie Mac Gold Pool 2.5% 1/1/2042	4,771,403	4,163,583
Freddie Mac Gold Pool 2.5% 1/1/2051	18,350	15,112
Freddie Mac Gold Pool 2.5% 1/1/2052	3,935,664	3,252,431
Freddie Mac Gold Pool 2.5% 10/1/2041	2,335,398	2,042,113
Freddie Mac Gold Pool 2.5% 10/1/2050	3,959,743	3,279,754
Freddie Mac Gold Pool 2.5% 10/1/2051	4,401,110	3,621,946
Freddie Mac Gold Pool 2.5% 11/1/2031	1,395,141	1,335,611
Freddie Mac Gold Pool 2.5% 11/1/2032	121,475	115,861
Freddie Mac Gold Pool 2.5% 11/1/2041 (y)	18,106,465	15,904,389
Freddie Mac Gold Pool 2.5% 11/1/2041	1,092,739	958,299
Freddie Mac Gold Pool 2.5% 11/1/2041	947,125	832,254
Freddie Mac Gold Pool 2.5% 11/1/2050	20,865,674	17,354,229
Freddie Mac Gold Pool 2.5% 11/1/2051	25,245,035	20,775,702
Freddie Mac Gold Pool 2.5% 11/1/2051	4,170,681	3,414,064
Freddie Mac Gold Pool 2.5% 12/1/2050	3,018,614	2,507,787
Freddie Mac Gold Pool 2.5% 12/1/2051	7,144,657	5,879,780
Freddie Mac Gold Pool 2.5% 12/1/2051	2,541,677	2,080,583
Freddie Mac Gold Pool 2.5% 2/1/2035	2,067,335	1,928,109
Freddie Mac Gold Pool 2.5% 2/1/2042	3,448,275	3,026,973
Freddie Mac Gold Pool 2.5% 2/1/2051	14,148,795	11,754,456
Freddie Mac Gold Pool 2.5% 2/1/2051	12,906,226	10,629,399
Freddie Mac Gold Pool 2.5% 2/1/2051	40,294	33,185
Freddie Mac Gold Pool 2.5% 3/1/2033	829,749	790,684
Freddie Mac Gold Pool 2.5% 3/1/2050	3,814,414	3,149,846
Freddie Mac Gold Pool 2.5% 3/1/2051	12,165,548	10,019,386
Freddie Mac Gold Pool 2.5% 4/1/2033	353,091	335,975
Freddie Mac Gold Pool 2.5% 4/1/2042	32,999,510	28,754,616
Freddie Mac Gold Pool 2.5% 4/1/2042	706,573	617,932
Freddie Mac Gold Pool 2.5% 4/1/2047	4,629,949	3,842,103
Freddie Mac Gold Pool 2.5% 4/1/2052	7,999,993	6,626,189
Freddie Mac Gold Pool 2.5% 4/1/2052	500,070	414,664
Freddie Mac Gold Pool 2.5% 5/1/2033	94,293	89,712
Freddie Mac Gold Pool 2.5% 5/1/2035	6,254,271	5,833,073
Freddie Mac Gold Pool 2.5% 5/1/2041	7,381,754	6,523,569
Freddie Mac Gold Pool 2.5% 5/1/2051	25,983,627	21,562,173
Freddie Mac Gold Pool 2.5% 5/1/2051	4,354,341	3,641,968
Freddie Mac Gold Pool 2.5% 5/1/2052	22,464,251	18,578,484
Freddie Mac Gold Pool 2.5% 6/1/2031	1,649,466	1,586,001
Freddie Mac Gold Pool 2.5% 6/1/2040	577,365	512,591
Freddie Mac Gold Pool 2.5% 6/1/2041	837,454	736,858
Freddie Mac Gold Pool 2.5% 7/1/2036	2,935,111	2,724,603
Freddie Mac Gold Pool 2.5% 7/1/2051	9,266,979	7,664,017
Freddie Mac Gold Pool 2.5% 7/1/2051	8,012,150	6,626,244
Freddie Mac Gold Pool 2.5% 8/1/2032	85,184	81,348
Freddie Mac Gold Pool 2.5% 8/1/2041	777,164	684,239
Freddie Mac Gold Pool 2.5% 8/1/2050	21,859,921	18,153,831
Freddie Mac Gold Pool 2.5% 9/1/2041	1,718,427	1,511,235
Freddie Mac Gold Pool 2.5% 9/1/2051	3,330,951	2,742,287
Freddie Mac Gold Pool 2.5% 9/1/2051	80,928	66,247
Freddie Mac Gold Pool 3% 1/1/2033	471,097	454,334
Freddie Mac Gold Pool 3% 1/1/2033	306,433	295,167
Freddie Mac Gold Pool 3% 1/1/2043	84,764	76,501
Freddie Mac Gold Pool 3% 1/1/2052	3,225,760	2,771,703
Freddie Mac Gold Pool 3% 1/1/2052	1,533,528	1,317,669
Freddie Mac Gold Pool 3% 1/1/2052	702,126	603,295
Freddie Mac Gold Pool 3% 10/1/2042	69,293	62,273
Freddie Mac Gold Pool 3% 10/1/2049	8,579,295	7,410,550
Freddie Mac Gold Pool 3% 10/1/2051	5,985,744	5,152,545
Freddie Mac Gold Pool 3% 10/1/2051	930,473	800,663
Freddie Mac Gold Pool 3% 10/1/2051	432,613	371,178
Freddie Mac Gold Pool 3% 11/1/2042	14,313	12,973
Freddie Mac Gold Pool 3% 11/1/2049	29,442,569	25,606,467
Freddie Mac Gold Pool 3% 11/1/2050	1,435,828	1,235,740
Freddie Mac Gold Pool 3% 11/1/2051	4,728,108	4,062,581
Freddie Mac Gold Pool 3% 11/1/2051	532,992	457,968
Freddie Mac Gold Pool 3% 11/1/2051	29,859	25,694
Freddie Mac Gold Pool 3% 12/1/2030	588,483	571,593
Freddie Mac Gold Pool 3% 12/1/2031	9,792	9,488
Freddie Mac Gold Pool 3% 12/1/2032	1,059,443	1,026,664
Freddie Mac Gold Pool 3% 12/1/2032	371,382	358,885
Freddie Mac Gold Pool 3% 12/1/2042	1,566,784	1,415,638
Freddie Mac Gold Pool 3% 12/1/2050	11,693,828	10,064,253
Freddie Mac Gold Pool 3% 2/1/2032	14,241	13,786
Freddie Mac Gold Pool 3% 2/1/2033	576,159	560,310
Freddie Mac Gold Pool 3% 2/1/2037	605,592	565,607
Freddie Mac Gold Pool 3% 2/1/2037	34,103	31,958
Freddie Mac Gold Pool 3% 2/1/2038	337,744	313,370
Freddie Mac Gold Pool 3% 2/1/2038	6,930	6,430
Freddie Mac Gold Pool 3% 2/1/2043	104,274	94,640
Freddie Mac Gold Pool 3% 2/1/2043	48,930	44,207
Freddie Mac Gold Pool 3% 2/1/2043	29,492	26,425
Freddie Mac Gold Pool 3% 2/1/2052	5,647,281	4,836,488
Freddie Mac Gold Pool 3% 2/1/2052	5,648,494	4,831,349
Freddie Mac Gold Pool 3% 2/1/2052	4,952,679	4,241,612
Freddie Mac Gold Pool 3% 2/1/2052	4,559,153	3,899,598
Freddie Mac Gold Pool 3% 2/1/2052	2,191,972	1,877,266
Freddie Mac Gold Pool 3% 2/1/2052	1,133,695	972,345
Freddie Mac Gold Pool 3% 2/1/2052	956,199	818,916
Freddie Mac Gold Pool 3% 3/1/2033	1,182,230	1,141,445
Freddie Mac Gold Pool 3% 3/1/2033	55,876	53,934
Freddie Mac Gold Pool 3% 3/1/2043	108,886	98,314
Freddie Mac Gold Pool 3% 3/1/2050	15,533,699	13,398,149
Freddie Mac Gold Pool 3% 3/1/2052	5,633,365	4,837,773
Freddie Mac Gold Pool 3% 3/1/2052	2,711,775	2,323,711
Freddie Mac Gold Pool 3% 3/1/2052	1,622,696	1,390,483
Freddie Mac Gold Pool 3% 4/1/2032	39,857	38,675
Freddie Mac Gold Pool 3% 4/1/2032	14,383	13,970
Freddie Mac Gold Pool 3% 4/1/2034	860,647	824,312
Freddie Mac Gold Pool 3% 4/1/2043	45,275	40,904
Freddie Mac Gold Pool 3% 4/1/2045	8,190	7,293
Freddie Mac Gold Pool 3% 4/1/2045	6,154	5,464
Freddie Mac Gold Pool 3% 4/1/2046	180,826	159,508
Freddie Mac Gold Pool 3% 4/1/2046	149,779	132,122
Freddie Mac Gold Pool 3% 4/1/2050	15,574,311	13,433,178
Freddie Mac Gold Pool 3% 4/1/2052	8,346,748	7,239,679
Freddie Mac Gold Pool 3% 5/1/2035	9,701,491	9,232,755
Freddie Mac Gold Pool 3% 5/1/2045	49,917	44,289
Freddie Mac Gold Pool 3% 5/1/2046	2,786,607	2,458,093
Freddie Mac Gold Pool 3% 5/1/2046	433,776	382,638
Freddie Mac Gold Pool 3% 5/1/2051	4,331,762	3,729,470
Freddie Mac Gold Pool 3% 5/1/2052	10,598,163	9,114,648
Freddie Mac Gold Pool 3% 6/1/2031	4,478	4,346
Freddie Mac Gold Pool 3% 6/1/2046	2,746,936	2,423,099
Freddie Mac Gold Pool 3% 6/1/2050	10,679,771	9,268,268
Freddie Mac Gold Pool 3% 6/1/2052	6,909,159	5,935,548
Freddie Mac Gold Pool 3% 6/1/2052	5,302,715	4,543,878
Freddie Mac Gold Pool 3% 7/1/2032	76,771	74,317
Freddie Mac Gold Pool 3% 7/1/2043	224,463	202,310
Freddie Mac Gold Pool 3% 7/1/2043	55,261	49,754
Freddie Mac Gold Pool 3% 7/1/2045	113,612	100,431
Freddie Mac Gold Pool 3% 7/1/2045	40,031	35,612
Freddie Mac Gold Pool 3% 7/1/2045	12,026	10,630
Freddie Mac Gold Pool 3% 8/1/2032	88,056	85,268
Freddie Mac Gold Pool 3% 8/1/2032	60,134	58,195
Freddie Mac Gold Pool 3% 8/1/2037	253,168	235,689
Freddie Mac Gold Pool 3% 8/1/2042	20,046	18,138
Freddie Mac Gold Pool 3% 8/1/2042	15,350	13,832
Freddie Mac Gold Pool 3% 8/1/2045	53,108	46,963
Freddie Mac Gold Pool 3% 8/1/2045	29,542	26,114
Freddie Mac Gold Pool 3% 9/1/2049	86,879	75,750
Freddie Mac Gold Pool 3% 9/1/2051	4,167,367	3,584,676
Freddie Mac Gold Pool 3% 9/1/2051	563,248	483,965
Freddie Mac Gold Pool 3.5% 1/1/2032	13,753	13,440
Freddie Mac Gold Pool 3.5% 1/1/2044	6,946,460	6,437,852
Freddie Mac Gold Pool 3.5% 1/1/2044	3,517,298	3,257,339
Freddie Mac Gold Pool 3.5% 1/1/2045	2,499,959	2,316,034
Freddie Mac Gold Pool 3.5% 1/1/2046	10,736	9,788
Freddie Mac Gold Pool 3.5% 1/1/2048	28,441	25,858
Freddie Mac Gold Pool 3.5% 10/1/2040	185,767	170,104
Freddie Mac Gold Pool 3.5% 10/1/2042	68,969	63,898
Freddie Mac Gold Pool 3.5% 10/1/2042	9,372	8,666
Freddie Mac Gold Pool 3.5% 10/1/2047	102,890	93,642
Freddie Mac Gold Pool 3.5% 10/1/2049	11,344,856	10,240,052
Freddie Mac Gold Pool 3.5% 10/1/2051	3,354,332	3,011,951
Freddie Mac Gold Pool 3.5% 10/1/2053	2,851,384	2,530,713
Freddie Mac Gold Pool 3.5% 11/1/2033	742,888	718,284
Freddie Mac Gold Pool 3.5% 11/1/2040	388,504	355,505
Freddie Mac Gold Pool 3.5% 11/1/2045	3,063,481	2,792,745
Freddie Mac Gold Pool 3.5% 11/1/2045	47,643	43,432
Freddie Mac Gold Pool 3.5% 11/1/2046	5,219	4,738
Freddie Mac Gold Pool 3.5% 11/1/2047	710,686	646,807
Freddie Mac Gold Pool 3.5% 11/1/2047	51,704	47,054
Freddie Mac Gold Pool 3.5% 12/1/2033	210,195	204,384
Freddie Mac Gold Pool 3.5% 12/1/2040	378,532	346,380
Freddie Mac Gold Pool 3.5% 12/1/2046	1,191,316	1,081,566
Freddie Mac Gold Pool 3.5% 12/1/2047	167,351	152,152
Freddie Mac Gold Pool 3.5% 2/1/2034	4,096,798	3,984,943
Freddie Mac Gold Pool 3.5% 2/1/2043	4,313,331	3,994,240
Freddie Mac Gold Pool 3.5% 2/1/2043	311,419	289,164
Freddie Mac Gold Pool 3.5% 2/1/2043	126,843	118,532
Freddie Mac Gold Pool 3.5% 2/1/2045	3,230	2,980
Freddie Mac Gold Pool 3.5% 2/1/2046	2,053,709	1,872,212
Freddie Mac Gold Pool 3.5% 2/1/2048	6,424	5,763
Freddie Mac Gold Pool 3.5% 2/1/2052	1,108,601	992,673
Freddie Mac Gold Pool 3.5% 3/1/2032	4,295,114	4,195,574
Freddie Mac Gold Pool 3.5% 3/1/2045	1,018,074	933,190
Freddie Mac Gold Pool 3.5% 3/1/2045	266,323	244,545
Freddie Mac Gold Pool 3.5% 3/1/2045	187,556	172,297
Freddie Mac Gold Pool 3.5% 3/1/2045	92,610	85,283
Freddie Mac Gold Pool 3.5% 3/1/2046	3,705,148	3,383,494
Freddie Mac Gold Pool 3.5% 3/1/2047	56,225	50,992
Freddie Mac Gold Pool 3.5% 3/1/2052	4,941,833	4,426,758
Freddie Mac Gold Pool 3.5% 3/1/2052	4,609,985	4,122,151
Freddie Mac Gold Pool 3.5% 3/1/2052	2,309,008	2,066,831
Freddie Mac Gold Pool 3.5% 4/1/2033	1,807,073	1,761,622
Freddie Mac Gold Pool 3.5% 4/1/2040	460,520	429,720
Freddie Mac Gold Pool 3.5% 4/1/2042	2,741,645	2,551,986
Freddie Mac Gold Pool 3.5% 4/1/2042	26,155	24,308
Freddie Mac Gold Pool 3.5% 4/1/2043	381,593	352,864
Freddie Mac Gold Pool 3.5% 4/1/2043	166,138	153,836
Freddie Mac Gold Pool 3.5% 4/1/2046	2,246,923	2,046,244
Freddie Mac Gold Pool 3.5% 4/1/2046	681,276	619,152
Freddie Mac Gold Pool 3.5% 4/1/2052	34,279,196	30,501,760
Freddie Mac Gold Pool 3.5% 5/1/2033	69,065	67,269
Freddie Mac Gold Pool 3.5% 5/1/2034	248,009	240,482
Freddie Mac Gold Pool 3.5% 5/1/2034	40,540	39,320
Freddie Mac Gold Pool 3.5% 5/1/2040	949,078	886,358
Freddie Mac Gold Pool 3.5% 5/1/2040	172,915	161,302
Freddie Mac Gold Pool 3.5% 5/1/2045	900,993	824,553
Freddie Mac Gold Pool 3.5% 5/1/2045	124,604	114,027
Freddie Mac Gold Pool 3.5% 5/1/2045	67,024	61,101
Freddie Mac Gold Pool 3.5% 5/1/2045	30,386	27,701
Freddie Mac Gold Pool 3.5% 5/1/2045	11,062	10,064
Freddie Mac Gold Pool 3.5% 5/1/2046	4,690,749	4,283,532
Freddie Mac Gold Pool 3.5% 5/1/2046	2,231,067	2,031,805
Freddie Mac Gold Pool 3.5% 5/1/2046	985,854	895,956
Freddie Mac Gold Pool 3.5% 5/1/2049	137,828	124,535
Freddie Mac Gold Pool 3.5% 5/1/2052	332,578	295,826
Freddie Mac Gold Pool 3.5% 6/1/2032	2,279,362	2,225,093
Freddie Mac Gold Pool 3.5% 6/1/2040	824,250	754,755
Freddie Mac Gold Pool 3.5% 6/1/2045	3,743,495	3,412,663
Freddie Mac Gold Pool 3.5% 6/1/2045	1,085,318	987,368
Freddie Mac Gold Pool 3.5% 6/1/2045	214,578	195,950
Freddie Mac Gold Pool 3.5% 6/1/2045	173,492	159,463
Freddie Mac Gold Pool 3.5% 6/1/2045	7,043	6,420
Freddie Mac Gold Pool 3.5% 7/1/2032	1,959,690	1,913,063
Freddie Mac Gold Pool 3.5% 7/1/2032	556,062	542,708
Freddie Mac Gold Pool 3.5% 7/1/2040	118,558	108,562
Freddie Mac Gold Pool 3.5% 7/1/2042	880,912	815,860
Freddie Mac Gold Pool 3.5% 7/1/2046	7,021	6,393
Freddie Mac Gold Pool 3.5% 7/1/2047	1,700,594	1,547,738
Freddie Mac Gold Pool 3.5% 7/1/2052	805,529	718,525
Freddie Mac Gold Pool 3.5% 8/1/2034	414,836	402,043
Freddie Mac Gold Pool 3.5% 8/1/2034	31,382	30,422
Freddie Mac Gold Pool 3.5% 8/1/2040	538,810	493,381
Freddie Mac Gold Pool 3.5% 8/1/2042	2,068,121	1,916,564
Freddie Mac Gold Pool 3.5% 8/1/2047	2,638,386	2,401,238
Freddie Mac Gold Pool 3.5% 8/1/2047	302,589	275,391
Freddie Mac Gold Pool 3.5% 8/1/2047	207,551	188,896
Freddie Mac Gold Pool 3.5% 8/1/2051	4,342,318	3,900,450
Freddie Mac Gold Pool 3.5% 9/1/2040	405,888	369,256
Freddie Mac Gold Pool 3.5% 9/1/2042	6,176,739	5,716,468
Freddie Mac Gold Pool 3.5% 9/1/2042	1,115,782	1,031,990
Freddie Mac Gold Pool 3.5% 9/1/2042	3,721	3,442
Freddie Mac Gold Pool 3.5% 9/1/2046	797,707	727,209
Freddie Mac Gold Pool 3.5% 9/1/2046	125,379	113,828
Freddie Mac Gold Pool 3.5% 9/1/2047	59,030	53,724
Freddie Mac Gold Pool 3.5% 9/1/2047	48,352	44,006
Freddie Mac Gold Pool 3.5% 9/1/2052	521,915	463,586
Freddie Mac Gold Pool 4% 1/1/2041	2,195,311	2,097,801
Freddie Mac Gold Pool 4% 1/1/2041	50,273	48,223
Freddie Mac Gold Pool 4% 1/1/2041	12,086	11,519
Freddie Mac Gold Pool 4% 1/1/2042	3,470	3,304
Freddie Mac Gold Pool 4% 1/1/2043	16,438	15,570
Freddie Mac Gold Pool 4% 1/1/2044	60,779	57,399
Freddie Mac Gold Pool 4% 1/1/2044	49,432	46,790
Freddie Mac Gold Pool 4% 10/1/2041	792,459	755,150
Freddie Mac Gold Pool 4% 10/1/2041	94,832	90,439
Freddie Mac Gold Pool 4% 10/1/2041	88,193	84,148
Freddie Mac Gold Pool 4% 10/1/2041	47,448	45,285
Freddie Mac Gold Pool 4% 10/1/2042	31,434	29,881
Freddie Mac Gold Pool 4% 10/1/2042	12,622	12,133
Freddie Mac Gold Pool 4% 10/1/2042	8,616	8,162
Freddie Mac Gold Pool 4% 10/1/2043	160,526	151,995
Freddie Mac Gold Pool 4% 10/1/2043	64,450	60,869
Freddie Mac Gold Pool 4% 10/1/2043	21,898	20,775
Freddie Mac Gold Pool 4% 10/1/2043	17,531	16,560
Freddie Mac Gold Pool 4% 10/1/2052	6,913,295	6,415,743
Freddie Mac Gold Pool 4% 11/1/2041	134,523	128,035
Freddie Mac Gold Pool 4% 11/1/2041	27,763	26,597
Freddie Mac Gold Pool 4% 11/1/2041	3,628	3,460
Freddie Mac Gold Pool 4% 11/1/2042	2,195,728	2,090,698
Freddie Mac Gold Pool 4% 11/1/2042	1,453,980	1,386,878
Freddie Mac Gold Pool 4% 11/1/2042	134,645	128,008
Freddie Mac Gold Pool 4% 11/1/2042	115,484	109,557
Freddie Mac Gold Pool 4% 11/1/2042	55,802	53,039
Freddie Mac Gold Pool 4% 11/1/2042	42,078	39,871
Freddie Mac Gold Pool 4% 11/1/2042	4,279	4,149
Freddie Mac Gold Pool 4% 11/1/2043	372,055	353,102
Freddie Mac Gold Pool 4% 11/1/2045	205,749	192,847
Freddie Mac Gold Pool 4% 11/1/2047	1,943,134	1,815,212
Freddie Mac Gold Pool 4% 11/1/2051	227,886	212,696
Freddie Mac Gold Pool 4% 12/1/2040	24,561	23,536
Freddie Mac Gold Pool 4% 12/1/2040	10,726	10,256
Freddie Mac Gold Pool 4% 12/1/2040	10,129	9,685
Freddie Mac Gold Pool 4% 12/1/2042	1,060,587	1,010,502
Freddie Mac Gold Pool 4% 12/1/2042	46,926	44,517
Freddie Mac Gold Pool 4% 12/1/2042	25,514	24,351
Freddie Mac Gold Pool 4% 12/1/2045	2,783,395	2,612,333
Freddie Mac Gold Pool 4% 12/1/2045	470,878	447,041
Freddie Mac Gold Pool 4% 12/1/2047	7,079,134	6,613,095
Freddie Mac Gold Pool 4% 2/1/2041	571,449	544,576
Freddie Mac Gold Pool 4% 2/1/2041	2,390	2,282
Freddie Mac Gold Pool 4% 2/1/2042	3,379,173	3,214,083
Freddie Mac Gold Pool 4% 2/1/2042	55,308	52,786
Freddie Mac Gold Pool 4% 2/1/2042	1,118	1,074
Freddie Mac Gold Pool 4% 2/1/2043	93,854	88,993
Freddie Mac Gold Pool 4% 2/1/2043	82,645	78,298
Freddie Mac Gold Pool 4% 2/1/2043	53,624	50,816
Freddie Mac Gold Pool 4% 2/1/2043	35,518	33,616
Freddie Mac Gold Pool 4% 2/1/2044	64,997	61,509
Freddie Mac Gold Pool 4% 2/1/2044	35,524	33,694
Freddie Mac Gold Pool 4% 2/1/2044	26,327	24,836
Freddie Mac Gold Pool 4% 2/1/2045	1,528,095	1,444,630
Freddie Mac Gold Pool 4% 2/1/2046	182,711	171,139
Freddie Mac Gold Pool 4% 2/1/2046	91,666	85,860
Freddie Mac Gold Pool 4% 2/1/2046	39,164	36,757
Freddie Mac Gold Pool 4% 2/1/2048	2,113,905	1,972,760
Freddie Mac Gold Pool 4% 2/1/2048	119,823	112,160
Freddie Mac Gold Pool 4% 2/1/2052	115,729	108,015
Freddie Mac Gold Pool 4% 2/1/2052	97,763	91,247
Freddie Mac Gold Pool 4% 2/1/2053	7,502,807	6,953,450
Freddie Mac Gold Pool 4% 3/1/2042	67,549	64,452
Freddie Mac Gold Pool 4% 3/1/2042	66,118	62,878
Freddie Mac Gold Pool 4% 3/1/2042	14,283	13,542
Freddie Mac Gold Pool 4% 3/1/2043	29,327	27,945
Freddie Mac Gold Pool 4% 3/1/2043	16,767	15,875
Freddie Mac Gold Pool 4% 3/1/2044	58,287	55,056
Freddie Mac Gold Pool 4% 4/1/2040	1,820	1,760
Freddie Mac Gold Pool 4% 4/1/2042	899,697	855,574
Freddie Mac Gold Pool 4% 4/1/2042	695,799	662,749
Freddie Mac Gold Pool 4% 4/1/2042	26,431	25,063
Freddie Mac Gold Pool 4% 4/1/2042	24,458	23,421
Freddie Mac Gold Pool 4% 4/1/2042	21,133	20,067
Freddie Mac Gold Pool 4% 4/1/2042	19,279	18,444
Freddie Mac Gold Pool 4% 4/1/2043	1,147,385	1,090,456
Freddie Mac Gold Pool 4% 4/1/2043	57,598	54,716
Freddie Mac Gold Pool 4% 4/1/2043	16,780	16,122
Freddie Mac Gold Pool 4% 4/1/2046	576,833	541,021
Freddie Mac Gold Pool 4% 4/1/2048	430,796	402,032
Freddie Mac Gold Pool 4% 4/1/2048	360,236	335,845
Freddie Mac Gold Pool 4% 4/1/2048	194,576	181,402
Freddie Mac Gold Pool 4% 4/1/2048	77,715	72,454
Freddie Mac Gold Pool 4% 4/1/2048	36,382	33,919
Freddie Mac Gold Pool 4% 4/1/2052	249,076	232,473
Freddie Mac Gold Pool 4% 4/1/2052	166,397	155,305
Freddie Mac Gold Pool 4% 5/1/2037	3,737,581	3,591,835
Freddie Mac Gold Pool 4% 5/1/2038	4,757,252	4,558,365
Freddie Mac Gold Pool 4% 5/1/2042	116,287	110,984
Freddie Mac Gold Pool 4% 5/1/2043	70,504	66,754
Freddie Mac Gold Pool 4% 5/1/2043	23,312	22,047
Freddie Mac Gold Pool 4% 5/1/2043	19,905	18,818
Freddie Mac Gold Pool 4% 5/1/2043	19,453	18,394
Freddie Mac Gold Pool 4% 5/1/2043	7,676	7,271
Freddie Mac Gold Pool 4% 5/1/2045	1,467,401	1,399,322
Freddie Mac Gold Pool 4% 5/1/2045	114,403	107,618
Freddie Mac Gold Pool 4% 5/1/2048	5,003,958	4,680,789
Freddie Mac Gold Pool 4% 6/1/2041	34,025	32,385
Freddie Mac Gold Pool 4% 6/1/2041	6,036	5,888
Freddie Mac Gold Pool 4% 6/1/2042	40,118	38,182
Freddie Mac Gold Pool 4% 6/1/2043	65,426	62,410
Freddie Mac Gold Pool 4% 6/1/2043	29,994	28,377
Freddie Mac Gold Pool 4% 6/1/2047	4,546,460	4,267,045
Freddie Mac Gold Pool 4% 6/1/2047	415,065	388,778
Freddie Mac Gold Pool 4% 6/1/2052	127,523	119,023
Freddie Mac Gold Pool 4% 7/1/2041	323,493	307,821
Freddie Mac Gold Pool 4% 7/1/2042	996,314	945,958
Freddie Mac Gold Pool 4% 7/1/2043	148,169	140,276
Freddie Mac Gold Pool 4% 7/1/2043	134,235	127,454
Freddie Mac Gold Pool 4% 7/1/2043	94,237	89,455
Freddie Mac Gold Pool 4% 7/1/2043	60,085	56,799
Freddie Mac Gold Pool 4% 7/1/2043	42,136	39,846
Freddie Mac Gold Pool 4% 7/1/2043	36,602	34,598
Freddie Mac Gold Pool 4% 7/1/2043	10,770	10,183
Freddie Mac Gold Pool 4% 7/1/2044	795,861	759,687
Freddie Mac Gold Pool 4% 7/1/2052	207,847	193,993
Freddie Mac Gold Pool 4% 8/1/2040	1,720	1,642
Freddie Mac Gold Pool 4% 8/1/2043	76,453	72,361
Freddie Mac Gold Pool 4% 8/1/2043	42,454	40,465
Freddie Mac Gold Pool 4% 8/1/2043	36,869	35,140
Freddie Mac Gold Pool 4% 8/1/2043	9,746	9,213
Freddie Mac Gold Pool 4% 8/1/2044	17,402	16,538
Freddie Mac Gold Pool 4% 8/1/2044	17,053	16,108
Freddie Mac Gold Pool 4% 8/1/2052	122,142	113,962
Freddie Mac Gold Pool 4% 9/1/2040	53,884	51,490
Freddie Mac Gold Pool 4% 9/1/2041	97,618	93,119
Freddie Mac Gold Pool 4% 9/1/2041	35,686	34,032
Freddie Mac Gold Pool 4% 9/1/2041	32,424	30,857
Freddie Mac Gold Pool 4% 9/1/2041	20,226	19,355
Freddie Mac Gold Pool 4% 9/1/2042	1,874,018	1,782,599
Freddie Mac Gold Pool 4% 9/1/2042	85,074	81,330
Freddie Mac Gold Pool 4% 9/1/2043	2,256,334	2,158,752
Freddie Mac Gold Pool 4% 9/1/2043	97,645	92,621
Freddie Mac Gold Pool 4% 9/1/2043	97,652	92,579
Freddie Mac Gold Pool 4% 9/1/2043	83,448	78,944
Freddie Mac Gold Pool 4% 9/1/2043	82,650	78,120
Freddie Mac Gold Pool 4% 9/1/2043	77,807	73,717
Freddie Mac Gold Pool 4% 9/1/2043	44,944	42,605
Freddie Mac Gold Pool 4% 9/1/2043	30,697	28,991
Freddie Mac Gold Pool 4% 9/1/2043	13,472	12,823
Freddie Mac Gold Pool 4% 9/1/2051	1,936,076	1,777,375
Freddie Mac Gold Pool 4% 9/1/2051	268,944	251,185
Freddie Mac Gold Pool 4.5% 1/1/2041	1,067,464	1,051,017
Freddie Mac Gold Pool 4.5% 1/1/2041	30,542	30,080
Freddie Mac Gold Pool 4.5% 1/1/2041	20,486	20,203
Freddie Mac Gold Pool 4.5% 1/1/2049	87,333	83,562
Freddie Mac Gold Pool 4.5% 10/1/2039	13,985	13,783
Freddie Mac Gold Pool 4.5% 10/1/2040	92,181	90,732
Freddie Mac Gold Pool 4.5% 10/1/2040	56,310	55,342
Freddie Mac Gold Pool 4.5% 10/1/2041	244,159	239,868
Freddie Mac Gold Pool 4.5% 10/1/2044	1,517,012	1,485,863
Freddie Mac Gold Pool 4.5% 10/1/2048	2,723,251	2,626,092
Freddie Mac Gold Pool 4.5% 10/1/2048	282,046	270,221
Freddie Mac Gold Pool 4.5% 11/1/2039	1,593	1,570
Freddie Mac Gold Pool 4.5% 11/1/2040	4,883	4,807
Freddie Mac Gold Pool 4.5% 12/1/2039	796	784
Freddie Mac Gold Pool 4.5% 12/1/2040	28,992	28,490
Freddie Mac Gold Pool 4.5% 12/1/2040	23,285	22,883
Freddie Mac Gold Pool 4.5% 12/1/2040	1,939	1,905
Freddie Mac Gold Pool 4.5% 12/1/2045	273,168	269,312
Freddie Mac Gold Pool 4.5% 12/1/2047	813,446	781,120
Freddie Mac Gold Pool 4.5% 12/1/2048	2,186,993	2,098,715
Freddie Mac Gold Pool 4.5% 12/1/2048	7,821	7,484
Freddie Mac Gold Pool 4.5% 2/1/2040	6,582	6,488
Freddie Mac Gold Pool 4.5% 2/1/2041	147,862	145,598
Freddie Mac Gold Pool 4.5% 2/1/2041	38,405	37,794
Freddie Mac Gold Pool 4.5% 2/1/2041	38,149	37,476
Freddie Mac Gold Pool 4.5% 2/1/2041	38,083	37,400
Freddie Mac Gold Pool 4.5% 2/1/2041	35,926	35,368
Freddie Mac Gold Pool 4.5% 2/1/2041	28,025	27,604
Freddie Mac Gold Pool 4.5% 2/1/2041	23,649	23,308
Freddie Mac Gold Pool 4.5% 2/1/2041	18,228	17,952
Freddie Mac Gold Pool 4.5% 2/1/2041	16,310	16,026
Freddie Mac Gold Pool 4.5% 2/1/2044	108,992	106,023
Freddie Mac Gold Pool 4.5% 2/1/2044	25,118	24,595
Freddie Mac Gold Pool 4.5% 3/1/2041	159,152	156,673
Freddie Mac Gold Pool 4.5% 3/1/2041	36,821	36,248
Freddie Mac Gold Pool 4.5% 3/1/2041	26,209	25,784
Freddie Mac Gold Pool 4.5% 3/1/2041	7,694	7,573
Freddie Mac Gold Pool 4.5% 3/1/2042	4,068	4,005
Freddie Mac Gold Pool 4.5% 3/1/2044	65,753	63,962
Freddie Mac Gold Pool 4.5% 3/1/2044	39,714	38,632
Freddie Mac Gold Pool 4.5% 3/1/2044	20,559	19,999
Freddie Mac Gold Pool 4.5% 4/1/2041	51,795	50,855
Freddie Mac Gold Pool 4.5% 4/1/2041	50,803	49,938
Freddie Mac Gold Pool 4.5% 4/1/2041	5,782	5,677
Freddie Mac Gold Pool 4.5% 4/1/2041	2,310	2,273
Freddie Mac Gold Pool 4.5% 4/1/2048	454,707	436,637
Freddie Mac Gold Pool 4.5% 4/1/2048	148,648	142,740
Freddie Mac Gold Pool 4.5% 4/1/2048	145,418	139,639
Freddie Mac Gold Pool 4.5% 5/1/2039	815,498	804,087
Freddie Mac Gold Pool 4.5% 5/1/2039	129,964	128,197
Freddie Mac Gold Pool 4.5% 5/1/2039	17,705	17,471
Freddie Mac Gold Pool 4.5% 5/1/2040	5,137	5,061
Freddie Mac Gold Pool 4.5% 5/1/2040	4,240	4,186
Freddie Mac Gold Pool 4.5% 5/1/2041	55,173	54,219
Freddie Mac Gold Pool 4.5% 5/1/2041	54,034	53,056
Freddie Mac Gold Pool 4.5% 5/1/2041	21,827	21,482
Freddie Mac Gold Pool 4.5% 5/1/2048	296,706	284,915
Freddie Mac Gold Pool 4.5% 6/1/2025	44	44
Freddie Mac Gold Pool 4.5% 6/1/2040	10,801	10,641
Freddie Mac Gold Pool 4.5% 6/1/2041	58,031	57,180
Freddie Mac Gold Pool 4.5% 6/1/2041	42,059	41,317
Freddie Mac Gold Pool 4.5% 6/1/2041	36,032	35,508
Freddie Mac Gold Pool 4.5% 6/1/2041	26,073	25,614
Freddie Mac Gold Pool 4.5% 6/1/2041	17,229	17,009
Freddie Mac Gold Pool 4.5% 6/1/2041	16,806	16,520
Freddie Mac Gold Pool 4.5% 6/1/2041	4,298	4,225
Freddie Mac Gold Pool 4.5% 6/1/2047	462,616	445,533
Freddie Mac Gold Pool 4.5% 7/1/2025	834	832
Freddie Mac Gold Pool 4.5% 7/1/2040	69,890	68,874
Freddie Mac Gold Pool 4.5% 7/1/2040	30,595	30,093
Freddie Mac Gold Pool 4.5% 7/1/2040	27,538	27,116
Freddie Mac Gold Pool 4.5% 7/1/2040	2,345	2,309
Freddie Mac Gold Pool 4.5% 7/1/2041	2,870	2,824
Freddie Mac Gold Pool 4.5% 7/1/2044	6,307	6,123
Freddie Mac Gold Pool 4.5% 7/1/2047	841,042	812,612
Freddie Mac Gold Pool 4.5% 7/1/2047	365,959	352,331
Freddie Mac Gold Pool 4.5% 7/1/2049	48,297	46,197
Freddie Mac Gold Pool 4.5% 8/1/2033	8,126	8,060
Freddie Mac Gold Pool 4.5% 8/1/2035	370	366
Freddie Mac Gold Pool 4.5% 8/1/2039	1,065	1,049
Freddie Mac Gold Pool 4.5% 8/1/2040	15,075	14,838
Freddie Mac Gold Pool 4.5% 8/1/2040	3,854	3,794
Freddie Mac Gold Pool 4.5% 8/1/2040	2,495	2,457
Freddie Mac Gold Pool 4.5% 8/1/2041	174,483	171,686
Freddie Mac Gold Pool 4.5% 8/1/2041	24,456	24,023
Freddie Mac Gold Pool 4.5% 8/1/2041	18,385	18,104
Freddie Mac Gold Pool 4.5% 8/1/2041	4,141	4,076
Freddie Mac Gold Pool 4.5% 8/1/2052	23,827,463	22,567,800
Freddie Mac Gold Pool 4.5% 9/1/2039	260,573	256,861
Freddie Mac Gold Pool 4.5% 9/1/2039	110,737	109,379
Freddie Mac Gold Pool 4.5% 9/1/2039	1,547	1,524
Freddie Mac Gold Pool 4.5% 9/1/2039	709	700
Freddie Mac Gold Pool 4.5% 9/1/2041	242,600	238,763
Freddie Mac Gold Pool 4.5% 9/1/2041	182,138	179,189
Freddie Mac Gold Pool 4.5% 9/1/2041	24,399	24,020
Freddie Mac Gold Pool 4.5% 9/1/2041	4,887	4,810
Freddie Mac Gold Pool 4.5% 9/1/2052	19,299,259	18,271,446
Freddie Mac Gold Pool 5% 1/1/2035	188,364	189,640
Freddie Mac Gold Pool 5% 1/1/2037	8,516	8,577
Freddie Mac Gold Pool 5% 1/1/2040	163,709	164,782
Freddie Mac Gold Pool 5% 1/1/2041	2,236	2,250
Freddie Mac Gold Pool 5% 1/1/2053	11,608,593	11,342,406
Freddie Mac Gold Pool 5% 10/1/2033	21,230	21,375
Freddie Mac Gold Pool 5% 10/1/2033	15,020	15,121
Freddie Mac Gold Pool 5% 10/1/2033	752	757
Freddie Mac Gold Pool 5% 10/1/2033	392	395
Freddie Mac Gold Pool 5% 10/1/2052	4,406,602	4,316,574
Freddie Mac Gold Pool 5% 11/1/2034	128	129
Freddie Mac Gold Pool 5% 11/1/2035	12,076	12,162
Freddie Mac Gold Pool 5% 11/1/2037	1,038	1,045
Freddie Mac Gold Pool 5% 11/1/2040	4,306	4,334
Freddie Mac Gold Pool 5% 11/1/2052	12,594,746	12,333,497
Freddie Mac Gold Pool 5% 11/1/2052	2,724,995	2,676,987
Freddie Mac Gold Pool 5% 11/1/2052	60,495	58,920
Freddie Mac Gold Pool 5% 12/1/2033	14,075	14,173
Freddie Mac Gold Pool 5% 12/1/2033	8,237	8,293
Freddie Mac Gold Pool 5% 12/1/2033	2,710	2,728
Freddie Mac Gold Pool 5% 12/1/2034	2,192	2,207
Freddie Mac Gold Pool 5% 12/1/2034	1,474	1,485
Freddie Mac Gold Pool 5% 12/1/2035	33,512	33,754
Freddie Mac Gold Pool 5% 12/1/2052	6,428,450	6,295,107
Freddie Mac Gold Pool 5% 12/1/2052	3,420,021	3,349,081
Freddie Mac Gold Pool 5% 12/1/2052	1,519,757	1,488,233
Freddie Mac Gold Pool 5% 12/1/2052	1,415,207	1,385,852
Freddie Mac Gold Pool 5% 2/1/2035	19,592	19,714
Freddie Mac Gold Pool 5% 2/1/2040	32,121	32,326
Freddie Mac Gold Pool 5% 2/1/2041	12,839	12,917
Freddie Mac Gold Pool 5% 2/1/2041	5,019	5,049
Freddie Mac Gold Pool 5% 3/1/2041	6,652	6,695
Freddie Mac Gold Pool 5% 3/1/2041	6,471	6,510
Freddie Mac Gold Pool 5% 3/1/2041	1,508	1,510
Freddie Mac Gold Pool 5% 4/1/2034	6,915	6,963
Freddie Mac Gold Pool 5% 4/1/2035	49,030	49,365
Freddie Mac Gold Pool 5% 4/1/2035	17,294	17,417
Freddie Mac Gold Pool 5% 4/1/2035	12,669	12,759
Freddie Mac Gold Pool 5% 4/1/2036	123,971	124,862
Freddie Mac Gold Pool 5% 4/1/2038	50,423	50,756
Freddie Mac Gold Pool 5% 4/1/2040	108,122	108,817
Freddie Mac Gold Pool 5% 4/1/2041	2,675	2,690
Freddie Mac Gold Pool 5% 5/1/2034	8,369	8,426
Freddie Mac Gold Pool 5% 5/1/2034	5,832	5,871
Freddie Mac Gold Pool 5% 5/1/2034	4,195	4,224
Freddie Mac Gold Pool 5% 5/1/2034	684	689
Freddie Mac Gold Pool 5% 5/1/2035	47,892	48,233
Freddie Mac Gold Pool 5% 5/1/2035	1,705	1,717
Freddie Mac Gold Pool 5% 5/1/2040	28,832	29,021
Freddie Mac Gold Pool 5% 5/1/2041	9,060	9,113
Freddie Mac Gold Pool 5% 6/1/2035	8,969	9,032
Freddie Mac Gold Pool 5% 6/1/2035	3,982	4,011
Freddie Mac Gold Pool 5% 6/1/2038	3,389	3,411
Freddie Mac Gold Pool 5% 6/1/2038	2,509	2,526
Freddie Mac Gold Pool 5% 6/1/2040	103,797	104,468
Freddie Mac Gold Pool 5% 6/1/2040	69,290	69,739
Freddie Mac Gold Pool 5% 6/1/2041	1,384,579	1,393,408
Freddie Mac Gold Pool 5% 6/1/2041	7,149	7,181
Freddie Mac Gold Pool 5% 6/1/2052	6,553,873	6,442,505
Freddie Mac Gold Pool 5% 6/1/2053	4,281,482	4,223,446
Freddie Mac Gold Pool 5% 7/1/2034	192	193
Freddie Mac Gold Pool 5% 7/1/2035	312,677	314,867
Freddie Mac Gold Pool 5% 7/1/2035	43,533	43,846
Freddie Mac Gold Pool 5% 7/1/2035	2,666	2,685
Freddie Mac Gold Pool 5% 7/1/2035	2,288	2,305
Freddie Mac Gold Pool 5% 7/1/2035	977	984
Freddie Mac Gold Pool 5% 7/1/2035	810	816
Freddie Mac Gold Pool 5% 7/1/2035	711	715
Freddie Mac Gold Pool 5% 7/1/2035	255	257
Freddie Mac Gold Pool 5% 7/1/2040	12,952	13,038
Freddie Mac Gold Pool 5% 7/1/2040	1,375	1,384
Freddie Mac Gold Pool 5% 7/1/2041	5,288	5,320
Freddie Mac Gold Pool 5% 7/1/2041	4,800	4,831
Freddie Mac Gold Pool 5% 7/1/2041	4,685	4,715
Freddie Mac Gold Pool 5% 7/1/2041	4,565	4,592
Freddie Mac Gold Pool 5% 7/1/2041	2,962	2,975
Freddie Mac Gold Pool 5% 7/1/2041	2,890	2,907
Freddie Mac Gold Pool 5% 7/1/2041	1,492	1,503
Freddie Mac Gold Pool 5% 8/1/2033	5,678	5,717
Freddie Mac Gold Pool 5% 8/1/2033	1,711	1,722
Freddie Mac Gold Pool 5% 8/1/2034	75,847	76,369
Freddie Mac Gold Pool 5% 8/1/2035	6,222	6,264
Freddie Mac Gold Pool 5% 8/1/2035	865	871
Freddie Mac Gold Pool 5% 8/1/2036	1,733	1,746
Freddie Mac Gold Pool 5% 8/1/2040	59,729	60,122
Freddie Mac Gold Pool 5% 8/1/2040	3,094	3,114
Freddie Mac Gold Pool 5% 9/1/2033	18,230	18,352
Freddie Mac Gold Pool 5% 9/1/2035	39,847	40,136
Freddie Mac Gold Pool 5% 9/1/2035	1,788	1,800
Freddie Mac Gold Pool 5% 9/1/2035	192	194
Freddie Mac Gold Pool 5.5% 1/1/2055	50,478,946	50,651,454
Freddie Mac Gold Pool 5.5% 1/1/2055	11,470,101	11,459,117
Freddie Mac Gold Pool 5.5% 2/1/2054	1,504,446	1,495,013
Freddie Mac Gold Pool 5.5% 2/1/2055	249,668	247,322
Freddie Mac Gold Pool 5.5% 3/1/2053 (w)(x)(y)	19,184,650	19,238,221
Freddie Mac Gold Pool 5.5% 4/1/2054	1,874,837	1,861,910
Freddie Mac Gold Pool 5.5% 4/1/2055	17,000,000	16,845,596
Freddie Mac Gold Pool 5.5% 5/1/2053	7,872,463	7,860,004
Freddie Mac Gold Pool 5.5% 5/1/2055	10,572,471	10,476,446
Freddie Mac Gold Pool 5.5% 6/1/2055	52,526	52,049
Freddie Mac Gold Pool 5.5% 9/1/2052	12,817,981	12,805,706
Freddie Mac Gold Pool 6% 1/1/2029	883	898
Freddie Mac Gold Pool 6% 1/1/2029	253	258
Freddie Mac Gold Pool 6% 1/1/2029	89	91
Freddie Mac Gold Pool 6% 1/1/2032	4,303	4,444
Freddie Mac Gold Pool 6% 1/1/2032	2,731	2,819
Freddie Mac Gold Pool 6% 10/1/2032	2,292	2,373
Freddie Mac Gold Pool 6% 10/1/2054	9,991,163	10,234,056
Freddie Mac Gold Pool 6% 11/1/2029	216	220
Freddie Mac Gold Pool 6% 11/1/2031	2,912	3,009
Freddie Mac Gold Pool 6% 11/1/2053	3,177,366	3,237,730
Freddie Mac Gold Pool 6% 12/1/2032	1,202	1,244
Freddie Mac Gold Pool 6% 12/1/2037	62,611	65,688
Freddie Mac Gold Pool 6% 12/1/2037	16,199	16,997
Freddie Mac Gold Pool 6% 2/1/2029	154	157
Freddie Mac Gold Pool 6% 2/1/2029	145	148
Freddie Mac Gold Pool 6% 2/1/2029	93	95
Freddie Mac Gold Pool 6% 2/1/2029	8	8
Freddie Mac Gold Pool 6% 2/1/2055	5,639,081	5,776,171
Freddie Mac Gold Pool 6% 3/1/2029	552	563
Freddie Mac Gold Pool 6% 3/1/2029	201	205
Freddie Mac Gold Pool 6% 3/1/2029	99	101
Freddie Mac Gold Pool 6% 3/1/2029	81	83
Freddie Mac Gold Pool 6% 3/1/2053	5,736,562	5,879,608
Freddie Mac Gold Pool 6% 4/1/2029	78	79
Freddie Mac Gold Pool 6% 4/1/2029	23	24
Freddie Mac Gold Pool 6% 4/1/2031	2,228	2,295
Freddie Mac Gold Pool 6% 4/1/2033	7,892	8,166
Freddie Mac Gold Pool 6% 4/1/2054	26,790,429	27,416,610
Freddie Mac Gold Pool 6% 5/1/2029	472	478
Freddie Mac Gold Pool 6% 5/1/2029	94	96
Freddie Mac Gold Pool 6% 5/1/2033	56,208	57,886
Freddie Mac Gold Pool 6% 5/1/2054	10,093,299	10,338,675
Freddie Mac Gold Pool 6% 6/1/2029	1,081	1,098
Freddie Mac Gold Pool 6% 6/1/2029	200	204
Freddie Mac Gold Pool 6% 6/1/2029	91	93
Freddie Mac Gold Pool 6% 6/1/2031	749	773
Freddie Mac Gold Pool 6% 6/1/2054	141,341	142,823
Freddie Mac Gold Pool 6% 7/1/2028	43	44
Freddie Mac Gold Pool 6% 7/1/2029	356	362
Freddie Mac Gold Pool 6% 7/1/2029	339	345
Freddie Mac Gold Pool 6% 7/1/2029	178	181
Freddie Mac Gold Pool 6% 7/1/2029	156	158
Freddie Mac Gold Pool 6% 7/1/2029	126	129
Freddie Mac Gold Pool 6% 7/1/2029	109	111
Freddie Mac Gold Pool 6% 7/1/2029	64	65
Freddie Mac Gold Pool 6% 7/1/2029	52	53
Freddie Mac Gold Pool 6% 7/1/2032	5,717	5,898
Freddie Mac Gold Pool 6% 7/1/2033	7,488	7,768
Freddie Mac Gold Pool 6% 7/1/2037	4,479	4,700
Freddie Mac Gold Pool 6% 7/1/2039	21,710,037	22,240,884
Freddie Mac Gold Pool 6% 8/1/2037	84,393	88,400
Freddie Mac Gold Pool 6% 9/1/2033	43,389	44,965
Freddie Mac Gold Pool 6% 9/1/2039	13,070,693	13,455,647
Freddie Mac Gold Pool 6% 9/1/2054	10,805,096	11,077,906
Freddie Mac Gold Pool 6% 9/1/2054	3,473,058	3,541,211
Freddie Mac Gold Pool 6.5% 1/1/2032	28,489	29,651
Freddie Mac Gold Pool 6.5% 1/1/2054 (x)	14,751,952	15,296,263
Freddie Mac Gold Pool 6.5% 1/1/2054	9,957,119	10,318,289
Freddie Mac Gold Pool 6.5% 1/1/2054	229,638	238,398
Freddie Mac Gold Pool 6.5% 10/1/2032	16,412	17,117
Freddie Mac Gold Pool 6.5% 10/1/2053	3,948,951	4,092,189
Freddie Mac Gold Pool 6.5% 10/1/2053	3,883,687	4,026,986
Freddie Mac Gold Pool 6.5% 12/1/2053	87,825	91,250
Freddie Mac Gold Pool 6.5% 2/1/2037	1,825	1,920
Freddie Mac Gold Pool 6.5% 2/1/2054	42,786,646	44,338,626
Freddie Mac Gold Pool 6.5% 3/1/2032	35	37
Freddie Mac Gold Pool 6.5% 3/1/2036	84,540	87,954
Freddie Mac Gold Pool 6.5% 3/1/2037	1,597	1,695
Freddie Mac Gold Pool 6.5% 4/1/2032	1,690	1,759
Freddie Mac Gold Pool 6.5% 6/1/2054	45,304,051	47,088,918
Freddie Mac Gold Pool 6.5% 6/1/2054	3,391,346	3,532,640
Freddie Mac Gold Pool 6.5% 7/1/2032	431	448
Freddie Mac Gold Pool 6.5% 8/1/2032	6,591	6,857
Freddie Mac Gold Pool 6.5% 8/1/2032	4,445	4,634
Freddie Mac Gold Pool 6.5% 8/1/2032	4,190	4,365
Freddie Mac Gold Pool 6.5% 9/1/2039	180,458	191,552
Freddie Mac Gold Pool 6.5% 9/1/2053	4,114,440	4,275,574
Freddie Mac Gold Pool 6.5% 9/1/2053	3,964,896	4,108,713
Freddie Mac Gold Pool 6.5% 9/1/2054	52,408,200	54,673,577
Freddie Mac Gold Pool 6.5% 9/1/2054	4,019,426	4,189,400
Freddie Mac Gold Pool 7% 1/1/2036	8,696	9,153
Freddie Mac Gold Pool 7% 11/1/2026	357	361
Freddie Mac Gold Pool 7% 11/1/2034	14,073	14,809
Freddie Mac Gold Pool 7% 11/1/2034	12,618	13,343
Freddie Mac Gold Pool 7% 12/1/2026	1,401	1,414
Freddie Mac Gold Pool 7% 2/1/2027	146	147
Freddie Mac Gold Pool 7% 3/1/2026	538	539
Freddie Mac Gold Pool 7% 4/1/2032	5,567	5,822
Freddie Mac Gold Pool 7% 4/1/2032	2,426	2,559
Freddie Mac Gold Pool 7% 7/1/2026	224	225
Freddie Mac Gold Pool 7% 7/1/2029	23,498	24,510
Freddie Mac Gold Pool 7% 8/1/2026	1,998	2,010
Freddie Mac Gold Pool 7% 9/1/2026	2,432	2,449
Freddie Mac Gold Pool 7% 9/1/2035	36,407	38,395
Freddie Mac Gold Pool 7.5% 1/1/2027	66	67
Freddie Mac Gold Pool 7.5% 11/1/2030	199	211
Freddie Mac Gold Pool 7.5% 11/1/2030	17	18
Freddie Mac Gold Pool 7.5% 11/1/2031	251	268
Freddie Mac Gold Pool 7.5% 5/1/2031	246	258
Freddie Mac Gold Pool 8% 11/1/2031	663	688
Freddie Mac Gold Pool 8% 2/1/2030	72	74
Freddie Mac Gold Pool 8% 4/1/2032	92	95
Freddie Mac Gold Pool 8% 7/1/2025	1	1
Freddie Mac Gold Pool 8% 7/1/2030	614	638
Freddie Mac Gold Pool 8% 8/1/2030	1,429	1,476
Freddie Mac Gold Pool 8% 8/1/2030	49	51
Freddie Mac Gold Pool 8% 8/1/2030	21	22
Freddie Mac Gold Pool 8% 9/1/2030	42	43
Freddie Mac Gold Pool 8.5% 1/1/2028	10	10
Freddie Mac Gold Pool 8.5% 11/1/2026	4	4
Freddie Mac Gold Pool 8.5% 12/1/2027	17	18
Freddie Mac Gold Pool 8.5% 5/1/2027	25	26
Freddie Mac Gold Pool 8.5% 5/1/2027	9	9
Freddie Mac Gold Pool 8.5% 8/1/2026	42	43
Freddie Mac Gold Pool 8.5% 8/1/2027	638	650
Freddie Mac Gold Pool 8.5% 8/1/2027	223	228
Freddie Mac Gold Pool 8.5% 8/1/2027	39	39
Freddie Mac Gold Pool 8.5% 9/1/2026	23	23
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	4,095,558	4,063,479
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	7,265,988	7,425,033
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,700,330	3,853,630
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,444,976	3,593,080
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,088,574	1,141,582
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	223,459	216,584
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	7,302	7,414
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	30,014	30,537
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	22,810	23,388
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	254,137	263,298
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (b)(c)	69,550	72,046
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	53,699	55,571
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	15,752	16,277
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	1,197	1,247
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	9,269	9,626
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.125% 5/1/2041 (b)(c)	17,223	17,928
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.308% 5/1/2041 (b)(c)	11,601	12,046
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.572% 6/1/2041 (b)(c)	16,557	17,192
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	4,774	4,955
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (b)(c)	54,625	56,628
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	12,811	13,352
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	237	242
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	10,755	11,100
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	18,841	19,627
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.681% 6/1/2033 (b)(c)	23,529	23,836
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.038% 6/1/2033 (b)(c)	41,801	42,423
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	71,659	73,061
Freddie Mac Non Gold Pool 4% 9/1/2040	8,890	8,510
Freddie Mac Non Gold Pool 5% 8/1/2053	7,078,676	6,891,475
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,878,844	11,886,029
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,393,670	5,400,304
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,718,760	2,716,157
Freddie Mac Non Gold Pool 5.5% 7/1/2053	12,142,651	12,131,023
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,875,689	12,887,501
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,456,209	5,461,214
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,388,003	5,382,844
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6% 8/1/2037 (b)(c)	9,199	9,232
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	15,675	15,943
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (b)(c)	17,992	18,394
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	8,745	8,987
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (b)(c)	825	860
Freddie Mac Non Gold Pool 6% 11/1/2054	7,773,453	7,938,140
Freddie Mac Non Gold Pool 6% 6/1/2053	5,022,147	5,126,975
Freddie Mac Non Gold Pool 6% 6/1/2053	5,011,640	5,108,418
Freddie Mac Non Gold Pool 6% 6/1/2053	4,294,402	4,378,672
Freddie Mac Non Gold Pool 6% 6/1/2054	18,436,073	18,820,894
Freddie Mac Non Gold Pool 6% 7/1/2053	4,984,145	5,088,181
Freddie Mac Non Gold Pool 6% 7/1/2053	4,413,806	4,500,420
Freddie Mac Non Gold Pool 6% 9/1/2053	6,104,891	6,224,689
Freddie Mac Non Gold Pool 6.5% 1/1/2055	6,202,025	6,480,287
Freddie Mac Non Gold Pool 6.5% 11/1/2054	2,848,795	2,974,829
Freddie Mac Non Gold Pool 6.5% 2/1/2055	7,121,099	7,445,047
Ginnie Mae I Pool 2.5% 1/20/2052	7,312,033	6,076,012
Ginnie Mae I Pool 2.5% 12/20/2051	11,283,377	9,376,042
Ginnie Mae I Pool 2.5% 12/20/2051	7,533,092	6,259,703
Ginnie Mae I Pool 2.5% 12/20/2051	5,900,155	4,902,797
Ginnie Mae I Pool 2.5% 7/20/2052	221,431	185,765
Ginnie Mae I Pool 2.5% 8/20/2051	41,894,180	34,812,413
Ginnie Mae I Pool 2.5% 8/20/2051	10,965,393	9,111,810
Ginnie Mae I Pool 2.5% 8/20/2051	6,349,609	5,276,275
Ginnie Mae I Pool 2.5% 9/20/2051	18,520,360	15,389,690
Ginnie Mae I Pool 2.5% 9/20/2051	10,801,811	8,975,879
Ginnie Mae I Pool 3% 12/15/2042	355,111	318,710
Ginnie Mae I Pool 3% 3/15/2045	8,885	7,893
Ginnie Mae I Pool 3% 4/15/2043	99,374	88,887
Ginnie Mae I Pool 3% 4/15/2043	40,710	36,398
Ginnie Mae I Pool 3% 4/15/2043	37,461	33,665
Ginnie Mae I Pool 3% 4/15/2043	15,975	14,325
Ginnie Mae I Pool 3% 4/15/2043	7,200	6,479
Ginnie Mae I Pool 3% 4/15/2043	6,820	6,121
Ginnie Mae I Pool 3% 4/15/2043	6,535	5,955
Ginnie Mae I Pool 3% 4/15/2045	257,348	229,432
Ginnie Mae I Pool 3% 5/15/2043	400,990	358,824
Ginnie Mae I Pool 3% 5/15/2043	39,413	34,905
Ginnie Mae I Pool 3% 5/15/2043	32,675	29,692
Ginnie Mae I Pool 3% 5/15/2043	31,221	28,009
Ginnie Mae I Pool 3% 5/15/2043	29,223	26,459
Ginnie Mae I Pool 3% 5/15/2043	11,536	10,310
Ginnie Mae I Pool 3% 6/15/2042	29,451	26,618
Ginnie Mae I Pool 3% 6/15/2043	39,631	35,404
Ginnie Mae I Pool 3% 6/15/2043	13,589	12,175
Ginnie Mae I Pool 3% 6/20/2042	229,899	208,412
Ginnie Mae I Pool 3% 7/15/2043	73,887	66,514
Ginnie Mae I Pool 3% 7/15/2043	50,056	44,887
Ginnie Mae I Pool 3% 8/15/2042	20,406	18,345
Ginnie Mae I Pool 3% 8/15/2043	22,024	19,809
Ginnie Mae I Pool 3% 9/15/2042	45,205	40,641
Ginnie Mae I Pool 3.5% 1/15/2041	11,830	11,035
Ginnie Mae I Pool 3.5% 1/15/2042	152,699	141,281
Ginnie Mae I Pool 3.5% 1/15/2042	119,873	111,102
Ginnie Mae I Pool 3.5% 1/15/2042	3,143	2,922
Ginnie Mae I Pool 3.5% 1/15/2042	1,670	1,551
Ginnie Mae I Pool 3.5% 1/15/2043	169,908	157,385
Ginnie Mae I Pool 3.5% 1/15/2043	5,549	5,148
Ginnie Mae I Pool 3.5% 1/20/2043	1,045,396	966,178
Ginnie Mae I Pool 3.5% 11/15/2040	21,280	19,843
Ginnie Mae I Pool 3.5% 11/15/2042	391,825	363,156
Ginnie Mae I Pool 3.5% 11/20/2042	26,462	24,496
Ginnie Mae I Pool 3.5% 12/15/2040	4,359	4,067
Ginnie Mae I Pool 3.5% 12/15/2041	150,495	139,607
Ginnie Mae I Pool 3.5% 12/15/2041	135,782	125,810
Ginnie Mae I Pool 3.5% 12/15/2041	84,554	78,746
Ginnie Mae I Pool 3.5% 12/15/2041	14,819	13,793
Ginnie Mae I Pool 3.5% 12/20/2049	113,898	101,581
Ginnie Mae I Pool 3.5% 12/20/2049	52,021	46,233
Ginnie Mae I Pool 3.5% 12/20/2049	40,449	36,176
Ginnie Mae I Pool 3.5% 12/20/2049	12,117	10,765
Ginnie Mae I Pool 3.5% 2/15/2042	132,914	123,082
Ginnie Mae I Pool 3.5% 2/15/2042	105,181	97,373
Ginnie Mae I Pool 3.5% 2/15/2043	753,705	700,221
Ginnie Mae I Pool 3.5% 2/15/2043	30,906	28,653
Ginnie Mae I Pool 3.5% 2/15/2044	112,314	103,290
Ginnie Mae I Pool 3.5% 2/20/2043	2,558,647	2,375,962
Ginnie Mae I Pool 3.5% 3/15/2042	945,025	878,228
Ginnie Mae I Pool 3.5% 3/15/2043	5,800	5,369
Ginnie Mae I Pool 3.5% 3/20/2043	1,158,127	1,075,126
Ginnie Mae I Pool 3.5% 3/20/2043	474,102	440,015
Ginnie Mae I Pool 3.5% 4/15/2043	651,481	605,616
Ginnie Mae I Pool 3.5% 4/15/2043	120,013	110,758
Ginnie Mae I Pool 3.5% 4/20/2043	501,512	464,640
Ginnie Mae I Pool 3.5% 4/20/2043	193,582	179,500
Ginnie Mae I Pool 3.5% 5/15/2042	41,433	38,516
Ginnie Mae I Pool 3.5% 5/15/2042	29,229	27,163
Ginnie Mae I Pool 3.5% 5/15/2043	28,058	25,923
Ginnie Mae I Pool 3.5% 5/15/2043	24,894	23,184
Ginnie Mae I Pool 3.5% 5/15/2043	21,840	20,224
Ginnie Mae I Pool 3.5% 5/15/2043	9,614	8,916
Ginnie Mae I Pool 3.5% 5/20/2046	104,682	94,278
Ginnie Mae I Pool 3.5% 5/20/2046	69,096	62,229
Ginnie Mae I Pool 3.5% 5/20/2046	55,779	50,235
Ginnie Mae I Pool 3.5% 5/20/2046	52,351	47,148
Ginnie Mae I Pool 3.5% 5/20/2046	51,260	46,166
Ginnie Mae I Pool 3.5% 5/20/2046	36,770	33,079
Ginnie Mae I Pool 3.5% 6/15/2042	5,557	5,148
Ginnie Mae I Pool 3.5% 6/15/2043	52,151	48,156
Ginnie Mae I Pool 3.5% 6/15/2043	42,979	39,621
Ginnie Mae I Pool 3.5% 6/15/2043	36,194	33,545
Ginnie Mae I Pool 3.5% 6/15/2043	22,466	21,003
Ginnie Mae I Pool 3.5% 6/15/2043	17,611	16,280
Ginnie Mae I Pool 3.5% 6/15/2043	4,642	4,285
Ginnie Mae I Pool 3.5% 6/20/2046	257,957	232,320
Ginnie Mae I Pool 3.5% 6/20/2046	72,378	65,185
Ginnie Mae I Pool 3.5% 6/20/2046	69,477	62,572
Ginnie Mae I Pool 3.5% 6/20/2046	66,075	59,508
Ginnie Mae I Pool 3.5% 6/20/2046	58,143	52,364
Ginnie Mae I Pool 3.5% 6/20/2046	35,480	31,954
Ginnie Mae I Pool 3.5% 6/20/2046	24,015	21,636
Ginnie Mae I Pool 3.5% 7/15/2042	113,286	105,028
Ginnie Mae I Pool 3.5% 7/15/2042	38,937	36,110
Ginnie Mae I Pool 3.5% 7/15/2042	9,603	8,898
Ginnie Mae I Pool 3.5% 7/15/2043	20,027	18,508
Ginnie Mae I Pool 3.5% 7/20/2043	260,245	240,350
Ginnie Mae I Pool 3.5% 7/20/2046	6,712,692	6,047,632
Ginnie Mae I Pool 3.5% 8/15/2042	9,620	8,908
Ginnie Mae I Pool 3.5% 8/15/2043	11,945	11,021
Ginnie Mae I Pool 3.5% 9/15/2041	2,529	2,358
Ginnie Mae I Pool 3.5% 9/15/2042	28,268	26,146
Ginnie Mae I Pool 3.5% 9/15/2042	16,941	15,674
Ginnie Mae I Pool 3.5% 9/15/2042	12,737	11,908
Ginnie Mae I Pool 3.5% 9/15/2042	11,853	10,966
Ginnie Mae I Pool 3.5% 9/15/2042	2,947	2,730
Ginnie Mae I Pool 3.5% 9/15/2043	10,140	9,371
Ginnie Mae I Pool 4% 1/15/2040	28,149	27,116
Ginnie Mae I Pool 4% 1/15/2040	27,525	26,443
Ginnie Mae I Pool 4% 1/15/2041	148,735	142,660
Ginnie Mae I Pool 4% 1/15/2041	5,967	5,725
Ginnie Mae I Pool 4% 1/15/2041	4,757	4,561
Ginnie Mae I Pool 4% 1/15/2042	13,538	12,982
Ginnie Mae I Pool 4% 1/15/2043	44,915	42,896
Ginnie Mae I Pool 4% 1/15/2047	90,133	83,499
Ginnie Mae I Pool 4% 1/15/2047	78,222	72,465
Ginnie Mae I Pool 4% 1/15/2047	57,978	53,710
Ginnie Mae I Pool 4% 1/15/2047	27,589	25,558
Ginnie Mae I Pool 4% 10/15/2039	33,574	32,341
Ginnie Mae I Pool 4% 10/15/2040	158,381	152,031
Ginnie Mae I Pool 4% 10/15/2040	150,500	144,559
Ginnie Mae I Pool 4% 10/15/2040	140,452	134,821
Ginnie Mae I Pool 4% 10/15/2040	14,902	14,314
Ginnie Mae I Pool 4% 10/15/2040	11,345	10,893
Ginnie Mae I Pool 4% 10/15/2040	6,328	6,082
Ginnie Mae I Pool 4% 10/15/2040	4,301	4,133
Ginnie Mae I Pool 4% 10/15/2041	302,113	289,142
Ginnie Mae I Pool 4% 10/15/2041	146,382	140,290
Ginnie Mae I Pool 4% 10/15/2041	124,152	119,057
Ginnie Mae I Pool 4% 10/15/2041	79,986	76,703
Ginnie Mae I Pool 4% 10/15/2041	66,617	63,745
Ginnie Mae I Pool 4% 10/15/2041	42,598	40,715
Ginnie Mae I Pool 4% 10/15/2041	36,707	35,252
Ginnie Mae I Pool 4% 10/15/2041	24,875	23,826
Ginnie Mae I Pool 4% 10/15/2041	18,865	18,091
Ginnie Mae I Pool 4% 10/15/2041	14,686	14,097
Ginnie Mae I Pool 4% 10/15/2041	9,991	9,571
Ginnie Mae I Pool 4% 10/15/2041	7,024	6,739
Ginnie Mae I Pool 4% 11/15/2039	25,171	24,278
Ginnie Mae I Pool 4% 11/15/2040	39,251	37,648
Ginnie Mae I Pool 4% 11/15/2040	5,825	5,601
Ginnie Mae I Pool 4% 11/15/2040	5,142	4,951
Ginnie Mae I Pool 4% 11/15/2041	328,780	315,036
Ginnie Mae I Pool 4% 11/15/2041	45,408	43,392
Ginnie Mae I Pool 4% 11/15/2041	9,299	8,899
Ginnie Mae I Pool 4% 11/15/2041	4,536	4,354
Ginnie Mae I Pool 4% 11/15/2042	15,269	14,588
Ginnie Mae I Pool 4% 12/15/2039	80,572	77,417
Ginnie Mae I Pool 4% 12/15/2039	18,378	17,661
Ginnie Mae I Pool 4% 12/15/2040	9,505	9,103
Ginnie Mae I Pool 4% 12/15/2040	6,432	6,161
Ginnie Mae I Pool 4% 12/15/2040	4,619	4,434
Ginnie Mae I Pool 4% 12/15/2041	149,871	143,721
Ginnie Mae I Pool 4% 12/15/2041	102,014	97,615
Ginnie Mae I Pool 4% 12/15/2041	49,171	47,078
Ginnie Mae I Pool 4% 12/15/2041	27,561	26,383
Ginnie Mae I Pool 4% 12/15/2041	10,171	9,727
Ginnie Mae I Pool 4% 12/15/2041	6,235	5,992
Ginnie Mae I Pool 4% 12/15/2041	4,937	4,728
Ginnie Mae I Pool 4% 12/15/2042	10,324	9,877
Ginnie Mae I Pool 4% 12/15/2046	14,910	13,859
Ginnie Mae I Pool 4% 2/15/2040	119,579	114,822
Ginnie Mae I Pool 4% 2/15/2040	74,088	71,118
Ginnie Mae I Pool 4% 2/15/2040	69,760	67,096
Ginnie Mae I Pool 4% 2/15/2040	20,501	19,699
Ginnie Mae I Pool 4% 2/15/2041	40,619	38,997
Ginnie Mae I Pool 4% 2/15/2041	20,744	19,858
Ginnie Mae I Pool 4% 2/15/2042	47,965	45,924
Ginnie Mae I Pool 4% 3/15/2040	607,292	583,227
Ginnie Mae I Pool 4% 3/15/2041	300,360	288,411
Ginnie Mae I Pool 4% 3/15/2041	15,720	15,092
Ginnie Mae I Pool 4% 3/15/2041	14,408	13,784
Ginnie Mae I Pool 4% 3/15/2042	173,035	165,574
Ginnie Mae I Pool 4% 3/15/2042	23,246	22,210
Ginnie Mae I Pool 4% 3/15/2042	17,011	16,281
Ginnie Mae I Pool 4% 3/15/2042	7,229	6,912
Ginnie Mae I Pool 4% 3/20/2047	1,849,649	1,723,890
Ginnie Mae I Pool 4% 4/15/2040	55,264	53,028
Ginnie Mae I Pool 4% 4/15/2040	21,296	20,486
Ginnie Mae I Pool 4% 4/15/2042	28,467	27,218
Ginnie Mae I Pool 4% 4/15/2043	8,115	7,788
Ginnie Mae I Pool 4% 4/15/2046	2,248,856	2,137,082
Ginnie Mae I Pool 4% 4/20/2047	1,956,995	1,817,822
Ginnie Mae I Pool 4% 4/20/2047	1,838,526	1,708,927
Ginnie Mae I Pool 4% 5/15/2040	41,079	39,409
Ginnie Mae I Pool 4% 5/15/2041	7,525	7,270
Ginnie Mae I Pool 4% 5/15/2042	6,490	6,301
Ginnie Mae I Pool 4% 5/15/2043	10,810	10,298
Ginnie Mae I Pool 4% 5/15/2043	6,367	6,065
Ginnie Mae I Pool 4% 5/20/2049	1,103,065	1,017,036
Ginnie Mae I Pool 4% 6/15/2041	24,762	23,731
Ginnie Mae I Pool 4% 6/15/2041	16,093	15,513
Ginnie Mae I Pool 4% 6/15/2041	13,001	12,436
Ginnie Mae I Pool 4% 6/15/2042	34,420	32,849
Ginnie Mae I Pool 4% 6/15/2042	2,048	1,956
Ginnie Mae I Pool 4% 6/15/2043	10,094	9,629
Ginnie Mae I Pool 4% 6/15/2043	4,814	4,607
Ginnie Mae I Pool 4% 7/15/2039	31,115	29,916
Ginnie Mae I Pool 4% 7/15/2041	25,906	24,765
Ginnie Mae I Pool 4% 7/15/2041	14,197	13,646
Ginnie Mae I Pool 4% 7/15/2041	14,182	13,589
Ginnie Mae I Pool 4% 7/15/2041	8,115	7,759
Ginnie Mae I Pool 4% 7/15/2041	4,839	4,630
Ginnie Mae I Pool 4% 7/15/2041	3,009	2,883
Ginnie Mae I Pool 4% 7/15/2041	2,589	2,568
Ginnie Mae I Pool 4% 7/15/2046	65,902	61,258
Ginnie Mae I Pool 4% 7/15/2046	42,281	39,301
Ginnie Mae I Pool 4% 8/15/2039	14,778	14,200
Ginnie Mae I Pool 4% 8/15/2039	9,744	9,356
Ginnie Mae I Pool 4% 8/15/2040	6,934	6,663
Ginnie Mae I Pool 4% 8/15/2041	21,258	20,373
Ginnie Mae I Pool 4% 8/15/2041	16,238	15,595
Ginnie Mae I Pool 4% 8/15/2041	6,043	5,819
Ginnie Mae I Pool 4% 8/15/2042	66,508	63,471
Ginnie Mae I Pool 4% 8/15/2042	8,850	8,487
Ginnie Mae I Pool 4% 8/15/2042	3,870	3,717
Ginnie Mae I Pool 4% 8/15/2043	13,586	12,928
Ginnie Mae I Pool 4% 8/15/2043	7,403	7,072
Ginnie Mae I Pool 4% 8/15/2043	3,962	3,771
Ginnie Mae I Pool 4% 9/15/2039	20,517	19,789
Ginnie Mae I Pool 4% 9/15/2040	9,335	8,970
Ginnie Mae I Pool 4% 9/15/2041	151,499	145,138
Ginnie Mae I Pool 4% 9/15/2041	19,857	19,035
Ginnie Mae I Pool 4% 9/15/2041	19,255	18,480
Ginnie Mae I Pool 4% 9/15/2041	8,689	8,303
Ginnie Mae I Pool 4% 9/15/2041	4,396	4,207
Ginnie Mae I Pool 4% 9/15/2041	2,099	2,021
Ginnie Mae I Pool 4.5% 1/15/2041	1,103	1,082
Ginnie Mae I Pool 4.5% 10/15/2039	16,072	15,766
Ginnie Mae I Pool 4.5% 10/15/2039	12,139	11,940
Ginnie Mae I Pool 4.5% 10/15/2039	5,215	5,132
Ginnie Mae I Pool 4.5% 10/15/2039	2,857	2,808
Ginnie Mae I Pool 4.5% 11/15/2039	90,275	88,553
Ginnie Mae I Pool 4.5% 11/15/2039	36,853	36,189
Ginnie Mae I Pool 4.5% 11/15/2039	30,013	29,492
Ginnie Mae I Pool 4.5% 11/15/2039	26,914	26,449
Ginnie Mae I Pool 4.5% 11/15/2039	24,381	24,011
Ginnie Mae I Pool 4.5% 11/15/2039	21,922	21,545
Ginnie Mae I Pool 4.5% 11/15/2039	13,688	13,453
Ginnie Mae I Pool 4.5% 11/15/2039	11,077	10,889
Ginnie Mae I Pool 4.5% 11/15/2039	5,652	5,559
Ginnie Mae I Pool 4.5% 11/15/2039	5,349	5,261
Ginnie Mae I Pool 4.5% 11/15/2039	2,288	2,250
Ginnie Mae I Pool 4.5% 11/15/2039	1,380	1,357
Ginnie Mae I Pool 4.5% 12/15/2039	26,356	25,957
Ginnie Mae I Pool 4.5% 2/15/2040	76,514	75,208
Ginnie Mae I Pool 4.5% 2/15/2040	71,460	70,025
Ginnie Mae I Pool 4.5% 2/15/2040	52,493	51,638
Ginnie Mae I Pool 4.5% 2/15/2040	52,440	51,541
Ginnie Mae I Pool 4.5% 2/15/2040	28,217	27,773
Ginnie Mae I Pool 4.5% 2/15/2040	24,302	23,888
Ginnie Mae I Pool 4.5% 2/15/2040	21,780	21,402
Ginnie Mae I Pool 4.5% 2/15/2040	15,103	14,864
Ginnie Mae I Pool 4.5% 2/15/2040	4,341	4,267
Ginnie Mae I Pool 4.5% 2/15/2040	1,956	1,923
Ginnie Mae I Pool 4.5% 2/15/2041	17,150	16,821
Ginnie Mae I Pool 4.5% 3/15/2040	182,727	179,637
Ginnie Mae I Pool 4.5% 3/15/2040	20,495	20,134
Ginnie Mae I Pool 4.5% 3/15/2040	12,447	12,235
Ginnie Mae I Pool 4.5% 3/15/2040	9,449	9,289
Ginnie Mae I Pool 4.5% 3/15/2041	421,567	413,599
Ginnie Mae I Pool 4.5% 3/15/2041	9,907	9,735
Ginnie Mae I Pool 4.5% 3/15/2041	4,371	4,292
Ginnie Mae I Pool 4.5% 3/15/2041	1,311	1,287
Ginnie Mae I Pool 4.5% 4/15/2040	76,792	75,523
Ginnie Mae I Pool 4.5% 4/15/2040	38,956	38,198
Ginnie Mae I Pool 4.5% 4/15/2040	29,708	29,147
Ginnie Mae I Pool 4.5% 4/15/2040	17,612	17,290
Ginnie Mae I Pool 4.5% 4/15/2040	6,939	6,798
Ginnie Mae I Pool 4.5% 4/15/2040	6,782	6,644
Ginnie Mae I Pool 4.5% 4/20/2053	9,161,628	8,685,385
Ginnie Mae I Pool 4.5% 5/15/2039	14,892	14,651
Ginnie Mae I Pool 4.5% 5/15/2040	95,953	94,316
Ginnie Mae I Pool 4.5% 5/15/2040	9,237	9,064
Ginnie Mae I Pool 4.5% 6/15/2039	50,300	49,530
Ginnie Mae I Pool 4.5% 6/15/2039	44,837	44,096
Ginnie Mae I Pool 4.5% 6/15/2039	8,696	8,555
Ginnie Mae I Pool 4.5% 6/15/2039	7,182	7,065
Ginnie Mae I Pool 4.5% 6/15/2039	6,273	6,172
Ginnie Mae I Pool 4.5% 6/15/2040	348,565	341,783
Ginnie Mae I Pool 4.5% 6/15/2040	204,959	201,462
Ginnie Mae I Pool 4.5% 6/15/2040	100,619	98,864
Ginnie Mae I Pool 4.5% 6/15/2040	51,560	50,684
Ginnie Mae I Pool 4.5% 6/15/2040	50,203	49,350
Ginnie Mae I Pool 4.5% 6/15/2040	43,546	42,787
Ginnie Mae I Pool 4.5% 6/15/2040	41,362	40,647
Ginnie Mae I Pool 4.5% 6/15/2040	6,304	6,195
Ginnie Mae I Pool 4.5% 6/15/2040	4,078	4,004
Ginnie Mae I Pool 4.5% 7/15/2039	43,868	43,161
Ginnie Mae I Pool 4.5% 7/15/2039	2,582	2,536
Ginnie Mae I Pool 4.5% 7/15/2040	162,418	159,622
Ginnie Mae I Pool 4.5% 7/15/2040	133,025	130,745
Ginnie Mae I Pool 4.5% 7/15/2040	102,189	100,469
Ginnie Mae I Pool 4.5% 7/15/2040	81,429	80,028
Ginnie Mae I Pool 4.5% 7/15/2040	72,406	71,170
Ginnie Mae I Pool 4.5% 7/15/2040	65,223	64,076
Ginnie Mae I Pool 4.5% 7/15/2040	11,034	10,841
Ginnie Mae I Pool 4.5% 7/15/2040	6,493	6,377
Ginnie Mae I Pool 4.5% 7/15/2040	2,804	2,755
Ginnie Mae I Pool 4.5% 8/15/2039	430,135	423,095
Ginnie Mae I Pool 4.5% 8/15/2039	255,351	251,192
Ginnie Mae I Pool 4.5% 8/15/2039	215,682	212,186
Ginnie Mae I Pool 4.5% 8/15/2039	88,448	86,966
Ginnie Mae I Pool 4.5% 8/15/2039	40,825	40,167
Ginnie Mae I Pool 4.5% 8/15/2039	7,039	6,922
Ginnie Mae I Pool 4.5% 8/15/2040	23,639	23,230
Ginnie Mae I Pool 4.5% 8/15/2040	18,708	18,269
Ginnie Mae I Pool 4.5% 8/15/2040	8,244	8,096
Ginnie Mae I Pool 4.5% 8/15/2040	4,323	4,243
Ginnie Mae I Pool 4.5% 8/15/2040	3,302	3,246
Ginnie Mae I Pool 4.5% 8/15/2040	2,131	2,094
Ginnie Mae I Pool 4.5% 8/15/2041	9,244	9,088
Ginnie Mae I Pool 4.5% 9/15/2039	78,078	76,776
Ginnie Mae I Pool 4.5% 9/15/2039	36,448	35,854
Ginnie Mae I Pool 4.5% 9/15/2039	15,028	14,787
Ginnie Mae I Pool 4.5% 9/15/2039	14,344	14,104
Ginnie Mae I Pool 4.5% 9/15/2040	12,575	12,363
Ginnie Mae I Pool 4.5% 9/15/2040	6,052	5,944
Ginnie Mae I Pool 5% 1/15/2034	2,883	2,897
Ginnie Mae I Pool 5% 1/15/2039	34,247	34,413
Ginnie Mae I Pool 5% 1/15/2040	1,263	1,268
Ginnie Mae I Pool 5% 10/15/2033	1,668	1,676
Ginnie Mae I Pool 5% 10/15/2034	3,813	3,831
Ginnie Mae I Pool 5% 10/15/2034	2,486	2,498
Ginnie Mae I Pool 5% 10/15/2039	29,732	29,872
Ginnie Mae I Pool 5% 10/15/2039	22,278	22,382
Ginnie Mae I Pool 5% 10/15/2039	17,778	17,861
Ginnie Mae I Pool 5% 10/15/2039	10,015	10,062
Ginnie Mae I Pool 5% 10/15/2039	5,914	5,942
Ginnie Mae I Pool 5% 11/15/2033	7,185	7,219
Ginnie Mae I Pool 5% 11/15/2033	7,187	7,209
Ginnie Mae I Pool 5% 11/15/2033	3,820	3,837
Ginnie Mae I Pool 5% 11/15/2033	2,419	2,429
Ginnie Mae I Pool 5% 11/15/2033	1,001	1,006
Ginnie Mae I Pool 5% 11/15/2035	7,736	7,773
Ginnie Mae I Pool 5% 11/15/2039	27,239	27,365
Ginnie Mae I Pool 5% 11/15/2039	19,210	19,302
Ginnie Mae I Pool 5% 11/15/2039	11,828	11,883
Ginnie Mae I Pool 5% 11/15/2039	10,795	10,845
Ginnie Mae I Pool 5% 11/15/2039	2,529	2,541
Ginnie Mae I Pool 5% 11/15/2039	2,219	2,230
Ginnie Mae I Pool 5% 11/15/2040	11,067	11,118
Ginnie Mae I Pool 5% 11/15/2040	2,947	2,959
Ginnie Mae I Pool 5% 12/15/2032	347	348
Ginnie Mae I Pool 5% 12/15/2033	2,444	2,454
Ginnie Mae I Pool 5% 12/15/2037	8,253	8,292
Ginnie Mae I Pool 5% 12/15/2039	26,883	27,007
Ginnie Mae I Pool 5% 12/15/2039	13,836	13,901
Ginnie Mae I Pool 5% 12/15/2039	11,668	11,721
Ginnie Mae I Pool 5% 2/15/2034	5,267	5,292
Ginnie Mae I Pool 5% 2/15/2039	59,697	59,979
Ginnie Mae I Pool 5% 2/15/2040	3,981	4,000
Ginnie Mae I Pool 5% 3/15/2035	10,651	10,703
Ginnie Mae I Pool 5% 3/15/2036	22,339	22,448
Ginnie Mae I Pool 5% 3/15/2036	15,308	15,356
Ginnie Mae I Pool 5% 3/15/2036	6,522	6,554
Ginnie Mae I Pool 5% 3/15/2040	7,589	7,625
Ginnie Mae I Pool 5% 3/15/2041	22,696	22,795
Ginnie Mae I Pool 5% 3/15/2041	13,299	13,359
Ginnie Mae I Pool 5% 3/15/2041	3,177	3,191
Ginnie Mae I Pool 5% 4/15/2033	2,920	2,933
Ginnie Mae I Pool 5% 4/15/2033	2,372	2,382
Ginnie Mae I Pool 5% 4/15/2033	1,801	1,808
Ginnie Mae I Pool 5% 4/15/2035	14,483	14,553
Ginnie Mae I Pool 5% 4/15/2039	4,753	4,776
Ginnie Mae I Pool 5% 4/15/2040	198,636	199,561
Ginnie Mae I Pool 5% 4/15/2040	190,252	191,134
Ginnie Mae I Pool 5% 4/15/2040	11,499	11,551
Ginnie Mae I Pool 5% 4/15/2040	4,069	4,087
Ginnie Mae I Pool 5% 4/15/2040	2,162	2,172
Ginnie Mae I Pool 5% 4/15/2041	41,231	41,410
Ginnie Mae I Pool 5% 4/15/2041	9,804	9,847
Ginnie Mae I Pool 5% 4/15/2041	3,677	3,693
Ginnie Mae I Pool 5% 4/15/2041	2,481	2,493
Ginnie Mae I Pool 5% 4/20/2048	3,917,564	3,901,411
Ginnie Mae I Pool 5% 5/15/2033	25,568	25,668
Ginnie Mae I Pool 5% 5/15/2033	12,648	12,700
Ginnie Mae I Pool 5% 5/15/2033	3,297	3,311
Ginnie Mae I Pool 5% 5/15/2034	114,695	115,235
Ginnie Mae I Pool 5% 5/15/2036	1,015	1,019
Ginnie Mae I Pool 5% 5/15/2039	44,683	44,896
Ginnie Mae I Pool 5% 5/15/2039	31,913	32,064
Ginnie Mae I Pool 5% 5/15/2040	11,653	11,706
Ginnie Mae I Pool 5% 5/15/2040	7,058	7,091
Ginnie Mae I Pool 5% 5/15/2040	2,471	2,482
Ginnie Mae I Pool 5% 6/15/2033	1,702	1,709
Ginnie Mae I Pool 5% 6/15/2033	1,669	1,676
Ginnie Mae I Pool 5% 6/15/2033	663	665
Ginnie Mae I Pool 5% 6/15/2033	366	367
Ginnie Mae I Pool 5% 6/15/2034	2,161	2,171
Ginnie Mae I Pool 5% 6/15/2036	9,237	9,282
Ginnie Mae I Pool 5% 6/15/2039	4,468	4,489
Ginnie Mae I Pool 5% 6/15/2039	1,260	1,266
Ginnie Mae I Pool 5% 6/15/2040	604,894	607,698
Ginnie Mae I Pool 5% 6/15/2040	20,303	20,390
Ginnie Mae I Pool 5% 6/15/2040	16,997	17,075
Ginnie Mae I Pool 5% 6/15/2040	10,197	10,242
Ginnie Mae I Pool 5% 6/15/2040	2,176	2,185
Ginnie Mae I Pool 5% 6/15/2041	27,774	27,899
Ginnie Mae I Pool 5% 6/15/2041	3,851	3,868
Ginnie Mae I Pool 5% 6/15/2041	3,767	3,785
Ginnie Mae I Pool 5% 7/15/2034	3,441	3,458
Ginnie Mae I Pool 5% 7/15/2035	47,148	47,377
Ginnie Mae I Pool 5% 7/15/2039	57,381	57,654
Ginnie Mae I Pool 5% 7/15/2039	27,205	27,334
Ginnie Mae I Pool 5% 7/15/2039	1,960	1,969
Ginnie Mae I Pool 5% 7/15/2040	32,806	32,959
Ginnie Mae I Pool 5% 7/15/2040	24,104	24,214
Ginnie Mae I Pool 5% 7/15/2040	16,810	16,888
Ginnie Mae I Pool 5% 7/15/2040	14,667	14,734
Ginnie Mae I Pool 5% 7/15/2040	13,125	13,185
Ginnie Mae I Pool 5% 7/15/2040	10,485	10,533
Ginnie Mae I Pool 5% 7/15/2040	3,446	3,462
Ginnie Mae I Pool 5% 7/15/2040	1,987	1,996
Ginnie Mae I Pool 5% 8/15/2033	27,982	28,091
Ginnie Mae I Pool 5% 8/15/2033	19,790	19,876
Ginnie Mae I Pool 5% 8/15/2033	10,444	10,494
Ginnie Mae I Pool 5% 8/15/2033	7,149	7,180
Ginnie Mae I Pool 5% 8/15/2033	3,303	3,316
Ginnie Mae I Pool 5% 8/15/2033	3,004	3,018
Ginnie Mae I Pool 5% 8/15/2035	912	916
Ginnie Mae I Pool 5% 8/15/2039	25,811	25,933
Ginnie Mae I Pool 5% 8/15/2039	21,033	21,132
Ginnie Mae I Pool 5% 8/15/2039	9,222	9,265
Ginnie Mae I Pool 5% 8/15/2039	6,480	6,510
Ginnie Mae I Pool 5% 8/15/2039	4,281	4,301
Ginnie Mae I Pool 5% 8/15/2039	4,158	4,178
Ginnie Mae I Pool 5% 8/15/2039	1,338	1,344
Ginnie Mae I Pool 5% 8/15/2039	973	978
Ginnie Mae I Pool 5% 8/15/2040	48,661	48,884
Ginnie Mae I Pool 5% 8/15/2040	42,247	42,441
Ginnie Mae I Pool 5% 8/15/2040	40,659	40,845
Ginnie Mae I Pool 5% 8/15/2040	11,016	11,065
Ginnie Mae I Pool 5% 8/15/2041	1,510	1,517
Ginnie Mae I Pool 5% 9/15/2033	28,025	28,156
Ginnie Mae I Pool 5% 9/15/2035	2,266	2,277
Ginnie Mae I Pool 5% 9/15/2036	44,017	44,233
Ginnie Mae I Pool 5% 9/15/2036	9,614	9,659
Ginnie Mae I Pool 5% 9/15/2037	2,648	2,661
Ginnie Mae I Pool 5% 9/15/2039	169,886	170,691
Ginnie Mae I Pool 5% 9/15/2039	31,550	31,698
Ginnie Mae I Pool 5% 9/15/2039	23,434	23,544
Ginnie Mae I Pool 5% 9/15/2039	12,355	12,412
Ginnie Mae I Pool 5% 9/15/2039	9,541	9,585
Ginnie Mae I Pool 5% 9/15/2039	8,891	8,932
Ginnie Mae I Pool 5% 9/15/2039	8,653	8,694
Ginnie Mae I Pool 5% 9/15/2039	6,596	6,627
Ginnie Mae I Pool 5% 9/15/2039	5,834	5,862
Ginnie Mae I Pool 5% 9/15/2039	2,886	2,899
Ginnie Mae I Pool 5% 9/15/2039	2,409	2,420
Ginnie Mae I Pool 5% 9/15/2039	2,381	2,392
Ginnie Mae I Pool 5% 9/15/2039	2,266	2,276
Ginnie Mae I Pool 5% 9/15/2040	25,927	26,047
Ginnie Mae I Pool 5% 9/15/2040	17,367	17,446
Ginnie Mae I Pool 5% 9/15/2040	7,849	7,882
Ginnie Mae I Pool 5% 9/15/2040	5,232	5,256
Ginnie Mae I Pool 5% 9/15/2041	442,989	445,066
Ginnie Mae I Pool 5.5% 1/15/2034	354	360
Ginnie Mae I Pool 5.5% 10/15/2035	21,054	21,425
Ginnie Mae I Pool 5.5% 12/15/2038	826	842
Ginnie Mae I Pool 5.5% 3/15/2034	1,335	1,356
Ginnie Mae I Pool 5.5% 3/15/2034	531	538
Ginnie Mae I Pool 5.5% 3/15/2039	1,531	1,561
Ginnie Mae I Pool 5.5% 3/20/2054	14,307,326	14,303,154
Ginnie Mae I Pool 5.5% 4/15/2034	1,615	1,640
Ginnie Mae I Pool 5.5% 4/15/2034	450	457
Ginnie Mae I Pool 5.5% 5/15/2034	5,673	5,769
Ginnie Mae I Pool 5.5% 5/15/2034	1,682	1,709
Ginnie Mae I Pool 5.5% 5/15/2034	838	852
Ginnie Mae I Pool 5.5% 5/15/2034	721	733
Ginnie Mae I Pool 5.5% 5/15/2034	472	479
Ginnie Mae I Pool 5.5% 5/15/2034	301	306
Ginnie Mae I Pool 5.5% 5/15/2039	15,475	15,780
Ginnie Mae I Pool 5.5% 6/15/2039	2,188	2,230
Ginnie Mae I Pool 5.5% 6/15/2039	783	794
Ginnie Mae I Pool 5.5% 7/15/2033	1,215	1,235
Ginnie Mae I Pool 5.5% 7/15/2038	524	534
Ginnie Mae I Pool 5.5% 7/15/2039	13,910	14,190
Ginnie Mae I Pool 5.5% 8/15/2033	4,266	4,335
Ginnie Mae I Pool 5.5% 9/15/2039	96,933	98,884
Ginnie Mae I Pool 5.5% 9/15/2039	91,656	93,498
Ginnie Mae I Pool 6% 10/15/2030	6,855	6,986
Ginnie Mae I Pool 6% 10/15/2039	3,816	3,959
Ginnie Mae I Pool 6% 11/15/2037	1,424	1,473
Ginnie Mae I Pool 6% 11/15/2039	10,900	11,316
Ginnie Mae I Pool 6% 11/15/2039	6,281	6,519
Ginnie Mae I Pool 6% 11/15/2039	4,142	4,296
Ginnie Mae I Pool 6% 11/15/2039	2,487	2,576
Ginnie Mae I Pool 6% 11/15/2039	2,102	2,167
Ginnie Mae I Pool 6% 11/15/2039	1,626	1,685
Ginnie Mae I Pool 6% 11/15/2039	961	997
Ginnie Mae I Pool 6% 12/15/2034	1,081	1,113
Ginnie Mae I Pool 6.5% 10/15/2034	13,841	14,320
Ginnie Mae I Pool 6.5% 10/15/2034	2,691	2,776
Ginnie Mae I Pool 6.5% 10/15/2034	1,538	1,593
Ginnie Mae I Pool 6.5% 10/15/2035	8,928	9,267
Ginnie Mae I Pool 6.5% 10/15/2036	3,748	3,887
Ginnie Mae I Pool 6.5% 11/15/2034	3,527	3,616
Ginnie Mae I Pool 6.5% 3/15/2035	632	649
Ginnie Mae I Pool 6.5% 6/15/2037	3,494	3,631
Ginnie Mae I Pool 6.5% 7/15/2035	1,059	1,097
Ginnie Mae I Pool 6.5% 8/15/2034	15,695	16,216
Ginnie Mae I Pool 6.5% 8/15/2034	369	379
Ginnie Mae I Pool 6.5% 8/15/2036	2,548	2,655
Ginnie Mae I Pool 6.5% 9/15/2034	6,032	6,233
Ginnie Mae I Pool 6.5% 9/15/2035	433	442
Ginnie Mae I Pool 7% 1/15/2026	5	5
Ginnie Mae I Pool 7% 1/15/2027	25	25
Ginnie Mae I Pool 7% 1/15/2028	496	498
Ginnie Mae I Pool 7% 1/15/2028	251	253
Ginnie Mae I Pool 7% 1/15/2028	185	187
Ginnie Mae I Pool 7% 1/15/2028	177	179
Ginnie Mae I Pool 7% 1/15/2028	176	178
Ginnie Mae I Pool 7% 1/15/2028	159	161
Ginnie Mae I Pool 7% 1/15/2028	122	123
Ginnie Mae I Pool 7% 1/15/2028	77	77
Ginnie Mae I Pool 7% 1/15/2028	57	58
Ginnie Mae I Pool 7% 1/15/2029	460	468
Ginnie Mae I Pool 7% 1/15/2029	327	332
Ginnie Mae I Pool 7% 1/15/2029	255	259
Ginnie Mae I Pool 7% 1/15/2029	181	184
Ginnie Mae I Pool 7% 1/15/2029	122	124
Ginnie Mae I Pool 7% 1/15/2030	1,449	1,478
Ginnie Mae I Pool 7% 1/15/2030	139	141
Ginnie Mae I Pool 7% 1/15/2031	1,412	1,451
Ginnie Mae I Pool 7% 1/15/2031	450	461
Ginnie Mae I Pool 7% 1/15/2032	2,828	2,910
Ginnie Mae I Pool 7% 10/15/2025	10	10
Ginnie Mae I Pool 7% 10/15/2026	127	128
Ginnie Mae I Pool 7% 10/15/2028	1,327	1,347
Ginnie Mae I Pool 7% 10/15/2028	243	246
Ginnie Mae I Pool 7% 10/15/2029	522	533
Ginnie Mae I Pool 7% 10/15/2030	390	398
Ginnie Mae I Pool 7% 10/15/2031	2,407	2,481
Ginnie Mae I Pool 7% 10/15/2031	596	612
Ginnie Mae I Pool 7% 10/15/2031	593	602
Ginnie Mae I Pool 7% 10/15/2031	478	492
Ginnie Mae I Pool 7% 10/15/2031	38	39
Ginnie Mae I Pool 7% 11/15/2027	36	36
Ginnie Mae I Pool 7% 11/15/2028	203	207
Ginnie Mae I Pool 7% 11/15/2028	80	81
Ginnie Mae I Pool 7% 11/15/2029	1,237	1,265
Ginnie Mae I Pool 7% 11/15/2031	1,442	1,472
Ginnie Mae I Pool 7% 11/15/2031	1,372	1,412
Ginnie Mae I Pool 7% 11/15/2031	403	415
Ginnie Mae I Pool 7% 11/15/2031	361	371
Ginnie Mae I Pool 7% 11/15/2032	344	353
Ginnie Mae I Pool 7% 12/15/2025	14	14
Ginnie Mae I Pool 7% 12/15/2026	7	7
Ginnie Mae I Pool 7% 12/15/2027	664	672
Ginnie Mae I Pool 7% 12/15/2027	284	288
Ginnie Mae I Pool 7% 12/15/2027	185	187
Ginnie Mae I Pool 7% 12/15/2027	109	111
Ginnie Mae I Pool 7% 12/15/2027	44	44
Ginnie Mae I Pool 7% 12/15/2028	510	518
Ginnie Mae I Pool 7% 12/15/2028	467	475
Ginnie Mae I Pool 7% 12/15/2028	214	217
Ginnie Mae I Pool 7% 12/15/2028	86	87
Ginnie Mae I Pool 7% 12/15/2028	61	61
Ginnie Mae I Pool 7% 12/15/2030	639	657
Ginnie Mae I Pool 7% 12/15/2031	2,319	2,386
Ginnie Mae I Pool 7% 12/15/2031	1,092	1,125
Ginnie Mae I Pool 7% 12/15/2031	106	109
Ginnie Mae I Pool 7% 2/15/2028	250	252
Ginnie Mae I Pool 7% 2/15/2028	236	238
Ginnie Mae I Pool 7% 2/15/2028	207	210
Ginnie Mae I Pool 7% 2/15/2028	150	152
Ginnie Mae I Pool 7% 2/15/2028	109	109
Ginnie Mae I Pool 7% 2/15/2028	77	78
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	27	27
Ginnie Mae I Pool 7% 2/15/2028	14	14
Ginnie Mae I Pool 7% 2/15/2029	143	144
Ginnie Mae I Pool 7% 2/15/2029	98	100
Ginnie Mae I Pool 7% 2/15/2030	565	578
Ginnie Mae I Pool 7% 2/15/2032	3,558	3,671
Ginnie Mae I Pool 7% 2/15/2032	2,904	2,950
Ginnie Mae I Pool 7% 2/15/2032	987	1,017
Ginnie Mae I Pool 7% 2/15/2032	362	373
Ginnie Mae I Pool 7% 2/15/2032	314	318
Ginnie Mae I Pool 7% 2/15/2032	240	247
Ginnie Mae I Pool 7% 3/15/2028	882	894
Ginnie Mae I Pool 7% 3/15/2028	515	521
Ginnie Mae I Pool 7% 3/15/2028	290	293
Ginnie Mae I Pool 7% 3/15/2028	263	264
Ginnie Mae I Pool 7% 3/15/2028	245	248
Ginnie Mae I Pool 7% 3/15/2028	144	146
Ginnie Mae I Pool 7% 3/15/2028	94	95
Ginnie Mae I Pool 7% 3/15/2028	90	91
Ginnie Mae I Pool 7% 3/15/2028	50	50
Ginnie Mae I Pool 7% 3/15/2029	638	649
Ginnie Mae I Pool 7% 3/15/2029	284	289
Ginnie Mae I Pool 7% 3/15/2029	178	180
Ginnie Mae I Pool 7% 3/15/2029	90	91
Ginnie Mae I Pool 7% 3/15/2029	66	67
Ginnie Mae I Pool 7% 3/15/2029	50	50
Ginnie Mae I Pool 7% 3/15/2031	229	236
Ginnie Mae I Pool 7% 3/15/2031	227	232
Ginnie Mae I Pool 7% 3/15/2031	164	168
Ginnie Mae I Pool 7% 3/15/2031	81	83
Ginnie Mae I Pool 7% 3/15/2032	1,409	1,453
Ginnie Mae I Pool 7% 3/15/2032	697	720
Ginnie Mae I Pool 7% 3/15/2032	610	629
Ginnie Mae I Pool 7% 3/15/2032	345	354
Ginnie Mae I Pool 7% 3/15/2032	167	171
Ginnie Mae I Pool 7% 3/15/2032	140	144
Ginnie Mae I Pool 7% 3/15/2032	115	119
Ginnie Mae I Pool 7% 3/15/2032	32	33
Ginnie Mae I Pool 7% 4/15/2028	448	454
Ginnie Mae I Pool 7% 4/15/2028	288	292
Ginnie Mae I Pool 7% 4/15/2028	218	220
Ginnie Mae I Pool 7% 4/15/2028	170	172
Ginnie Mae I Pool 7% 4/15/2028	125	126
Ginnie Mae I Pool 7% 4/15/2028	93	94
Ginnie Mae I Pool 7% 4/15/2028	84	85
Ginnie Mae I Pool 7% 4/15/2028	53	53
Ginnie Mae I Pool 7% 4/15/2028	43	44
Ginnie Mae I Pool 7% 4/15/2028	36	36
Ginnie Mae I Pool 7% 4/15/2028	22	23
Ginnie Mae I Pool 7% 4/15/2028	20	20
Ginnie Mae I Pool 7% 4/15/2028	15	15
Ginnie Mae I Pool 7% 4/15/2029	456	464
Ginnie Mae I Pool 7% 4/15/2029	69	71
Ginnie Mae I Pool 7% 4/15/2029	42	42
Ginnie Mae I Pool 7% 4/15/2030	319	327
Ginnie Mae I Pool 7% 4/15/2031	1,727	1,774
Ginnie Mae I Pool 7% 4/15/2031	683	702
Ginnie Mae I Pool 7% 4/15/2031	394	405
Ginnie Mae I Pool 7% 4/15/2031	166	170
Ginnie Mae I Pool 7% 4/15/2031	150	154
Ginnie Mae I Pool 7% 4/15/2032	2,167	2,238
Ginnie Mae I Pool 7% 4/15/2032	1,148	1,182
Ginnie Mae I Pool 7% 4/15/2032	786	811
Ginnie Mae I Pool 7% 4/15/2032	745	765
Ginnie Mae I Pool 7% 4/15/2032	595	614
Ginnie Mae I Pool 7% 4/15/2032	344	354
Ginnie Mae I Pool 7% 4/15/2032	320	329
Ginnie Mae I Pool 7% 4/15/2032	308	318
Ginnie Mae I Pool 7% 4/15/2032	304	312
Ginnie Mae I Pool 7% 4/15/2032	284	293
Ginnie Mae I Pool 7% 4/15/2032	195	200
Ginnie Mae I Pool 7% 4/15/2032	103	104
Ginnie Mae I Pool 7% 4/20/2032	30,098	31,193
Ginnie Mae I Pool 7% 5/15/2027	14	14
Ginnie Mae I Pool 7% 5/15/2028	412	415
Ginnie Mae I Pool 7% 5/15/2028	85	86
Ginnie Mae I Pool 7% 5/15/2028	83	84
Ginnie Mae I Pool 7% 5/15/2028	65	66
Ginnie Mae I Pool 7% 5/15/2028	61	62
Ginnie Mae I Pool 7% 5/15/2028	20	20
Ginnie Mae I Pool 7% 5/15/2028	19	19
Ginnie Mae I Pool 7% 5/15/2029	282	288
Ginnie Mae I Pool 7% 5/15/2030	390	397
Ginnie Mae I Pool 7% 5/15/2031	837	859
Ginnie Mae I Pool 7% 5/15/2031	352	362
Ginnie Mae I Pool 7% 5/15/2031	237	240
Ginnie Mae I Pool 7% 5/15/2032	1,719	1,766
Ginnie Mae I Pool 7% 5/15/2032	1,150	1,188
Ginnie Mae I Pool 7% 5/15/2032	1,098	1,128
Ginnie Mae I Pool 7% 5/15/2032	458	465
Ginnie Mae I Pool 7% 5/15/2032	422	435
Ginnie Mae I Pool 7% 5/15/2032	374	384
Ginnie Mae I Pool 7% 5/15/2032	342	350
Ginnie Mae I Pool 7% 5/15/2032	304	314
Ginnie Mae I Pool 7% 5/15/2032	299	308
Ginnie Mae I Pool 7% 5/15/2032	267	275
Ginnie Mae I Pool 7% 5/15/2032	243	251
Ginnie Mae I Pool 7% 5/15/2032	142	146
Ginnie Mae I Pool 7% 5/15/2032	125	129
Ginnie Mae I Pool 7% 6/15/2028	506	513
Ginnie Mae I Pool 7% 6/15/2028	481	487
Ginnie Mae I Pool 7% 6/15/2028	311	315
Ginnie Mae I Pool 7% 6/15/2028	229	232
Ginnie Mae I Pool 7% 6/15/2028	169	172
Ginnie Mae I Pool 7% 6/15/2028	165	167
Ginnie Mae I Pool 7% 6/15/2028	133	135
Ginnie Mae I Pool 7% 6/15/2028	100	101
Ginnie Mae I Pool 7% 6/15/2028	85	86
Ginnie Mae I Pool 7% 6/15/2028	75	76
Ginnie Mae I Pool 7% 6/15/2028	53	53
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	38	38
Ginnie Mae I Pool 7% 6/15/2028	35	35
Ginnie Mae I Pool 7% 6/15/2029	543	554
Ginnie Mae I Pool 7% 6/15/2029	244	249
Ginnie Mae I Pool 7% 6/15/2029	170	173
Ginnie Mae I Pool 7% 6/15/2029	97	99
Ginnie Mae I Pool 7% 6/15/2031	2,080	2,140
Ginnie Mae I Pool 7% 6/15/2031	1,081	1,111
Ginnie Mae I Pool 7% 6/15/2031	927	954
Ginnie Mae I Pool 7% 6/15/2031	120	120
Ginnie Mae I Pool 7% 6/15/2031	36	37
Ginnie Mae I Pool 7% 6/15/2032	1,494	1,536
Ginnie Mae I Pool 7% 6/15/2032	858	881
Ginnie Mae I Pool 7% 6/15/2032	647	667
Ginnie Mae I Pool 7% 6/15/2032	401	411
Ginnie Mae I Pool 7% 6/15/2032	338	349
Ginnie Mae I Pool 7% 6/15/2032	296	304
Ginnie Mae I Pool 7% 6/15/2032	261	269
Ginnie Mae I Pool 7% 6/15/2032	219	226
Ginnie Mae I Pool 7% 6/15/2032	118	120
Ginnie Mae I Pool 7% 7/15/2028	633	640
Ginnie Mae I Pool 7% 7/15/2028	558	565
Ginnie Mae I Pool 7% 7/15/2028	545	553
Ginnie Mae I Pool 7% 7/15/2028	280	284
Ginnie Mae I Pool 7% 7/15/2028	279	283
Ginnie Mae I Pool 7% 7/15/2028	148	150
Ginnie Mae I Pool 7% 7/15/2028	120	121
Ginnie Mae I Pool 7% 7/15/2028	105	107
Ginnie Mae I Pool 7% 7/15/2028	94	95
Ginnie Mae I Pool 7% 7/15/2028	89	90
Ginnie Mae I Pool 7% 7/15/2028	85	85
Ginnie Mae I Pool 7% 7/15/2028	41	42
Ginnie Mae I Pool 7% 7/15/2028	28	28
Ginnie Mae I Pool 7% 7/15/2029	432	440
Ginnie Mae I Pool 7% 7/15/2029	328	334
Ginnie Mae I Pool 7% 7/15/2029	209	213
Ginnie Mae I Pool 7% 7/15/2029	35	36
Ginnie Mae I Pool 7% 7/15/2031	1,524	1,570
Ginnie Mae I Pool 7% 7/15/2031	982	1,008
Ginnie Mae I Pool 7% 7/15/2031	829	852
Ginnie Mae I Pool 7% 7/15/2031	399	408
Ginnie Mae I Pool 7% 7/15/2031	17	18
Ginnie Mae I Pool 7% 7/15/2031	10	10
Ginnie Mae I Pool 7% 7/15/2032	761	787
Ginnie Mae I Pool 7% 7/15/2032	663	681
Ginnie Mae I Pool 7% 7/15/2032	550	568
Ginnie Mae I Pool 7% 7/15/2032	518	533
Ginnie Mae I Pool 7% 7/15/2032	473	482
Ginnie Mae I Pool 7% 7/15/2032	457	470
Ginnie Mae I Pool 7% 7/15/2032	85	88
Ginnie Mae I Pool 7% 7/15/2032	77	80
Ginnie Mae I Pool 7% 8/15/2025	7	7
Ginnie Mae I Pool 7% 8/15/2025	1	1
Ginnie Mae I Pool 7% 8/15/2028	61	62
Ginnie Mae I Pool 7% 8/15/2029	84	85
Ginnie Mae I Pool 7% 8/15/2029	54	54
Ginnie Mae I Pool 7% 8/15/2031	2,018	2,077
Ginnie Mae I Pool 7% 8/15/2031	1,251	1,289
Ginnie Mae I Pool 7% 8/15/2031	368	379
Ginnie Mae I Pool 7% 8/15/2031	218	224
Ginnie Mae I Pool 7% 8/15/2031	212	218
Ginnie Mae I Pool 7% 8/15/2032	628	649
Ginnie Mae I Pool 7% 8/15/2032	615	630
Ginnie Mae I Pool 7% 8/15/2032	397	409
Ginnie Mae I Pool 7% 8/15/2032	252	261
Ginnie Mae I Pool 7% 8/15/2032	227	233
Ginnie Mae I Pool 7% 8/15/2032	187	193
Ginnie Mae I Pool 7% 8/15/2032	113	114
Ginnie Mae I Pool 7% 9/15/2025	2	2
Ginnie Mae I Pool 7% 9/15/2027	34	34
Ginnie Mae I Pool 7% 9/15/2028	439	446
Ginnie Mae I Pool 7% 9/15/2028	175	178
Ginnie Mae I Pool 7% 9/15/2028	65	66
Ginnie Mae I Pool 7% 9/15/2028	61	62
Ginnie Mae I Pool 7% 9/15/2028	53	53
Ginnie Mae I Pool 7% 9/15/2028	38	38
Ginnie Mae I Pool 7% 9/15/2029	55	56
Ginnie Mae I Pool 7% 9/15/2031	1,489	1,533
Ginnie Mae I Pool 7% 9/15/2031	1,233	1,269
Ginnie Mae I Pool 7% 9/15/2031	917	944
Ginnie Mae I Pool 7% 9/15/2031	487	501
Ginnie Mae I Pool 7% 9/15/2031	372	382
Ginnie Mae I Pool 7% 9/15/2031	223	228
Ginnie Mae I Pool 7% 9/15/2031	100	103
Ginnie Mae I Pool 7.5% 1/15/2028	326	330
Ginnie Mae I Pool 7.5% 1/15/2031	206	214
Ginnie Mae I Pool 7.5% 1/15/2031	65	67
Ginnie Mae I Pool 7.5% 10/15/2025	4	4
Ginnie Mae I Pool 7.5% 10/15/2027	807	816
Ginnie Mae I Pool 7.5% 10/15/2027	771	785
Ginnie Mae I Pool 7.5% 10/15/2027	742	755
Ginnie Mae I Pool 7.5% 10/15/2027	632	643
Ginnie Mae I Pool 7.5% 10/15/2027	271	275
Ginnie Mae I Pool 7.5% 10/15/2027	150	153
Ginnie Mae I Pool 7.5% 10/15/2027	69	70
Ginnie Mae I Pool 7.5% 10/15/2027	62	63
Ginnie Mae I Pool 7.5% 10/15/2027	61	62
Ginnie Mae I Pool 7.5% 10/15/2027	59	60
Ginnie Mae I Pool 7.5% 10/15/2027	53	54
Ginnie Mae I Pool 7.5% 10/15/2027	49	49
Ginnie Mae I Pool 7.5% 11/15/2025	66	66
Ginnie Mae I Pool 7.5% 11/15/2025	64	64
Ginnie Mae I Pool 7.5% 11/15/2025	25	25
Ginnie Mae I Pool 7.5% 11/15/2025	17	17
Ginnie Mae I Pool 7.5% 11/15/2025	17	17
Ginnie Mae I Pool 7.5% 11/15/2025	6	6
Ginnie Mae I Pool 7.5% 11/15/2027	61	62
Ginnie Mae I Pool 7.5% 11/15/2027	57	58
Ginnie Mae I Pool 7.5% 12/15/2027	307	313
Ginnie Mae I Pool 7.5% 12/15/2027	253	257
Ginnie Mae I Pool 7.5% 12/15/2027	208	212
Ginnie Mae I Pool 7.5% 12/15/2027	104	106
Ginnie Mae I Pool 7.5% 12/15/2027	79	81
Ginnie Mae I Pool 7.5% 12/15/2027	65	65
Ginnie Mae I Pool 7.5% 12/15/2027	33	33
Ginnie Mae I Pool 7.5% 12/15/2027	25	25
Ginnie Mae I Pool 7.5% 12/15/2027	12	12
Ginnie Mae I Pool 7.5% 2/15/2027	74	75
Ginnie Mae I Pool 7.5% 3/15/2026	24	24
Ginnie Mae I Pool 7.5% 3/15/2026	12	12
Ginnie Mae I Pool 7.5% 3/15/2028	234	239
Ginnie Mae I Pool 7.5% 3/15/2031	756	789
Ginnie Mae I Pool 7.5% 4/15/2026	1	1
Ginnie Mae I Pool 7.5% 4/15/2027	300	302
Ginnie Mae I Pool 7.5% 4/15/2027	123	124
Ginnie Mae I Pool 7.5% 4/15/2027	99	101
Ginnie Mae I Pool 7.5% 4/15/2027	84	85
Ginnie Mae I Pool 7.5% 4/15/2027	78	79
Ginnie Mae I Pool 7.5% 4/15/2027	65	66
Ginnie Mae I Pool 7.5% 4/15/2027	22	22
Ginnie Mae I Pool 7.5% 4/15/2027	21	21
Ginnie Mae I Pool 7.5% 5/15/2027	179	181
Ginnie Mae I Pool 7.5% 5/15/2027	78	79
Ginnie Mae I Pool 7.5% 5/15/2027	5	6
Ginnie Mae I Pool 7.5% 6/15/2027	606	613
Ginnie Mae I Pool 7.5% 6/15/2027	154	156
Ginnie Mae I Pool 7.5% 6/15/2027	63	64
Ginnie Mae I Pool 7.5% 6/15/2027	45	46
Ginnie Mae I Pool 7.5% 6/15/2027	32	32
Ginnie Mae I Pool 7.5% 6/15/2027	16	16
Ginnie Mae I Pool 7.5% 6/15/2027	12	12
Ginnie Mae I Pool 7.5% 6/15/2029	35	35
Ginnie Mae I Pool 7.5% 7/15/2027	669	679
Ginnie Mae I Pool 7.5% 7/15/2027	341	344
Ginnie Mae I Pool 7.5% 7/15/2027	315	319
Ginnie Mae I Pool 7.5% 7/15/2027	238	242
Ginnie Mae I Pool 7.5% 7/15/2027	174	176
Ginnie Mae I Pool 7.5% 7/15/2027	112	113
Ginnie Mae I Pool 7.5% 7/15/2027	81	82
Ginnie Mae I Pool 7.5% 7/15/2027	44	45
Ginnie Mae I Pool 7.5% 7/15/2027	30	30
Ginnie Mae I Pool 7.5% 7/15/2028	1,200	1,228
Ginnie Mae I Pool 7.5% 7/15/2029	196	201
Ginnie Mae I Pool 7.5% 8/15/2027	467	474
Ginnie Mae I Pool 7.5% 8/15/2027	370	376
Ginnie Mae I Pool 7.5% 8/15/2027	137	139
Ginnie Mae I Pool 7.5% 8/15/2027	86	86
Ginnie Mae I Pool 7.5% 8/15/2027	70	71
Ginnie Mae I Pool 7.5% 8/15/2027	47	48
Ginnie Mae I Pool 7.5% 8/15/2027	36	36
Ginnie Mae I Pool 7.5% 8/15/2027	17	17
Ginnie Mae I Pool 7.5% 8/15/2028	606	621
Ginnie Mae I Pool 7.5% 8/15/2028	279	286
Ginnie Mae I Pool 7.5% 8/15/2028	102	104
Ginnie Mae I Pool 7.5% 8/15/2028	37	37
Ginnie Mae I Pool 7.5% 8/15/2029	83	86
Ginnie Mae I Pool 7.5% 9/15/2025	13	13
Ginnie Mae I Pool 7.5% 9/15/2025	2	2
Ginnie Mae I Pool 7.5% 9/15/2025	1	1
Ginnie Mae I Pool 7.5% 9/15/2027	761	775
Ginnie Mae I Pool 7.5% 9/15/2027	72	73
Ginnie Mae I Pool 7.5% 9/15/2027	42	42
Ginnie Mae I Pool 7.5% 9/15/2027	42	42
Ginnie Mae I Pool 7.5% 9/15/2027	40	40
Ginnie Mae I Pool 7.5% 9/15/2028	716	733
Ginnie Mae I Pool 7.5% 9/15/2028	451	459
Ginnie Mae I Pool 7.5% 9/15/2031	1,725	1,789
Ginnie Mae I Pool 8% 1/15/2028	441	448
Ginnie Mae I Pool 8% 10/15/2029	200	205
Ginnie Mae I Pool 8% 11/15/2027	93	94
Ginnie Mae I Pool 8% 12/15/2027	448	455
Ginnie Mae I Pool 8% 12/15/2027	163	165
Ginnie Mae I Pool 8% 12/15/2027	140	141
Ginnie Mae I Pool 8% 12/15/2027	64	65
Ginnie Mae I Pool 8% 7/15/2027	153	155
Ginnie Mae I Pool 8% 8/15/2025	4	4
Ginnie Mae I Pool 8% 8/15/2027	69	69
Ginnie Mae I Pool 8% 8/15/2027	45	45
Ginnie Mae I Pool 8% 9/15/2025	1	1
Ginnie Mae I Pool 8% 9/15/2029	58	59
Ginnie Mae I Pool 8.5% 1/15/2031	1,943	2,012
Ginnie Mae I Pool 8.5% 11/15/2027	48	49
Ginnie Mae I Pool 8.5% 12/15/2029	117	120
Ginnie Mae I Pool 8.5% 7/15/2030	232	239
Ginnie Mae I Pool 8.5% 8/15/2029	149	152
Ginnie Mae II Pool 2% 1/20/2051	72,038,525	57,902,744
Ginnie Mae II Pool 2% 11/20/2050	24,461,472	19,661,513
Ginnie Mae II Pool 2% 12/20/2050	38,286,304	30,773,562
Ginnie Mae II Pool 2% 2/20/2051	46,083,673	37,040,891
Ginnie Mae II Pool 2% 3/20/2052	2,160,962	1,737,602
Ginnie Mae II Pool 2% 4/20/2051	1,605,211	1,290,228
Ginnie Mae II Pool 2% 6/1/2055 (g)	491,325,000	394,743,575
Ginnie Mae II Pool 2% 7/1/2055 (g)	167,250,000	134,353,497
Ginnie Mae II Pool 2% 7/20/2051	148,352	119,334
Ginnie Mae II Pool 2% 9/20/2050	11,607,379	9,336,972
Ginnie Mae II Pool 2.5% 12/20/2051	27,088,563	22,712,693
Ginnie Mae II Pool 2.5% 2/20/2052	24,613,641	20,649,105
Ginnie Mae II Pool 2.5% 3/20/2052	2,504,712	2,100,493
Ginnie Mae II Pool 2.5% 4/20/2052	28,609,090	23,992,063
Ginnie Mae II Pool 2.5% 6/1/2055 (g)	156,600,000	131,236,140
Ginnie Mae II Pool 2.5% 6/20/2051	7,746,159	6,497,270
Ginnie Mae II Pool 2.5% 6/20/2052	3,168,342	2,657,025
Ginnie Mae II Pool 2.5% 7/1/2055 (g)	99,800,000	83,604,606
Ginnie Mae II Pool 2.5% 7/20/2051	26,955,654	22,601,253
Ginnie Mae II Pool 2.5% 7/20/2054	370,965	310,894
Ginnie Mae II Pool 2.5% 9/20/2051	10,987,721	9,212,771
Ginnie Mae II Pool 3% 1/20/2032	2,839,318	2,746,822
Ginnie Mae II Pool 3% 10/20/2031	938,962	908,945
Ginnie Mae II Pool 3% 10/20/2042	3,064	2,774
Ginnie Mae II Pool 3% 10/20/2043	643,691	580,476
Ginnie Mae II Pool 3% 11/20/2031	991,024	959,038
Ginnie Mae II Pool 3% 12/20/2031	1,524,510	1,475,313
Ginnie Mae II Pool 3% 12/20/2042	3,244,031	2,935,896
Ginnie Mae II Pool 3% 12/20/2043	6,604	5,955
Ginnie Mae II Pool 3% 2/20/2031	122,317	118,762
Ginnie Mae II Pool 3% 2/20/2043	91,542	82,820
Ginnie Mae II Pool 3% 2/20/2044	24,215	21,830
Ginnie Mae II Pool 3% 3/20/2031	250,169	242,813
Ginnie Mae II Pool 3% 3/20/2050	7,265,044	6,346,538
Ginnie Mae II Pool 3% 4/20/2031	927,850	900,262
Ginnie Mae II Pool 3% 5/20/2031	1,954,584	1,895,824
Ginnie Mae II Pool 3% 5/20/2042	20,319	18,442
Ginnie Mae II Pool 3% 6/1/2055 (g)	314,550,000	274,129,224
Ginnie Mae II Pool 3% 7/20/2031	25,825	25,024
Ginnie Mae II Pool 3% 8/20/2031	300,338	291,019
Ginnie Mae II Pool 3% 8/20/2042	28,514	25,836
Ginnie Mae II Pool 3% 9/20/2031	120,703	116,920
Ginnie Mae II Pool 3% 9/20/2043	22,453	20,249
Ginnie Mae II Pool 3.5% 1/20/2041	3,486	3,239
Ginnie Mae II Pool 3.5% 1/20/2042	9,770	9,050
Ginnie Mae II Pool 3.5% 1/20/2044	45,358	41,610
Ginnie Mae II Pool 3.5% 10/20/2040	17,239	16,011
Ginnie Mae II Pool 3.5% 10/20/2041	1,562	1,447
Ginnie Mae II Pool 3.5% 10/20/2043	42,286	38,846
Ginnie Mae II Pool 3.5% 11/20/2041	3,893	3,607
Ginnie Mae II Pool 3.5% 12/20/2040	1,372,810	1,276,191
Ginnie Mae II Pool 3.5% 12/20/2041	7,722,799	7,155,479
Ginnie Mae II Pool 3.5% 12/20/2043	43,354	39,793
Ginnie Mae II Pool 3.5% 12/20/2044	4,022	3,677
Ginnie Mae II Pool 3.5% 2/20/2040	2,811	2,611
Ginnie Mae II Pool 3.5% 2/20/2043	182,768	168,638
Ginnie Mae II Pool 3.5% 3/20/2041	14,229	13,218
Ginnie Mae II Pool 3.5% 3/20/2044	12,750	11,693
Ginnie Mae II Pool 3.5% 4/20/2043	259,592	239,391
Ginnie Mae II Pool 3.5% 4/20/2046	75,691	68,240
Ginnie Mae II Pool 3.5% 5/20/2043	3,277,880	3,009,130
Ginnie Mae II Pool 3.5% 5/20/2046	102,897	92,670
Ginnie Mae II Pool 3.5% 5/20/2046	26,281	23,669
Ginnie Mae II Pool 3.5% 6/1/2055 (g)	151,950,000	135,249,282
Ginnie Mae II Pool 3.5% 6/20/2034	1,941	1,844
Ginnie Mae II Pool 3.5% 6/20/2043	109,118	100,567
Ginnie Mae II Pool 3.5% 7/1/2055 (g)	117,500,000	104,544,344
Ginnie Mae II Pool 3.5% 8/20/2043	27,394	25,231
Ginnie Mae II Pool 3.5% 9/20/2040	136,689	126,933
Ginnie Mae II Pool 3.5% 9/20/2041	7,018	6,507
Ginnie Mae II Pool 3.5% 9/20/2043	1,167,096	1,072,265
Ginnie Mae II Pool 4% 1/20/2041	1,670,646	1,601,419
Ginnie Mae II Pool 4% 1/20/2042	125,535	120,051
Ginnie Mae II Pool 4% 1/20/2046	117,725	110,126
Ginnie Mae II Pool 4% 10/20/2040	600,462	575,730
Ginnie Mae II Pool 4% 10/20/2041	1,903,439	1,820,909
Ginnie Mae II Pool 4% 10/20/2044	555,247	526,868
Ginnie Mae II Pool 4% 10/20/2045	13,733	12,868
Ginnie Mae II Pool 4% 11/20/2040	1,580,880	1,515,567
Ginnie Mae II Pool 4% 11/20/2044	380,785	361,259
Ginnie Mae II Pool 4% 11/20/2045	2,548	2,387
Ginnie Mae II Pool 4% 12/20/2044	944,873	896,424
Ginnie Mae II Pool 4% 12/20/2045	150,139	140,447
Ginnie Mae II Pool 4% 2/20/2041	54,770	52,490
Ginnie Mae II Pool 4% 2/20/2046	91,668	85,750
Ginnie Mae II Pool 4% 3/20/2041	141,715	135,812
Ginnie Mae II Pool 4% 3/20/2046	101,088	94,563
Ginnie Mae II Pool 4% 3/20/2047	5,874,516	5,475,104
Ginnie Mae II Pool 4% 5/20/2033	3,016	2,943
Ginnie Mae II Pool 4% 6/1/2055 (g)	46,300,000	42,433,330
Ginnie Mae II Pool 4% 6/20/2044	42,146	40,035
Ginnie Mae II Pool 4% 7/20/2044	370,292	351,615
Ginnie Mae II Pool 4% 7/20/2045	92,607	87,689
Ginnie Mae II Pool 4% 8/20/2041	15,688	15,012
Ginnie Mae II Pool 4% 8/20/2043	230,851	219,656
Ginnie Mae II Pool 4% 8/20/2044	5,530,620	5,250,756
Ginnie Mae II Pool 4% 8/20/2048	9,860,322	9,165,262
Ginnie Mae II Pool 4% 9/20/2040	697,632	668,864
Ginnie Mae II Pool 4% 9/20/2041	291,334	278,742
Ginnie Mae II Pool 4% 9/20/2042	16,832	16,071
Ginnie Mae II Pool 4% 9/20/2045	11,452	10,731
Ginnie Mae II Pool 4.5% 1/20/2041	155,644	153,079
Ginnie Mae II Pool 4.5% 1/20/2055	2,225,666	2,101,625
Ginnie Mae II Pool 4.5% 10/20/2035	1,567	1,549
Ginnie Mae II Pool 4.5% 10/20/2040	32,979	32,442
Ginnie Mae II Pool 4.5% 11/20/2040	33,178	32,634
Ginnie Mae II Pool 4.5% 11/20/2054	75,189,088	70,998,627
Ginnie Mae II Pool 4.5% 2/20/2041	569,625	560,202
Ginnie Mae II Pool 4.5% 2/20/2055	22,580,194	21,321,748
Ginnie Mae II Pool 4.5% 3/20/2036	11,499	11,360
Ginnie Mae II Pool 4.5% 3/20/2041	438,858	431,596
Ginnie Mae II Pool 4.5% 4/20/2041	110,175	108,344
Ginnie Mae II Pool 4.5% 4/20/2055	25,199,999	23,795,545
Ginnie Mae II Pool 4.5% 5/20/2040	38,768	38,149
Ginnie Mae II Pool 4.5% 5/20/2041	483,408	475,341
Ginnie Mae II Pool 4.5% 5/20/2055	500,000	472,134
Ginnie Mae II Pool 4.5% 6/20/2033	5,674	5,619
Ginnie Mae II Pool 4.5% 6/20/2041	954,211	938,161
Ginnie Mae II Pool 4.5% 7/20/2040	63,713	62,682
Ginnie Mae II Pool 4.5% 8/20/2040	7,441	7,320
Ginnie Mae II Pool 4.5% 9/20/2040	343,228	337,640
Ginnie Mae II Pool 5% 1/20/2055	96,461,448	93,637,086
Ginnie Mae II Pool 5% 11/20/2054	9,000,794	8,737,957
Ginnie Mae II Pool 5% 12/20/2054	10,618,914	10,322,929
Ginnie Mae II Pool 5% 6/1/2055 (g)	82,375,000	79,930,983
Ginnie Mae II Pool 5% 9/20/2033	258,640	260,097
Ginnie Mae II Pool 5.5% 1/20/2055	11,645,879	11,627,925
Ginnie Mae II Pool 5.5% 12/20/2054	15,075,896	14,980,810
Ginnie Mae II Pool 5.5% 12/20/2054	14,206,336	14,219,951
Ginnie Mae II Pool 5.5% 6/1/2055 (g)	354,775,000	352,341,812
Ginnie Mae II Pool 5.5% 7/1/2055 (g)	354,775,000	352,009,210
Ginnie Mae II Pool 6% 1/20/2055	13,432,557	13,573,300
Ginnie Mae II Pool 6% 11/20/2031	7,216	7,394
Ginnie Mae II Pool 6% 12/20/2054	27,100,289	27,409,644
Ginnie Mae II Pool 6% 5/20/2032	34,014	34,917
Ginnie Mae II Pool 6% 6/1/2055 (g)	322,800,000	325,935,292
Ginnie Mae II Pool 6% 7/1/2055 (g)	322,800,000	325,443,506
Ginnie Mae II Pool 6.5% 1/20/2032	321	331
Ginnie Mae II Pool 6.5% 11/20/2031	1,275	1,313
Ginnie Mae II Pool 6.5% 3/20/2031	1,611	1,654
Ginnie Mae II Pool 6.5% 4/20/2031	206	211
Ginnie Mae II Pool 6.5% 6/20/2031	189	194
Ginnie Mae II Pool 6.5% 7/20/2031	228	234
Ginnie Mae II Pool 6.5% 8/20/2031	232	239
Ginnie Mae II Pool 7% 2/20/2032	9,121	9,464
Ginnie Mae II Pool 7% 3/20/2032	4,578	4,753
Uniform Mortgage Backed Securities 2% 6/1/2055 (g)	678,350,000	527,284,575
Uniform Mortgage Backed Securities 2% 7/1/2055 (g)	473,700,000	368,412,738
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (g)	183,525,000	149,565,681
Uniform Mortgage Backed Securities 3% 6/1/2055 (g)	102,550,000	87,295,636
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (g)	113,700,000	100,855,402
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (g)	77,875,000	69,062,307
Uniform Mortgage Backed Securities 4% 6/1/2055 (g)	46,300,000	42,451,289
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (g)	14,500,000	13,682,115
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (g)	23,500,000	22,165,285
Uniform Mortgage Backed Securities 5% 6/1/2055 (g)	73,850,000	71,504,664
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (g)	85,600,000	84,770,810
Uniform Mortgage Backed Securities 6% 6/1/2055 (g)	319,000,000	322,202,473
Uniform Mortgage Backed Securities 6% 7/1/2055 (g)	68,725,000	69,326,351
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (g)	103,850,000	106,640,917
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (g)	39,750,000	40,780,996
TOTAL UNITED STATES		10,413,582,640
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,689,060,608)		10,413,582,640

U.S. Treasury Obligations - 31.8%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02 to 1.03	207,334,000	125,955,405
US Treasury Bonds 1.125% 8/15/2040	4.51	5,000,000	3,005,078
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	208,680,000	135,552,332
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	156,075,000	84,560,948
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	199,600,000	134,519,484
US Treasury Bonds 2% 8/15/2051	1.96 to 2.14	516,247,000	290,066,283
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	479,911
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	165,277,000	113,544,008
US Treasury Bonds 3% 2/15/2047	1.17 to 1.19	76,205,000	56,007,698
US Treasury Bonds 3.25% 5/15/2042 (y)	3.37 to 5.18	183,189,000	148,597,766
US Treasury Bonds 3.625% 2/15/2053 (v)	3.80 to 5.06	462,205,000	369,132,078
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	140,567,680
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,627,048
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	5,140,000	4,602,509
US Treasury Bonds 4.125% 8/15/2044	4.65	5,050,000	4,538,096
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	408,006,243
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	555,423,000	496,083,862
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.39	375,900,000	336,136,828
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	41,000,000	38,347,813
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	756,200,000	705,865,438
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	5,690,000	5,396,165
US Treasury Bonds 4.625% 11/15/2044	4.52 to 4.94	85,410,000	82,033,636
US Treasury Bonds 4.625% 2/15/2055	4.50 to 4.88	75,000,000	71,541,053
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.72	6,305,000	6,070,040
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.51	125,000,000	118,901,368
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.41	26,000,000	28,634,531
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	32,887,102	31,290,494
US Treasury Notes 2.625% 7/31/2029 (v)	4.11	11,000,000	10,455,586
US Treasury Notes 2.75% 8/15/2032	2.79	372,411,000	339,257,692
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	242,637,675
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.19	831,000,000	782,276,135
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	172,975,360
US Treasury Notes 3.5% 2/15/2033	4.32	9,000,000	8,570,742
US Treasury Notes 3.5% 9/30/2029	3.91	298,200,000	293,074,688
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,647,365
US Treasury Notes 3.625% 9/30/2031 (v)	3.62 to 4.23	1,169,860,000	1,137,917,335
US Treasury Notes 3.75% 12/31/2030	4.07	3,600,000	3,547,828
US Treasury Notes 3.75% 4/15/2028	3.69	23,690,000	23,614,118
US Treasury Notes 3.75% 5/31/2030	4.47 to 4.59	546,000	540,304
US Treasury Notes 3.75% 8/31/2031	3.73 to 3.74	344,000,000	337,187,187
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	224,244,140
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.77	158,871,000	154,539,284
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	385,920,000	371,714,787
US Treasury Notes 3.875% 9/30/2029	4.15 to 4.16	200,000,000	199,476,562
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	598,523,436
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	281,346,926
US Treasury Notes 4% 2/15/2034	4.20 to 4.74	360,840,000	352,566,051
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,233,226
US Treasury Notes 4% 3/31/2030	3.99	150,000,000	150,257,813
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	122,845,000	121,635,745
US Treasury Notes 4.125% 11/15/2032	3.52 to 3.53	120,103,000	119,572,858
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,317,340
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	3,893,297
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	303,319,474
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	368,000,000	368,467,765
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	405,500,000	401,508,359
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.48	6,270,000	6,199,463
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	353,100,000	356,051,697
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	10,028,391
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	155,750,000	158,360,029
US Treasury Notes 4.375% 12/31/2029	4.39	2,200,000	2,238,500
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	519,401,496
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.44	211,574,000	215,478,746
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	14,100,000	14,457,457
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	902,292
US Treasury Notes 4.625% 9/30/2030	5.00	1,176,000	1,210,314
US Treasury Notes 4.75% 2/15/2045	4.49 to 4.97	61,710,000	60,234,745
US Treasury Notes 4.875% 10/31/2030	4.56	95,000,000	98,900,196
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,402,212,269)			12,405,846,199

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	4.32	1,038,907,712	1,039,115,493
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	4.32	66,152,360	66,158,975
TOTAL MONEY MARKET FUNDS (Cost $1,105,218,513)			1,105,274,468

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	29,310,000	1,211,280
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	35,310,000	1,424,238
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	28,110,000	1,200,395
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	23,480,000	957,228
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	18,770,000	784,795
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	16,000,000	638,155
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	46,170,000	866,708
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	19,800,000	815,500
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	38,180,000	1,544,160

TOTAL PUT SWAPTIONS			9,442,459
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	29,310,000	1,078,248
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	35,310,000	1,336,985
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	28,110,000	991,054
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	23,480,000	882,786
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	18,770,000	685,764
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	69,400,000	2,170,179
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	16,000,000	581,273
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	46,170,000	1,796,434
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	19,800,000	728,227
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	38,180,000	1,442,595

TOTAL CALL SWAPTIONS			11,693,545
TOTAL PURCHASED SWAPTIONS (Cost $22,457,143)			21,136,004

TOTAL INVESTMENT IN SECURITIES - 112.3% (Cost $45,590,294,127)	43,805,197,993
NET OTHER ASSETS (LIABILITIES) - (12.3)%	(4,770,777,198)
NET ASSETS - 100.0%	39,034,420,795

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(167,250,000)	(134,373,099)
Ginnie Mae II Pool 2.5% 6/1/2055	(99,800,000)	(83,635,803)
Ginnie Mae II Pool 3.5% 6/1/2055	(117,500,000)	(104,585,657)
Ginnie Mae II Pool 5% 6/1/2055	(36,175,000)	(35,101,709)
Ginnie Mae II Pool 5.5% 6/1/2055	(354,775,000)	(352,341,811)
Ginnie Mae II Pool 6% 6/1/2055	(322,800,000)	(325,935,292)
Uniform Mortgage Backed Securities 2% 6/1/2055	(496,525,000)	(385,951,168)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(64,950,000)	(52,931,704)
Uniform Mortgage Backed Securities 3% 6/1/2055	(39,300,000)	(33,454,105)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(88,975,000)	(78,923,565)
Uniform Mortgage Backed Securities 4% 6/1/2055	(46,300,000)	(42,451,289)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(14,500,000)	(13,682,116)
Uniform Mortgage Backed Securities 5% 6/1/2055	(64,850,000)	(62,790,487)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(85,600,000)	(84,770,810)
Uniform Mortgage Backed Securities 6% 6/1/2055	(304,075,000)	(307,127,639)
Uniform Mortgage Backed Securities 6% 7/1/2055	(68,725,000)	(69,326,351)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(103,850,000)	(106,640,917)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(13,075,000)	(13,414,126)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,287,437,648)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,284,136,391)		(2,287,437,648)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	26,200,000	(809,895)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	19,000,000	(600,780)
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	6,700,000	(184,699)

TOTAL PUT SWAPTIONS			(1,595,374)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	26,200,000	(840,953)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	19,000,000	(257,269)
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	6,700,000	(236,717)

TOTAL CALL SWAPTIONS			(1,334,939)
TOTAL WRITTEN SWAPTIONS			(2,930,313)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 24 Contracts (Australia)	92	Jun 2025	6,768,654	(46,568)	(46,568)
CBOT 10 Year US Treasury Bond Contracts (United States)	10,934	Sep 2025	1,212,648,938	15,103,134	15,103,134
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	136	Sep 2025	15,342,500	250,638	250,638
CBOT 2 Year US Treasury Note Contracts (United States)	2,882	Sep 2025	598,060,031	1,177,482	1,177,482
CBOT 5 Year US Treasury Note Contracts (United States)	22,114	Sep 2025	2,395,049,859	18,807,902	18,807,902
CBOT US Treasury Long Bond Contracts (United States)	105	Sep 2025	11,878,125	284,139	284,139
CBOT US Treasury Ultra Bond Contracts (United States)	113	Sep 2025	13,139,781	344,068	344,068
TMX 10Y Canadian Bond Contracts (Canada)	308	Sep 2025	27,450,344	235,722	235,722

TOTAL PURCHASED					36,156,517

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	2,480	Sep 2025	275,047,500	(3,298,505)	(3,298,505)
CBOT 5 Year US Treasury Note Contracts (United States)	716	Sep 2025	77,546,156	(610,947)	(610,947)
CBOT US Treasury Long Bond Contracts (United States)	107	Sep 2025	12,104,375	(289,441)	(289,441)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	31	Sep 2025	3,820,923	(51,957)	(51,957)

TOTAL SOLD					(4,250,850)

TOTAL FUTURES CONTRACTS					31,905,667
The notional amount of futures purchased as a percentage of Net Assets is 10.7%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	354,000	USD	253,740	Canadian Imperial Bank of Commerce	7/08/25	4,674
EUR	1,805,000	USD	2,036,036	JPMorgan Chase Bank NA	7/08/25	18,139
GBP	300,000	USD	399,191	Brown Brothers Harriman & Co	7/08/25	5,079
USD	442,874	AUD	692,000	Brown Brothers Harriman & Co	7/08/25	(3,422)
USD	162,464	AUD	251,000	Canadian Imperial Bank of Commerce	7/08/25	585
USD	2,078,640	AUD	3,214,000	JPMorgan Chase Bank NA	7/08/25	5,817
USD	282,611	CAD	391,000	BNP Paribas SA	7/08/25	(2,812)
USD	3,871,746	CAD	5,328,000	JPMorgan Chase Bank NA	7/08/25	(17,600)
USD	587,217	EUR	526,000	BNP Paribas SA	7/08/25	(11,396)
USD	682,765	EUR	600,000	BNP Paribas SA	7/08/25	(63)
USD	281,247	EUR	250,000	Brown Brothers Harriman & Co	7/08/25	(3,265)
USD	488,689,794	EUR	429,107,000	Goldman Sachs Bank USA	7/08/25	345,680
USD	131,386,322	GBP	98,091,000	BNP Paribas SA	7/08/25	(797,937)
USD	865,228	GBP	655,000	Bank of America NA	7/08/25	(17,429)
USD	413,300	GBP	309,000	Brown Brothers Harriman & Co	7/08/25	(3,099)
USD	3,829,221	JPY	543,000,000	JPMorgan Chase Bank NA	7/08/25	40,524

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(436,525)
Unrealized Appreciation						420,498
Unrealized Depreciation						(857,023)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	13,250,000	(308,152)	259,919	(48,233)
Generali 4.125% 5/4/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,250,000	6,292	(23,029)	(16,737)
Societe Generale SA 5.25% 9/6/2032		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	5,550,000	42,168	(46,611)	(4,443)
Deutsche Bank AG 5.625% 5/19/2031		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,650,000	97,759	(120,750)	(22,991)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	86,955	(130,872)	(43,917)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		710,000	121,054	(203,072)	(82,018)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	136,399	(187,392)	(50,993)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		2,230,000	380,213	(557,228)	(177,015)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	153,449	(170,446)	(16,997)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	208,306	(201,952)	6,354
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	313,385	(206,940)	106,445
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	206,376	(108,675)	97,701
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,500,000	343,959	(172,396)	171,563
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	191,089	(95,776)	95,313
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	183,445	(256,998)	(73,553)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly		1,000,000	127,523	(149,497)	(21,974)
CMBX AAA Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		8,860,000	109,099	(172,020)	(62,921)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,800,000	7,739	(39,614)	(31,875)
UniCredit SpA 5.375% 4/16/2034		Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	5,600,000	24,131	(54,336)	(30,205)
CMBX AAA Series 13 Index		Dec 2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(11,398)	(102,104)	(113,502)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	218,239	(378,133)	(159,894)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,800,000	306,899	(496,209)	(189,310)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	204,599	(309,447)	(104,848)
CMBX BBB- Series 17 Index		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		800,000	104,153	(102,891)	1,262
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		3,200,000	408,072	(213,650)	194,422
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		900,000	114,770	(64,330)	50,440
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly		1,300,000	99,366	(64,617)	34,749
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	122,759	(177,728)	(54,969)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	284,734	(390,614)	(105,880)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	284,734	(402,938)	(118,204)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	150,039	(213,374)	(63,335)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,860,000	317,129	(429,309)	(112,180)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	248,929	(327,937)	(79,008)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	153,449	(146,883)	6,566
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	104,153	(111,546)	(7,393)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	145,227	(73,774)	71,453
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	102,018	(52,377)	49,641
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	63,761	(73,807)	(10,046)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,400,000	312,459	(350,048)	(37,589)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,600,000	208,306	(231,618)	(23,312)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(11,143)	(64,368)	(75,511)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,400,000	238,699	(334,001)	(95,302)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		2,200,000	375,098	(564,837)	(189,739)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,820,000	310,309	(507,562)	(197,253)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	85,250	(112,644)	(27,394)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,410,000	240,404	(307,134)	(66,730)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		3,610,000	615,502	(792,123)	(176,621)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	172,204	(270,979)	(98,775)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,600,000	208,306	(252,775)	(44,469)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	129,940	(66,999)	62,941
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	61,148	(29,183)	31,965
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	221,325	(213,954)	7,371
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	182,006	(176,481)	5,525
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		2,700,000	351,517	(377,334)	(25,817)
CMBX AAA Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,300,000	114,517	(159,877)	(45,360)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,800,000	214,019	(209,404)	4,615

TOTAL BUY PROTECTION								9,882,687	(11,790,674)	(1,907,987)
Sell Protection
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly		6,100,000	(35,236)	46,137	10,901
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		8,300,000	(145,311)	151,077	5,766
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,800,000	(66,528)	103,762	37,234
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		5,200,000	(91,038)	159,940	68,902
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	22,540	282,585	305,125
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,300,000	(92,789)	129,238	36,449
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(29,762)	41,718	11,956
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		9,200,000	(161,067)	184,544	23,477
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		8,100,000	(141,809)	127,695	(14,114)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(38,516)	34,683	(3,833)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		6,600,000	(115,548)	88,783	(26,765)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		20,200,000	(353,647)	269,611	(84,036)

TOTAL SELL PROTECTION								(1,248,711)	1,619,773	371,062
TOTAL CREDIT DEFAULT SWAPS								8,633,976	(10,170,901)	(1,536,925)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	350,031,000	444,843	0	444,843
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	147,771,000	2,480,401	0	2,480,401
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	185,930,000	1,034,507	0	1,034,507
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	105,751,000	(72,345)	0	(72,345)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	725,439,000	(856,709)	0	(856,709)
TOTAL INTEREST RATE SWAPS							3,030,697	0	3,030,697

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,581,653,431 or 22.0% of net assets.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,998,239 and $4,889,187, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,884 or 0.0% of net assets.

(r)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(s)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $630,960,630 or 1.6% of net assets.

(t)	Security or a portion of the security is on loan at period end.
(u)	A portion of the security sold on a delayed delivery basis.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $58,942,567.
(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $40,300,257.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $8,389,952.

(y)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,565,680.
(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	5,862

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,266,757,675	10,419,446,370	10,647,088,552	45,865,734	-	-	1,039,115,493	1,038,907,712	1.9%
Fidelity Securities Lending Cash Central Fund	65,292,563	4,602,362,163	4,601,495,751	726,971	-	-	66,158,975	66,152,360	0.2%
Total	1,332,050,238	15,021,808,533	15,248,584,303	46,592,705	-	-	1,105,274,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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